UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09161
                                                     ---------------------

               Nuveen California Dividend Advantage Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: August 31
                                           ------------------

                  Date of reporting period: February 28, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT February 28, 2005

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                   NUVEEN INSURED CALIFORNIA PREMIUM INCOME MUNICIPAL FUND, INC.
                                                                             NPC

                 NUVEEN INSURED CALIFORNIA PREMIUM INCOME MUNICIPAL FUND 2, INC.
                                                                             NCL

                                 NUVEEN CALIFORNIA PREMIUM INCOME MUNICIPAL FUND
                                                                             NCU

                             NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NAC

                           NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NVX

                           NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND 3
                                                                             NZH

                     NUVEEN INSURED CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NKL

                     NUVEEN INSURED CALIFORNIA TAX-FREE ADVANTAGE MUNICIPAL FUND
                                                                             NKX

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Photo of: A child.

DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

Logo: NUVEEN Investments

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

Timothy R. Schwertfeger
Chairman of the Board

Photo of: Timothy R. Schwertfeger

Chairman's
     LETTER TO SHAREHOLDERS

For all American taxpayers, the date of this chairman's letter carries special significance. Therefore, I am especially pleased on this day to report that over the six-month period covered by this semiannual report your Fund continued to provide you with monthly tax-free income and an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Managers' Perspective and Performance Overview sections of this report.

As I noted in my last letter to you, our conversations with financial advisers and investors suggest that many of you may be wondering whether long-term interest rates will soon begin to rise substantially, how high rates might eventually go, and whether that makes this a good time to adjust your holdings of fixed-income investments. We can't answer these questions for you - no one knows what the future will bring.



"IN FACT, A WELL-DIVERSIFIED PORTFOLIO MAY ACTUALLY HELP TO REDUCE YOUR OVERALL INVESTMENT RISK."



From our experience, we do know that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in helping you achieve your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk. That is one reason why we believe that a municipal bond investment like your Nuveen Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

As in past reports, I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for instructions.

Some of you may have heard that in April, 2005, The St. Paul Travelers Companies, Inc., which had owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser) completed a public offering of a substantial portion of its equity stake in Nuveen. At the same time, St. Paul Travelers also entered into agreements to sell the balance of its shares in Nuveen to us or to others at a future date.

These transactions will have no impact on the investment objectives or management of your Fund. However, taken as a whole they are considered to be an "assignment" of your Fund's investment management agreement. This means that you and your fellow Fund shareholders soon will be asked to formally approve the continuation of your Fund's management contract with Nuveen. We will be sending you more information about this process in the coming weeks.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

April 15, 2005

Nuveen California Municipal Closed-End Exchange-Traded Funds
(NPC, NCL, NCU, NAC, NVX, NZH, NKL, NKX)

Portfolio Managers'
         COMMENTS



Portfolio managers Dan Solender and Scott Romans review key investment strategies and the semiannual performance of these Funds. With thirteen years of investment experience, including nine at Nuveen, Dan assumed portfolio management responsibility for NPC and NCL in May 2004. Scott, who joined Nuveen in 2000, has managed NCU, NAC, NVX, NZH, NKL and NKX since January 2003.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE CALIFORNIA FUNDS DURING THE SIX MONTHS ENDED FEBRUARY 28, 2005?

Between September 2004 and February 2005, the Federal Reserve introduced four quarter-point increases in the fed funds rate, raising this short-term interest rate target from 1.5% to 2.5%. (On March 22, 2005, following the end of this reporting period, the Fed announced another 0.25% hike, taking the fed funds rate to 2.75%.) With the market anticipating increases in interest rates throughout the period, our focus centered on finding bonds that we believed could add immediate value to the Funds' portfolios and also had the potential to perform well under a variety of future market scenarios.

Overall, our purchase activity for NCU, NAC, NVX, NZH, NKL and NKX emphasized finding premium bonds (those trading above their par value) in the intermediate and long-intermediate parts of the yield curve - that is, bonds that mature in 20 to 25 years. During the last two months of this period, we began to focus on bonds slightly further out on the yield curve. Generally speaking, our purchases of specific bonds during this period were influenced primarily by the bond's positioning on the yield curve, and secondarily on factors such as credit rating or industry sector, except when the need to maintain adequate diversification was an issue.

For NPC and NCL, the funds investing exclusively in insured or guaranteed bonds, we focused our purchase activity during this period on the 15 to 20 year part of the yield curve. In particular, we looked for credits, especially from smaller issuers, that had high quality characteristics separate and apart from their insurance enhancement. This led to the purchase of a number of local school district and essential services bonds, which helped to diversify the holdings of these two Funds.

Some of these portfolio additions were financed with the proceeds from sales of pre-refunded bonds, bonds with short call dates, and bonds with shorter maturities. This was especially true in NPC, NCL and NCU. These holdings with short effective maturities tended to underperform in the interest rate environment of the past six months. Some of the proceeds from these sales were redeployed into bonds with maturities in targeted ranges of the yield curve, and that offered at least 10 years of call protection.

In NKL and NKX, we also worked to improve the Funds' risk profiles by taking advantage of opportunities to selectively trim some of our more concentrated BBB and nonrated positions. Because lower-rated bonds generally performed well over the past year, demand for these bonds was strong. As a result, we were able to obtain attractive prices for the bonds we sold. In addition to reducing some of our concentrated credit positions, this approach enabled us to enhance the Funds' diversification as we reinvested the proceeds in new lower-rated and nonrated names when the market provided suitable opportunities. Among the additions to NCU's and NVX's portfolios during this period was a BBB+ credit issued for Daughters of Charity Health.

Another strategy designed to help us reduce interest rate risk is hedging some of the Funds' interest rate exposure through the use of derivative financial instruments or in the form of interest rate swaps. During this period, we employed this strategy in NKL and NKX. It is important to note that we did not use the hedges in an attempt to profit from correctly predicting the timing and direction of interest rate movements. Instead, our sole objective was to reduce NKL's and NKX's durations (and therefore their price sensitivity to interest rate changes) without having a negative impact on their income streams or common share dividends over the short term. The cost of the hedge is reflected as an addition or subtraction to the Fund's net asset value (NAV) as the market value of the hedge fluctuates. The hedges did succeed in reducing the volatility of the Funds' NAVs over the course of this reporting period, and the hedges had positive market values as of February 28, 2005.

HOW DID THE FUNDS PERFORM OVER THE SIX MONTH PERIOD?

Individual results for the Nuveen California Funds, as well as for comparative indexes, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 2/28/05
(Annualized)

NONINSURED CA FUNDS      6-MONTH         1-YEAR          5-YEAR         10-YEAR
--------------------------------------------------------------------------------
NCU                        5.14%          5.89%           9.99%           8.18%
--------------------------------------------------------------------------------
NAC                        4.74%          5.27%           11.85%          NA
--------------------------------------------------------------------------------
NVX                        5.38%          5.67%           NA              NA
--------------------------------------------------------------------------------
NZH                        5.12%          5.46%           NA              NA
--------------------------------------------------------------------------------
Lehman Brothers
CA Tax-Exempt
Bond Index1                2.97%          4.01%           7.21%           6.65%
--------------------------------------------------------------------------------
Lipper CA
Municipal Debt
Funds Average2             2.76%          5.56%           6.53%           5.81%
--------------------------------------------------------------------------------
INSURED CA FUNDS
--------------------------------------------------------------------------------
NPC                        2.82%          2.99%           9.26%           7.38%
--------------------------------------------------------------------------------
NCL                        3.45%          3.05%           9.20%           7.64%
--------------------------------------------------------------------------------
NKL                        4.79%          4.60%           NA              NA
--------------------------------------------------------------------------------
NKX                        5.15%          4.86%           NA              NA
--------------------------------------------------------------------------------
Lehman Brothers Insured
CA Tax-Exempt
Bond Index1                2.64%          3.04%           7.40%           6.74%
--------------------------------------------------------------------------------
Lipper Insured
CA Municipal Debt
Funds Average2             2.59%          3.74%           6.44%           5.66%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower then the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

1 The Lehman Brothers California Tax-Exempt Bond Index is an unleveraged, unmanaged index comprising a broad range of investment-grade California municipal bonds. The Lehman Brothers Insured California Tax-Exempt Bond Index is an unleveraged, unmanaged index containing a broad range of insured California municipal bonds. Results for the Lehman indexes do not reflect any expenses.

2 The Lipper California Municipal Debt Funds average is calculated using the returns of all leveraged and unleveraged closed-end exchange-traded funds in this category for each period as follows: 6 months, 30 funds; 1 year, 30 funds; 5 years, 19 funds; and 10 years, 17 funds. The Lipper Insured California Municipal Debt Funds average is calculated using the returns of all closed-end exchange-traded funds in its category for each period as follows: 6 months, 13 funds; 1 year, 13 funds; 5 years, 7 funds; and 10 years, 6 funds. Fund and Lipper returns assume reinvestment of dividends.

For the six months ended February 28, 2005, the cumulative returns on NAV for the four noninsured California Funds outperformed the return on the Lehman Brothers California Tax-Exempt Bond Index, while the four insured Funds outperformed the Lehman Brothers Insured California Bond index. Each of the Funds also performed better than the average returns for their respective Lipper California Fund peer groups.

One of the primary factors benefiting the six-month performances of all these Funds relative to that of the unleveraged Lehman Brothers indexes was the Funds' use of financial leverage. While leveraging can add volatility to the Funds' NAVs and share prices, especially during periods when interest rates rise, this strategy can also provide opportunities for additional income and total returns for common shareholders when short-term interest rates remain relatively low and long-term rates fall or remain fairly constant, as they did during this reporting period.

Although short-term rates remained historically low over this period, they did rise in response to increases in the fed funds rate. At the same time, longer-term yields fell by 20 basis points between the end of August 2004 and the end of February 2005, as measured by the Bond Buyer 25, a widely followed municipal bond index. As a result, bonds with longer maturities generally tended to perform better than securities with shorter maturities. This benefited NVX and NZH, which were introduced in 2001, and NKL and NKX, which were introduced in 2002, since these Funds had less exposure to the shorter end of the yield curve than the four older Funds. This accounts for much of the relative performance differences between these Funds over the six-month reporting period.

In addition, NCU, NAC, NVX and NZH (the noninsured Funds) as well as NKL and NKX (which predominantly hold insured bonds but can invest up to 20% of their portfolios in uninsured bonds) benefited from their allocations of lower quality issues during this period. BBB and nonrated bonds generally outperformed other credit quality sectors as the economy improved. In particular, the Funds' returns were helped by our selection of individual nonrated credits, which tended to outperform the nonrated segment of the market as a whole. Among the lower-rated credits producing the strongest total returns were bonds backed by the 1998 master tobacco settlement agreement, as the litigation environment improved and the supply/demand situation drove tobacco bond prices higher. As of February 28, 2005, all six of these Funds held positions in tobacco bonds, with NCU, NVX and NZH allocating approximately 4% of their portfolios to these bonds, while NAC allocated 2.8%, and NKL and NKX allocated about 1.5% and 1.3%, respectively.

Our sector allocation decisions also made positive contributions to the Funds' cumulative six-month returns. In NCU, NAC, NVX, NZH, NKL and NKX especially, our holdings in healthcare were beneficial, as this sector ranked second in terms of performance among the Lehman municipal revenue sectors for the period.

One area of the municipal market that tended to underperform during this period was the pre-refunded sector, due primarily to these bonds' shorter effective maturities. As of February 28, 2005, NPC had a considerably larger exposure to pre-refunded bonds than any of the other Funds, and this served as a constraint on NPC's performance during this period.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF FEBRUARY 28, 2005?

We continued to believe that, given the current geopolitical and economic climate, maintaining strong credit quality was an important requirement. As of February 28, 2005, the four noninsured Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 62% in NAC to 65% in NZH, 67% in NCU, and 70% in NVX. NPC and NCL continued to be 100% invested in insured and/or U.S. guaranteed securities, while NKL and NKX, which can invest up to 20% of their assets in uninsured investment-grade quality securities, had allocated 80% and 82% of their portfolios, respectively, to insured bonds as of February 28, 2005.

As of February 28, 2005, potential call exposure for the period March 2005 through the end of 2006 ranged from zero in NKL to 2% in NZH, 3% in NAC, 4% in NVX and NKX, 10% in NPC, 12% in NCU and 15% in NCL. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Dividend and Share Price
       INFORMATION



As short-term interest rates remained relatively low throughout this reporting period, the leveraged structures of these eight Funds continued to support their dividend-paying capabilities. The extent of this benefit is tied in part to the short-term rates these Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. This strategy helped to maintain the dividends of NPC, NCL, NCU, NAC, NVX, NZH and NKL throughout the reporting period. However, the rise in short-term interest rates during this period, and the resulting increase in borrowing costs, was enough to offset some of the leverage advantage in NKX, which was initially invested during the low rate environment of 2002 and has not had the same opportunity as the other Funds to build reserves. As a result, NKX's dividend was reduced in December 2004.

In addition, due to capital gains generated by normal portfolio activity, common shareholders received capital gains and net ordinary income distributions at the end of December 2004 as follows:

                           LONG-TERM
                       CAPITAL GAINS                    ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NPC                          $0.1157                            $0.0557
--------------------------------------------------------------------------------
NAC                          $0.0464                           $     --
--------------------------------------------------------------------------------
NKL                          $0.0426                            $0.0072
--------------------------------------------------------------------------------

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of February 28, 2005, all of the Funds in this report, with the exception of NKX, had positive UNII balances for both financial statement and tax purposes. As of February 28, 2005, NKX had a positive UNII balance for tax purposes and a negative UNII balance for financial statement purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                             2/28/05                    6-MONTH AVERAGE
                    PREMIUM/DISCOUNT                   PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NPC                            2.55%                            -2.44%
--------------------------------------------------------------------------------
NCL                           -1.25%                            -0.41%
--------------------------------------------------------------------------------
NCU                           -4.12%                            -6.87%
--------------------------------------------------------------------------------
NAC                           -4.88%                            -4.90%
--------------------------------------------------------------------------------
NVX                           -7.97%                            -8.36%
--------------------------------------------------------------------------------
NZH                           -8.76%                            -9.76%
--------------------------------------------------------------------------------
NKL                           -6.17%                            -5.82%
--------------------------------------------------------------------------------
NKX                           -1.21%                            -2.71%
--------------------------------------------------------------------------------

Nuveen Insured California Premium Income Municipal Fund, Inc.
NPC

Performance
     OVERVIEW As of February 28, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          78%
U.S. Guaranteed                  22%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                            0.077
Apr                            0.077
May                            0.077
Jun                            0.077
Jul                            0.077
Aug                            0.077
Sep                            0.077
Oct                            0.077
Nov                            0.077
Dec                            0.077
Jan                            0.077
Feb                            0.077

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/04                        16.23
                              16.22
                              16.35
                              16.28
                              16.41
                              16.4
                              16.46
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                              15.67
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                              15
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                              14.7
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                              14
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                              14
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                              15.18
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                              15.7
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                              15.8
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                              15.93
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                              15.88
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                              15.75
                              15.89
                              16.1
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                              15.82
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                              15.64
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                              15.6
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                              15.74
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                              15.62
                              15.46
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                              15.25
                              15.1
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                              15.3
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                              16.49
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                              16.4
                              16.54
                              16.47
                              16.57
                              16.58
2/28/05                       16.46


FUND SNAPSHOT
------------------------------------
Share Price                   $16.46
------------------------------------
Common Share
Net Asset Value               $16.05
------------------------------------
Premium/(Discount) to NAV      2.55%
------------------------------------
Market Yield                   5.61%
------------------------------------
Taxable-Equivalent Yield1      8.56%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $103,478
------------------------------------
Average Effective
Maturity on Securities (Years) 17.32
------------------------------------
Leverage-Adjusted Duration      8.09
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/19/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    8.27%         2.82%
------------------------------------
1-Year          8.83%         2.99%
------------------------------------
5-Year         10.71%         9.26%
------------------------------------
10-Year         8.87%         7.38%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         29.0%
------------------------------------
U.S. Guaranteed                21.6%
------------------------------------
Water and Sewer                16.1%
------------------------------------
Tax Obligation/Limited         15.7%
------------------------------------
Education and Civic
  Organizations                 6.2%
------------------------------------
Utilities                       5.5%
------------------------------------
Other                           5.9%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.1714 per share.

Nuveen Insured California Premium Income Municipal Fund 2, Inc.
NCL

Performance
     OVERVIEW As of February 28, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          91%
U.S. Guaranteed                   9%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                            0.076
Apr                            0.076
May                            0.076
Jun                            0.076
Jul                            0.076
Aug                            0.076
Sep                            0.076
Oct                            0.076
Nov                            0.076
Dec                            0.076
Jan                            0.076
Feb                            0.076

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/04                        15.67
                              15.7
                              15.63
                              15.64
                              15.73
                              15.76
                              15.76
                              15.78
                              15.8
                              15.63
                              15.63
                              15.65
                              15.74
                              15.75
                              15.66
                              15.7
                              15.71
                              15.78
                              15.91
                              15.85
                              15.85
                              15.85
                              15.85
                              15.87
                              15.7
                              15.31
                              14.9
                              14.8
                              14.88
                              14.7
                              14.47
                              14.2
                              14.08
                              14.1
                              14.05
                              13.71
                              13.76
                              13.83
                              13.55
                              13.43
                              13.4
                              13.32
                              13.32
                              13.37
                              13.35
                              13.38
                              13.48
                              13.46
                              13.16
                              13.12
                              13.14
                              13.14
                              13.06
                              13.23
                              13.25
                              13.29
                              13.38
                              13.42
                              13.42
                              13.6
                              13.72
                              13.82
                              13.83
                              13.97
                              13.97
                              13.86
                              13.92
                              13.94
                              13.85
                              13.8
                              13.82
                              13.74
                              13.77
                              13.44
                              13.35
                              13.27
                              13.2
                              13.16
                              13.2
                              13.22
                              13.22
                              13.25
                              13.21
                              13.22
                              13.23
                              13.3
                              13.46
                              13.65
                              13.63
                              13.79
                              13.8
                              13.88
                              14.07
                              13.91
                              13.91
                              13.91
                              14.11
                              14.05
                              13.91
                              13.81
                              13.9
                              13.86
                              13.99
                              14
                              13.95
                              14.05
                              14.24
                              14.24
                              14.29
                              14.28
                              14.43
                              14.47
                              14.52
                              14.6
                              14.68
                              14.65
                              14.79
                              14.7
                              14.57
                              14.76
                              15.05
                              14.85
                              14.9
                              14.91
                              14.75
                              14.9
                              15.01
                              15.08
                              15.06
                              15.18
                              15.15
                              15.12
                              15.15
                              15.05
                              15.15
                              15.1
                              15.11
                              15.14
                              15.15
                              15.1
                              15.11
                              15.15
                              15.17
                              15.22
                              15.23
                              15.28
                              15.3
                              15.3
                              15.33
                              15.37
                              15.35
                              15.36
                              15.45
                              15.33
                              15.29
                              15.26
                              15.35
                              15.38
                              15.42
                              15.28
                              15.27
                              15.27
                              15.3
                              15.26
                              15.29
                              15.3
                              15.3
                              15.3
                              15.26
                              15.35
                              15.41
                              15.3
                              15.3
                              15.4
                              15.5
                              15.5
                              15.5
                              15.4
                              15.35
                              15.25
                              15.25
                              15.29
                              15.3
                              15.3
                              15.33
                              15.25
                              15.24
                              15.34
                              15.5
                              15.34
                              15.31
                              15.35
                              15.38
                              15.45
                              15.41
                              15.27
                              15.3
                              15.31
                              15.32
                              15.52
                              15.44
                              15.49
                              15.47
                              15.52
                              15.61
                              15.53
                              15.37
                              15.29
                              15.27
                              15.14
                              15.1
                              15
                              14.94
                              15.05
                              15.17
                              15.25
                              15.27
                              15.3
                              15.24
                              15.44
                              15.39
                              14.95
                              15.03
                              14.91
                              14.9
                              14.72
                              14.68
                              14.69
                              14.74
                              14.69
                              14.57
                              14.55
                              14.62
                              14.67
                              14.77
                              14.92
                              14.93
                              14.92
                              14.97
                              15.06
                              15.09
                              15
                              15.02
                              15.04
                              14.97
                              15.01
                              14.98
                              15.01
                              14.97
                              14.91
                              14.7
                              14.7
                              14.84
                              14.89
2/28/05                       14.99


FUND SNAPSHOT
------------------------------------
Share Price                   $14.99
------------------------------------
Common Share
Net Asset Value               $15.18
------------------------------------
Premium/(Discount) to NAV     -1.25%
------------------------------------
Market Yield                   6.08%
------------------------------------
Taxable-Equivalent Yield1      9.28%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $192,936
------------------------------------
Average Effective
Maturity on Securities (Years) 18.07
------------------------------------
Leverage-Adjusted Duration      7.70
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/18/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    1.75%         3.45%
------------------------------------
1-Year          2.52%         3.05%
------------------------------------
5-Year          9.94%         9.20%
------------------------------------
10-Year         8.33%         7.64%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         31.9%
------------------------------------
Tax Obligation/General         17.8%
------------------------------------
Water and Sewer                17.3%
------------------------------------
U.S. Guaranteed                 9.1%
------------------------------------
Utilities                       8.2%
------------------------------------
Education and Civic
  Organizations                 7.8%
------------------------------------
Other                           7.9%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen California Premium Income Municipal Fund
NCU

Performance
     OVERVIEW As of February 28, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              60%
AA                                7%
A                                14%
BBB                              13%
BB or Lower                       5%
NR                                1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                            0.073
Apr                            0.073
May                            0.073
Jun                            0.073
Jul                            0.073
Aug                            0.073
Sep                            0.073
Oct                            0.073
Nov                            0.073
Dec                            0.073
Jan                            0.073
Feb                            0.073

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/04                        13.89
                              13.9
                              13.93
                              13.9
                              14.03
                              14.01
                              14
                              14.07
                              14.04
                              14.1
                              14.12
                              14.15
                              14.11
                              14.11
                              14.11
                              14.12
                              14.1
                              14.07
                              14.08
                              14.02
                              14.01
                              14.02
                              14.02
                              14.07
                              14.07
                              13.95
                              13.71
                              13.6
                              13.6
                              13.6
                              13.13
                              12.92
                              12.87
                              12.92
                              13.05
                              13.22
                              13.19
                              13.09
                              12.87
                              12.8
                              12.74
                              12.63
                              12.74
                              12.75
                              12.97
                              12.78
                              12.78
                              12.65
                              12.37
                              12.51
                              12.4
                              12.24
                              11.95
                              12.17
                              12.01
                              12.05
                              11.98
                              12.19
                              12.18
                              12.24
                              12.45
                              12.79
                              12.93
                              12.99
                              12.99
                              12.65
                              12.62
                              12.84
                              12.65
                              12.66
                              12.85
                              12.6
                              12.51
                              12.32
                              12.45
                              12.46
                              12.34
                              12.6
                              12.54
                              12.5
                              12.5
                              12.54
                              12.52
                              12.54
                              12.56
                              12.62
                              12.59
                              12.8
                              12.8
                              12.75
                              12.8
                              12.81
                              12.87
                              12.75
                              12.77
                              12.71
                              12.8
                              12.8
                              12.79
                              12.79
                              12.79
                              12.84
                              12.89
                              12.9
                              12.95
                              13.02
                              13.14
                              13.14
                              13.26
                              13.25
                              13.25
                              13.13
                              13.18
                              13.15
                              13.14
                              13.19
                              13.18
                              13.23
                              13.25
                              13.34
                              13.33
                              13.28
                              13.36
                              13.27
                              13.5
                              13.28
                              13.48
                              13.67
                              13.85
                              13.67
                              13.7
                              13.67
                              13.55
                              13.6
                              13.7
                              13.53
                              13.62
                              13.7
                              13.81
                              13.73
                              13.88
                              13.93
                              13.85
                              13.94
                              13.95
                              13.95
                              13.9
                              13.95
                              14.22
                              14.1
                              14
                              13.82
                              13.75
                              13.88
                              13.85
                              13.8
                              13.85
                              13.99
                              14
                              14.02
                              13.92
                              14.05
                              14
                              13.94
                              13.94
                              14.01
                              14.1
                              13.95
                              13.85
                              13.9
                              13.91
                              13.9
                              13.9
                              13.9
                              13.92
                              13.91
                              13.84
                              13.55
                              13.34
                              13.36
                              13.3
                              13.38
                              13.42
                              13.5
                              13.6
                              13.65
                              13.6
                              13.55
                              13.6
                              13.5
                              13.6
                              13.65
                              13.65
                              13.7
                              13.59
                              13.51
                              13.52
                              13.61
                              13.56
                              13.5
                              13.63
                              13.73
                              13.58
                              13.5
                              13.54
                              13.42
                              13.31
                              13.3
                              13.279
                              13.32
                              13.31
                              13.27
                              13.1
                              13.18
                              13.14
                              13.18
                              13.22
                              13.33
                              13.38
                              13.44
                              13.42
                              13.49
                              13.5
                              13.4
                              13.43
                              13.54
                              13.53
                              13.53
                              13.48
                              13.71
                              14.25
                              14.13
                              14.18
                              13.9
                              14.03
                              14.02
                              13.83
                              13.78
                              13.75
                              13.83
                              14.1
                              14.05
                              14.06
                              14.03
                              13.93
                              14.3
                              14.3
                              14.17
                              14
                              13.96
                              14
                              14.35
                              14.15
                              14.21
2/28/05                       14.2


FUND SNAPSHOT
------------------------------------
Share Price                   $14.20
------------------------------------
Common Share
Net Asset Value               $14.81
------------------------------------
Premium/(Discount) to NAV     -4.12%
------------------------------------
Market Yield                   6.17%
------------------------------------
Taxable-Equivalent Yield1      9.42%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $85,499
------------------------------------
Average Effective
Maturity on Securities (Years) 17.15
------------------------------------
Leverage-Adjusted Duration      9.69
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/18/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    7.20%         5.14%
------------------------------------
1-Year          9.19%         5.89%
------------------------------------
5-Year          9.11%         9.99%
------------------------------------
10-Year         8.56%         8.18%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         31.0%
------------------------------------
Tax Obligation/General         18.2%
------------------------------------
Healthcare                     14.7%
------------------------------------
Water and Sewer                11.5%
------------------------------------
Utilities                       7.6%
------------------------------------
Transportation                  5.6%
------------------------------------
U.S. Guaranteed                 4.2%
------------------------------------
Other                           7.2%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen California Dividend Advantage Municipal Fund
NAC

Performance
      OVERVIEW As of February 28, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              54%
AA                                8%
A                                15%
BBB                              14%
NR                                9%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                            0.082
Apr                            0.082
May                            0.082
Jun                            0.082
Jul                            0.082
Aug                            0.082
Sep                            0.082
Oct                            0.082
Nov                            0.082
Dec                            0.082
Jan                            0.082
Feb                            0.082

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/04                        15.26
                              15.32
                              15.28
                              15.3
                              15.45
                              15.45
                              15.62
                              15.65
                              15.66
                              15.63
                              15.55
                              15.45
                              15.52
                              15.58
                              15.62
                              15.56
                              15.55
                              15.57
                              15.53
                              15.42
                              15.4
                              15.38
                              15.49
                              15.5
                              15.3
                              15.15
                              14.92
                              14.93
                              14.92
                              14.77
                              14.52
                              14.4
                              14.18
                              14.38
                              14.4
                              14.35
                              14.24
                              14.26
                              14.23
                              14.08
                              14
                              14
                              13.95
                              14.13
                              14
                              13.9
                              13.82
                              13.8
                              13.55
                              13.3
                              13.46
                              13.26
                              13.12
                              13.22
                              13.25
                              13.18
                              13.19
                              13.43
                              13.53
                              13.55
                              13.6
                              13.8
                              13.95
                              14.16
                              14.16
                              14.11
                              14.08
                              14.02
                              14.08
                              14.13
                              14.11
                              14.02
                              13.97
                              13.94
                              14
                              14.05
                              13.97
                              13.93
                              13.99
                              14.07
                              13.9
                              14
                              13.91
                              13.93
                              13.97
                              13.98
                              14.08
                              14.23
                              14.22
                              14.12
                              14.17
                              14.2
                              14.22
                              14.19
                              14.21
                              14.18
                              14.25
                              14.24
                              14.22
                              14.2
                              14.1
                              14.09
                              14.08
                              14.06
                              14.15
                              14.27
                              14.35
                              14.35
                              14.45
                              14.59
                              14.61
                              14.54
                              14.61
                              14.67
                              14.65
                              14.68
                              14.65
                              14.65
                              14.64
                              14.66
                              14.71
                              14.75
                              14.84
                              14.79
                              14.7
                              14.79
                              14.8
                              14.87
                              14.87
                              15
                              15.06
                              14.98
                              14.92
                              15.02
                              15.09
                              15
                              15.14
                              15.02
                              14.96
                              14.94
                              14.95
                              14.98
                              14.99
                              14.97
                              15.04
                              15.04
                              15.04
                              15
                              15
                              15.04
                              14.96
                              14.81
                              14.85
                              14.91
                              14.9
                              14.9
                              14.99
                              15.05
                              15.05
                              15
                              15.01
                              15.05
                              15.12
                              15.18
                              15.24
                              15.19
                              15.27
                              15.28
                              15.27
                              15.31
                              15.27
                              15.32
                              15.32
                              15.47
                              15.4
                              15.5
                              15.48
                              15.23
                              14.89
                              15.04
                              14.96
                              15.12
                              15.14
                              15.14
                              15.17
                              15.18
                              15.28
                              15.05
                              15.11
                              15.09
                              15
                              14.98
                              14.9
                              14.76
                              14.75
                              14.7
                              14.81
                              14.82
                              14.81
                              14.89
                              14.83
                              14.83
                              14.83
                              14.86
                              14.9
                              14.86
                              14.95
                              14.93
                              14.85
                              14.84
                              14.83
                              14.76
                              14.9
                              14.84
                              14.89
                              14.9
                              14.9
                              14.82
                              14.75
                              14.81
                              14.88
                              14.76
                              14.75
                              14.57
                              14.46
                              14.4
                              14.5
                              14.53
                              14.59
                              14.57
                              14.53
                              14.61
                              14.52
                              14.61
                              14.69
                              14.74
                              14.8
                              14.89
                              14.98
                              15.07
                              15.19
                              15.15
                              15.23
                              15.21
                              15.11
                              15.2
                              15.04
                              14.98
                              15
                              14.83
                              14.79
                              14.82
                              14.9
                              15.06
2/28/05                       15.01

FUND SNAPSHOT
------------------------------------
Share Price                   $15.01
------------------------------------
Common Share
Net Asset Value               $15.78
------------------------------------
Premium/(Discount) to NAV     -4.88%
------------------------------------
Market Yield                   6.56%
------------------------------------
Taxable-Equivalent Yield1     10.02%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $369,416
------------------------------------
Average Effective
Maturity on Securities (Years) 18.78
------------------------------------
Leverage-Adjusted Duration      7.87
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/26/99)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.71%         4.74%
------------------------------------
1-Year          5.52%         5.27%
------------------------------------
5-Year         10.18%        11.85%
------------------------------------
Since
Inception       6.46%         8.06%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------

Tax Obligation/Limited         27.4%
------------------------------------
Tax Obligation/General         15.3%
------------------------------------
Transportation                 13.6%
------------------------------------
Utilities                       7.9%
------------------------------------
Healthcare                      7.8%
------------------------------------
Water and Sewer                 7.7%
------------------------------------
Education and Civic
  Organizations                 7.1%
------------------------------------
Housing/Multifamily             4.9%
------------------------------------
Other                           8.3%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.0464 per share.

Nuveen California Dividend Advantage Municipal Fund 2
NVX

Performance
     OVERVIEW As of February 28, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              69%
AA                                1%
A                                12%
BBB                              12%
NR                                6%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                            0.076
Apr                            0.076
May                            0.076
Jun                            0.076
Jul                            0.076
Aug                            0.076
Sep                            0.076
Oct                            0.076
Nov                            0.076
Dec                            0.076
Jan                            0.076
Feb                            0.076

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/04                        14.29
                              14.38
                              14.27
                              14.3
                              14.35
                              14.56
                              14.57
                              14.75
                              14.54
                              14.52
                              14.6
                              14.56
                              14.56
                              14.55
                              14.53
                              14.66
                              14.52
                              14.6
                              14.52
                              14.49
                              14.35
                              14.35
                              14.36
                              14.36
                              14.19
                              13.97
                              13.87
                              14
                              13.95
                              13.75
                              13.4
                              13.57
                              13.29
                              13.35
                              13.4
                              13.26
                              13.06
                              13.1
                              13.06
                              12.98
                              12.97
                              12.89
                              12.92
                              12.92
                              12.89
                              12.76
                              12.8
                              12.74
                              12.61
                              12.34
                              12.49
                              12.39
                              12.25
                              12.41
                              12.25
                              12.46
                              12.59
                              12.64
                              12.75
                              12.69
                              12.81
                              12.9
                              13.08
                              13.05
                              13.05
                              13.07
                              13.05
                              13.1
                              13.09
                              12.98
                              13.05
                              13.05
                              12.99
                              12.92
                              13.1
                              12.84
                              12.89
                              12.96
                              12.99
                              13.09
                              13
                              13.06
                              13.14
                              13.1
                              13.1
                              13.05
                              13.09
                              13.42
                              13.33
                              13.3
                              13.3
                              13.35
                              13.4
                              13.38
                              13.28
                              13.22
                              13.37
                              13.45
                              13.25
                              13.25
                              13.24
                              13.3
                              13.33
                              13.31
                              13.38
                              13.37
                              13.4
                              13.4
                              13.46
                              13.52
                              13.56
                              13.59
                              13.68
                              13.9
                              13.69
                              13.6
                              13.57
                              13.65
                              13.65
                              13.63
                              13.7
                              13.65
                              13.88
                              13.77
                              13.9
                              13.98
                              13.99
                              13.93
                              14.03
                              14.08
                              14.15
                              14.12
                              14
                              14
                              14.09
                              14.13
                              14.2
                              14.01
                              13.98
                              13.97
                              13.95
                              14.02
                              14
                              14.01
                              13.99
                              14.14
                              14.03
                              14.11
                              14.17
                              14.08
                              14.05
                              13.95
                              13.95
                              13.95
                              13.9
                              13.9
                              14.04
                              14.09
                              14.03
                              14.04
                              14.04
                              14.05
                              14.04
                              14.12
                              14.11
                              14.13
                              14.16
                              14.19
                              14.16
                              14.06
                              14.04
                              14.08
                              14.08
                              14.11
                              14.18
                              14.25
                              14.22
                              14.04
                              13.65
                              13.7
                              13.65
                              13.74
                              13.76
                              14.03
                              14.06
                              14.1
                              14.04
                              13.96
                              14.08
                              13.94
                              13.96
                              13.99
                              13.87
                              13.72
                              13.66
                              13.62
                              13.68
                              13.76
                              13.76
                              13.79
                              13.73
                              13.84
                              13.69
                              13.69
                              13.7
                              13.6
                              13.72
                              13.54
                              13.55
                              13.66
                              13.57
                              13.44
                              13.41
                              13.45
                              13.46
                              13.45
                              13.58
                              13.62
                              13.61
                              13.62
                              13.67
                              13.7
                              13.74
                              13.63
                              13.66
                              13.65
                              13.8
                              13.71
                              13.77
                              13.8
                              13.83
                              13.95
                              13.96
                              13.917
                              14.05
                              14.13
                              14.1
                              14.1
                              14.18
                              14.17
                              14.24
                              14.24
                              14.35
                              14.3
                              14.35
                              14.15
                              14.17
                              14.21
                              14.11
                              13.99
                              13.9
                              14.01
                              14
                              14.12
2/28/05                       14.09

FUND SNAPSHOT
------------------------------------
Share Price                   $14.09
------------------------------------
Common Share
Net Asset Value               $15.31
------------------------------------
Premium/(Discount) to NAV     -7.97%
------------------------------------
Market Yield                   6.47%
------------------------------------
Taxable-Equivalent Yield1      9.88%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $226,385
------------------------------------
Average Effective
Maturity on Securities (Years) 17.81
------------------------------------
Leverage-Adjusted Duration      8.93
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.38%         5.38%
------------------------------------
1-Year          5.13%         5.67%
------------------------------------
Since
Inception       4.74%         7.92%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         30.1%
------------------------------------
Tax Obligation/General         19.8%
------------------------------------
Education and Civic
  Organizations                10.2%
------------------------------------
Water and Sewer                 9.3%
------------------------------------
Transportation                  6.1%
------------------------------------
Utilities                       6.0%
------------------------------------
Healthcare                      5.8%
------------------------------------
Housing/Multifamily             5.0%
------------------------------------
Other                           7.7%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen California Dividend Advantage Municipal Fund 3
NZH

Performance
     OVERVIEW As of February 28, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              61%
AA                                4%
A                                15%
BBB                              13%
NR                                7%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                            0.076
Apr                            0.076
May                            0.076
Jun                            0.076
Jul                            0.076
Aug                            0.076
Sep                            0.076
Oct                            0.076
Nov                            0.076
Dec                            0.076
Jan                            0.076
Feb                            0.076

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/04                        13.68
                              13.69
                              13.74
                              13.71
                              13.77
                              13.84
                              13.9
                              13.95
                              13.92
                              13.9
                              13.97
                              13.95
                              13.97
                              13.88
                              13.87
                              13.95
                              13.96
                              14.01
                              13.92
                              13.93
                              13.79
                              13.75
                              13.78
                              13.82
                              13.58
                              13.29
                              13.25
                              13.35
                              13.26
                              13.19
                              13
                              12.9
                              12.77
                              12.86
                              12.77
                              12.79
                              12.71
                              12.63
                              12.51
                              12.49
                              12.52
                              12.53
                              12.43
                              12.53
                              12.43
                              12.49
                              12.41
                              12.29
                              12.09
                              11.95
                              12.07
                              11.98
                              11.88
                              12.04
                              11.97
                              12.05
                              12.11
                              12.18
                              12.25
                              12.38
                              12.41
                              12.49
                              12.56
                              12.44
                              12.44
                              12.47
                              12.41
                              12.42
                              12.33
                              12.34
                              12.41
                              12.41
                              12.3
                              12.51
                              12.51
                              12.46
                              12.3
                              12.26
                              12.32
                              12.27
                              12.27
                              12.35
                              12.46
                              12.36
                              12.41
                              12.38
                              12.55
                              12.65
                              12.62
                              12.64
                              12.66
                              12.65
                              12.76
                              12.67
                              12.66
                              12.57
                              12.66
                              12.7
                              12.61
                              12.62
                              12.67
                              12.69
                              12.7
                              12.66
                              12.68
                              12.69
                              12.77
                              12.77
                              12.87
                              12.9
                              12.87
                              12.95
                              13.07
                              13.05
                              13.06
                              12.96
                              12.91
                              13.01
                              13.02
                              13.06
                              13.1
                              13.14
                              13.16
                              13.15
                              13.15
                              13.17
                              13.22
                              13.27
                              13.31
                              13.33
                              13.4
                              13.35
                              13.34
                              13.34
                              13.35
                              13.25
                              13.35
                              13.25
                              13.25
                              13.27
                              13.4
                              13.4
                              13.48
                              13.51
                              13.45
                              13.55
                              13.5
                              13.5
                              13.5
                              13.51
                              13.42
                              13.4
                              13.43
                              13.46
                              13.4
                              13.47
                              13.51
                              13.54
                              13.44
                              13.37
                              13.42
                              13.46
                              13.43
                              13.41
                              13.5
                              13.5
                              13.48
                              13.55
                              13.58
                              13.51
                              13.59
                              13.68
                              13.68
                              13.75
                              13.83
                              13.74
                              13.78
                              13.47
                              13.3
                              13.33
                              13.26
                              13.31
                              13.36
                              13.35
                              13.35
                              13.42
                              13.44
                              13.44
                              13.34
                              13.27
                              13.26
                              13.25
                              13.2
                              13.21
                              13.15
                              13.04
                              13.18
                              13.23
                              13.25
                              13.35
                              13.23
                              13.34
                              13.19
                              13.19
                              13.27
                              13.15
                              13.17
                              13.15
                              13.12
                              13.1
                              13.09
                              13.02
                              13.05
                              13.05
                              13.14
                              13.14
                              13.18
                              13.15
                              13.17
                              13.23
                              13.32
                              13.36
                              13.42
                              13.34
                              13.35
                              13.31
                              13.37
                              13.42
                              13.4
                              13.5
                              13.5
                              13.46
                              13.62
                              13.65
                              13.7
                              13.74
                              13.78
                              13.8
                              13.8
                              13.76
                              13.89
                              13.88
                              13.84
                              13.87
                              13.79
                              13.8
                              13.79
                              13.72
                              13.67
                              13.5
                              13.45
                              13.5
                              13.53
                              13.63
2/28/05                       13.65


FUND SNAPSHOT
------------------------------------
Share Price                   $13.65
------------------------------------
Common Share
Net Asset Value               $14.96
------------------------------------
Premium/(Discount) to NAV     -8.76%
------------------------------------
Market Yield                   6.33%
------------------------------------
Taxable-Equivalent Yield1      9.66%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $360,724
------------------------------------
Average Effective
Maturity on Securities (Years) 17.86
------------------------------------
Leverage-Adjusted Duration      9.37
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.73%         5.12%
------------------------------------
1-Year          6.36%         5.46%
------------------------------------
Since
Inception       3.54%         7.37%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         29.7%
------------------------------------
Tax Obligation/General         20.6%
------------------------------------
Water and Sewer                 9.2%
------------------------------------
Utilities                       8.7%
------------------------------------
Healthcare                      8.3%
------------------------------------
Transportation                  6.2%
------------------------------------
Housing/Multifamily             5.8%
------------------------------------
Education and Civic
  Organizations                 5.1%
------------------------------------
Other                           6.4%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Insured California Dividend Advantage Municipal Fund
NKL

Performance
     OVERVIEW As of February 28, 2005

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          80%
AAA (Uninsured)                   1%
AA (Uninsured)                    3%
A (Uninsured)                    10%
BBB (Uninsured)                   6%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                            0.076
Apr                            0.076
May                            0.076
Jun                            0.076
Jul                            0.076
Aug                            0.076
Sep                            0.076
Oct                            0.076
Nov                            0.076
Dec                            0.076
Jan                            0.076
Feb                            0.076

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/04                        15.15
                              15.16
                              15.1
                              15.3
                              15.25
                              15.3
                              15.31
                              15.25
                              15.1
                              15.1
                              15.15
                              15.25
                              15.2
                              15.2
                              15.11
                              15.18
                              15.17
                              15.19
                              15.11
                              15.25
                              15.18
                              15.3
                              15.28
                              15.19
                              15
                              14.72
                              14.5
                              14.41
                              14.42
                              14.52
                              14.05
                              13.97
                              13.66
                              13.85
                              13.9
                              13.8
                              13.52
                              13.53
                              13.48
                              13.34
                              13.43
                              13.32
                              13.25
                              13.38
                              13.56
                              13.6
                              13.46
                              13.46
                              13.29
                              12.93
                              13.15
                              13.07
                              13.04
                              13.23
                              13.1
                              13.14
                              13.06
                              13.18
                              13.21
                              13.35
                              13.29
                              13.4
                              13.4
                              13.59
                              13.59
                              13.51
                              13.39
                              13.41
                              13.4
                              13.58
                              13.6
                              13.4
                              13.4
                              13.21
                              13.16
                              13.26
                              13.16
                              13.17
                              13.13
                              13.12
                              13.09
                              13.2
                              13.25
                              13.12
                              13.15
                              13.25
                              13.33
                              13.5
                              13.64
                              13.63
                              13.89
                              13.8
                              13.98
                              13.87
                              13.84
                              13.83
                              13.93
                              14.15
                              13.98
                              13.75
                              13.73
                              13.85
                              13.81
                              13.81
                              13.84
                              13.84
                              13.95
                              13.95
                              14.04
                              14.04
                              14.2
                              14.1
                              14.2
                              14.04
                              14.1
                              14.06
                              14.14
                              14.21
                              14.25
                              14.15
                              14.26
                              14.26
                              14.2
                              14.38
                              14.4
                              14.48
                              14.45
                              14.62
                              14.69
                              14.67
                              14.69
                              14.67
                              14.47
                              14.47
                              14.51
                              14.6
                              14.8
                              14.65
                              14.65
                              14.66
                              14.71
                              14.69
                              14.92
                              14.76
                              14.92
                              14.86
                              14.75
                              14.86
                              14.9
                              14.85
                              14.8
                              14.68
                              14.77
                              14.74
                              14.71
                              14.65
                              14.69
                              14.85
                              14.95
                              14.86
                              14.68
                              14.66
                              14.61
                              14.65
                              14.77
                              14.76
                              14.75
                              14.85
                              14.89
                              14.85
                              14.73
                              14.71
                              14.71
                              14.75
                              14.9
                              14.77
                              14.78
                              14.4
                              14.25
                              14.42
                              14.38
                              14.29
                              14.38
                              14.38
                              14.5
                              14.54
                              14.75
                              14.47
                              14.55
                              14.84
                              14.75
                              14.75
                              14.58
                              14.28
                              14.55
                              14.24
                              14.34
                              14.5
                              14.48
                              14.71
                              14.7
                              14.75
                              14.26
                              14.24
                              14.3
                              14.29
                              14.17
                              14.17
                              14.26
                              14.37
                              14.27
                              14.37
                              14.29
                              14.39
                              14.4
                              14.32
                              14.4
                              14.45
                              14.54
                              14.62
                              14.84
                              14.68
                              14.7
                              14.58
                              14.51
                              14.4
                              14.75
                              14.65
                              14.7
                              14.75
                              14.84
                              14.84
                              14.83
                              15
                              14.83
                              14.98
                              14.88
                              14.97
                              14.69
                              14.8
                              14.7
                              14.72
                              14.8
                              14.75
                              14.64
                              14.78
                              14.77
                              14.75
                              14.76
                              14.53
                              14.45
                              14.4
                              14.5
                              14.6
2/28/05                       14.61

FUND SNAPSHOT
------------------------------------
Share Price                   $14.61
------------------------------------
Common Share
Net Asset Value               $15.57
------------------------------------
Premium/(Discount) to NAV     -6.17%
------------------------------------
Market Yield                   6.24%
------------------------------------
Taxable-Equivalent Yield1      9.53%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $237,559
------------------------------------
Average Effective
Maturity on Securities (Years) 20.37
------------------------------------
Leverage-Adjusted Duration      7.27
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.07%         4.79%
------------------------------------
1-Year          3.01%         4.60%
------------------------------------
Since
Inception       5.79%         9.53%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         28.2%
------------------------------------
Tax Obligation/General         23.9%
------------------------------------
Utilities                      13.1%
------------------------------------
Water and Sewer                11.3%
------------------------------------
Education and Civic
  Organizations                 6.1%
------------------------------------
Healthcare                      5.4%
------------------------------------
Transportation                  3.8%
------------------------------------
Other                           8.2%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.0498 per share.

Nuveen Insured California Tax-Free Advantage Municipal Fund
NKX

Performance
     OVERVIEW As of February 28, 2005

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          82%
A (Uninsured)                    12%
BBB (Uninsured)                   6%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                           0.0755
Apr                           0.0755
May                           0.0755
Jun                           0.0755
Jul                           0.0755
Aug                           0.0755
Sep                           0.0755
Oct                           0.0755
Nov                           0.0755
Dec                           0.0725
Jan                           0.0725
Feb                           0.0725

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/04                        15.05
                              15.04
                              14.99
                              14.93
                              15.08
                              15.12
                              15.05
                              15.05
                              14.96
                              15
                              15
                              14.9
                              14.95
                              15
                              14.78
                              14.84
                              14.9
                              14.91
                              14.83
                              14.96
                              14.99
                              14.94
                              15
                              15.02
                              14.94
                              14.7
                              14.45
                              14.49
                              14.52
                              14.24
                              13.7
                              13.6
                              13.59
                              13.55
                              13.75
                              13.75
                              13.62
                              13.51
                              13.43
                              13.42
                              13.49
                              13.45
                              13.35
                              13.42
                              13.58
                              13.66
                              13.85
                              13.6
                              13.49
                              13.29
                              13.15
                              13.08
                              13.1
                              13.01
                              12.8
                              12.9
                              13.03
                              13
                              13.01
                              13.1
                              13.33
                              13.29
                              13.4
                              13.4
                              13.4
                              13.51
                              13.41
                              13.42
                              13.42
                              13.38
                              13.38
                              13.11
                              13.15
                              13.07
                              13.1
                              12.94
                              12.98
                              12.99
                              12.92
                              12.92
                              12.85
                              12.93
                              12.94
                              12.99
                              12.92
                              12.96
                              13.25
                              13.25
                              13.38
                              13.42
                              13.49
                              13.49
                              13.59
                              13.42
                              13.5
                              13.4
                              13.5
                              13.6
                              13.53
                              13.39
                              13.5
                              13.62
                              13.58
                              13.55
                              13.46
                              13.6
                              13.6
                              13.6
                              13.65
                              13.7
                              13.75
                              13.85
                              13.88
                              13.75
                              13.89
                              13.79
                              13.81
                              13.81
                              13.81
                              13.87
                              13.8
                              13.87
                              13.89
                              13.97
                              14.05
                              14.11
                              14.1
                              14.15
                              14.15
                              14.19
                              14.25
                              14.33
                              14.35
                              14.45
                              14.35
                              14.43
                              14.35
                              14.45
                              14.47
                              14.4
                              14.44
                              14.55
                              14.75
                              14.82
                              14.75
                              14.67
                              14.7
                              14.69
                              14.75
                              14.79
                              14.7
                              14.55
                              14.5
                              14.52
                              14.45
                              14.45
                              14.35
                              14.5
                              14.55
                              14.49
                              14.4
                              14.35
                              14.32
                              14.28
                              14.38
                              14.29
                              14.17
                              14.16
                              14.31
                              14.31
                              14.51
                              14.79
                              14.79
                              14.51
                              14.62
                              14.51
                              14.64
                              14.57
                              14.4
                              14.35
                              14.04
                              14.08
                              14.14
                              14.1
                              14.08
                              14.22
                              14.25
                              14.27
                              14.22
                              14.32
                              14.74
                              14.5
                              14.39
                              14.11
                              14.19
                              14.37
                              14.25
                              14.27
                              14.18
                              14.12
                              14.13
                              14.14
                              14.01
                              14.01
                              13.9
                              13.86
                              13.76
                              13.84
                              13.81
                              14.35
                              14.34
                              14.25
                              14.13
                              14
                              14.21
                              14.4
                              14.4
                              14.46
                              14.45
                              14.5
                              14.32
                              14.34
                              14.37
                              14.4
                              14.6
                              14.62
                              14.5
                              14.62
                              14.64
                              14.63
                              14.63
                              14.59
                              14.57
                              14.52
                              14.54
                              14.61
                              14.61
                              14.67
                              14.67
                              14.61
                              14.61
                              14.77
                              14.72
                              14.72
                              14.58
                              14.53
                              14.63
                              14.79
                              14.57
                              14.59
                              14.66
                              14.65
                              14.69
                              14.77
2/28/05                       14.74


FUND SNAPSHOT
------------------------------------
Share Price                   $14.74
------------------------------------
Common Share
Net Asset Value               $14.92
------------------------------------
Premium/(Discount) to NAV     -1.21%
------------------------------------
Market Yield                   5.90%
------------------------------------
Taxable-Equivalent Yield1      9.01%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $87,764
------------------------------------
Average Effective
Maturity on Securities (Years) 20.72
------------------------------------
Leverage-Adjusted Duration      7.50
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    7.09%         5.15%
------------------------------------
1-Year          4.40%         4.86%
------------------------------------
Since
Inception       5.33%         7.98%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         31.6%
------------------------------------
Tax Obligation/Limited         30.2%
------------------------------------
Healthcare                     12.5%
------------------------------------
Transportation                  9.3%
------------------------------------
Water and Sewer                 7.6%
------------------------------------
Other                           8.8%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Shareholder
       MEETING REPORT

The Shareholder Meeting was held in San Francisco, California, on November 17, 2004.

                                            NPC                               NCL                                  NCU
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                 Common and                        Common and                           Common and
                              MuniPreferred    MuniPreferred    MuniPreferred      MuniPreferred     MuniPreferred    MuniPreferred
                              shares voting    shares voting    shares voting      shares voting     shares voting    shares voting
                                   together         together         together           together          together         together
                                 as a class       as a class       as a class         as a class        as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                            5,850,554               --       11,783,304                 --         5,394,682               --
   Withhold                          16,436               --           28,627                 --            10,332               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          5,866,990               --       11,811,931                 --         5,405,014               --
====================================================================================================================================
Lawrence H. Brown
   For                            5,848,737               --       11,777,804                 --         5,391,502               --
   Withhold                          18,253               --           34,127                 --            13,512               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          5,866,990               --       11,811,931                 --         5,405,014               --
====================================================================================================================================
Jack B. Evans
   For                            5,850,554               --       11,783,971                 --         5,394,682               --
   Withhold                          16,436               --           27,960                 --            10,332               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          5,866,990               --       11,811,931                 --         5,405,014               --
====================================================================================================================================
William C. Hunter
   For                            5,850,554               --       11,778,471                 --         5,391,182               --
   Withhold                          16,436               --           33,460                 --            13,832               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          5,866,990               --       11,811,931                 --         5,405,014               --
====================================================================================================================================
William J. Schneider
   For                                   --            1,415               --              3,446                --            1,580
   Withhold                              --               --               --                 --                --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 --            1,415               --              3,446                --            1,580
====================================================================================================================================
Timothy R. Schwertfeger
   For                                   --            1,415               --              3,446                --            1,580
   Withhold                              --               --               --                 --                --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 --            1,415               --              3,446                --            1,580
====================================================================================================================================
Judith M. Stockdale
   For                            5,849,337               --       11,778,471                 --         5,386,875               --
   Withhold                          17,653               --           33,460                 --            18,139               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          5,866,990               --       11,811,931                 --         5,405,014               --
====================================================================================================================================

                                            NAC                                NVX                               NZH
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                 Common and                        Common and                           Common and
                              MuniPreferred    MuniPreferred    MuniPreferred      MuniPreferred     MuniPreferred    MuniPreferred
                              shares voting    shares voting    shares voting      shares voting     shares voting    shares voting
                                   together         together         together           together          together         together
                                 as a class       as a class       as a class         as a class        as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                           22,378,628               --       14,272,591                 --        23,545,113               --
  Withhold                           74,231               --           31,559                 --            95,209               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                         22,452,859               --       14,304,150                 --        23,640,322               --
====================================================================================================================================
Lawrence H. Brown
   For                           22,372,628               --       14,272,166                 --        23,545,113               --
   Withhold                          80,231               --           31,984                 --            95,209               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                         22,452,859               --       14,304,150                 --        23,640,322               --
====================================================================================================================================
Jack B. Evans
   For                           22,378,628               --       14,270,017                 --        23,542,540               --
   Withhold                          74,231               --           34,133                 --            97,782               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                         22,452,859               --       14,304,150                 --        23,640,322               --
====================================================================================================================================
William C. Hunter
   For                           22,372,628               --       14,271,517                 --        23,544,040               --
   Withhold                          80,231               --           32,633                 --            96,282               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                         22,452,859               --       14,304,150                 --        23,640,322               --
====================================================================================================================================
William J. Schneider
   For                                   --            6,750               --              4,175                --            7,271
   Withhold                              --               --               --                 --                --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 --            6,750               --              4,175                --            7,271
====================================================================================================================================
Timothy R. Schwertfeger
   For                                   --            6,750               --              4,175                --            7,271
   Withhold                              --               --               --                 --                --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 --            6,750               --              4,175                --            7,271
====================================================================================================================================
Judith M. Stockdale
   For                           22,372,628               --       14,271,517                 --        23,544,040               --
   Withhold                          80,231               --           32,633                 --            96,282               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                         22,452,859               --       14,304,150                 --        23,640,322               --
====================================================================================================================================

Shareholder
      MEETING REPORT (continued)
                                                                               NKL                                NKX
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                   Common and                           Common and
                                                                MuniPreferred      MuniPreferred     MuniPreferred    MuniPreferred
                                                                shares voting      shares voting     shares voting    shares voting
                                                                     together           together          together         together
                                                                   as a class         as a class        as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                                                             14,999,395                 --         5,729,225               --
   Withhold                                                            63,592                 --            16,323               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                           15,062,987                 --         5,745,548               --
====================================================================================================================================
Lawrence H. Brown
   For                                                             14,999,395                 --         5,729,225               --
   Withhold                                                            63,592                 --            16,323               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                           15,062,987                 --         5,745,548               --
====================================================================================================================================
Jack B. Evans
   For                                                             14,999,395                 --         5,729,025               --
   Withhold                                                            63,592                 --            16,523               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                           15,062,987                 --         5,745,548               --
====================================================================================================================================
William C. Hunter
   For                                                             14,999,395                 --         5,729,225               --
   Withhold                                                            63,592                 --            16,323               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                           15,062,987                 --         5,745,548               --
====================================================================================================================================
William J. Schneider
   For                                                                     --              4,489                --            1,728
   Withhold                                                                --                 12                --               10
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   --              4,501                --            1,738
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                     --              4,489                --            1,728
   Withhold                                                                --                 12                --               10
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   --              4,501                --            1,738
====================================================================================================================================
Judith M. Stockdale
   For                                                             14,999,395                 --         5,728,925               --
   Withhold                                                            63,592                 --            16,623               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                           15,062,987                 --         5,745,548               --
====================================================================================================================================

                        Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC)
                        Portfolio of
                           INVESTMENTS February 28, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 8.8% (6.2% OF TOTAL INVESTMENTS)

$       2,000   California Educational Facilities Authority, Revenue Bonds,           9/06 at 102.00         AAA     $    2,125,520
                 Santa Clara University, Series 1996, 5.750%, 9/01/26 -
                 MBIA Insured

        2,125   California Educational Facilities Authority, Student Loan Revenue     3/08 at 102.00         Aaa          2,235,457
                 Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21
                 (Alternative Minimum Tax) - MBIA Insured

        2,500   California State University, Systemwide Revenue Bonds,                5/14 at 100.00         AAA          2,697,250
                 Series 2004A, 5.000%, 11/01/18 - FSA Insured

        2,000   University of California, Revenue Bonds, Multi-Purpose Projects,      9/10 at 101.00         AAA          2,082,480
                 Series 2002O, 5.125%, 9/01/31 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 4.7% (3.3% OF TOTAL INVESTMENTS)

        3,000   California Health Facilities Financing Authority, Insured             8/08 at 101.00         AAA          3,211,590
                 Revenue Bonds, Sutter Health, Series 1998A,
                 5.375%, 8/15/30 - MBIA Insured

        1,500   California Statewide Community Development Authority,                 8/09 at 101.00         AAA          1,649,850
                 Certificates of Participation, Sutter Health Obligated Group,
                 Series 1999, 5.500%, 8/15/19 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.3% (0.2% OF TOTAL INVESTMENTS)

          305   California Housing Finance Agency, Single Family Mortgage             2/07 at 102.00         AAA            318,615
                 Bonds II, Series 1997A-1, 6.000%, 8/01/20 (Alternative
                 Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 41.3% (29.0% OF TOTAL INVESTMENTS)

                Bonita Unified School District, San Diego County, California,
                General Obligation Bonds, Series 2004A:
        1,890    5.250%, 8/01/23 - MBIA Insured                                       8/14 at 100.00         AAA          2,057,662
        1,250    5.250%, 8/01/25 - MBIA Insured                                       8/14 at 100.00         AAA          1,353,775

                California, Various Purpose General Obligation Bonds,
                Series 2000:
        7,995    5.750%, 3/01/22 - MBIA Insured                                       3/10 at 101.00         AAA          8,892,119
        2,000    5.750%, 3/01/27 - MBIA Insured                                       3/10 at 101.00         AAA          2,217,020

        2,000   California, General Obligation Veterans Welfare Bonds,                6/07 at 101.00         AAA          2,039,880
                 Series 2001BZ, 5.375%, 12/01/24 (Alternative Minimum
                 Tax) - MBIA Insured

                El Segundo Unified School District, Los Angeles County,
                California, General Obligation Bonds, Series 2004:
        2,580    5.250%, 9/01/21 - FGIC Insured                                       9/14 at 100.00         AAA          2,829,770
        1,775    5.250%, 9/01/22 - FGIC Insured                                       9/14 at 100.00         AAA          1,940,962

        1,225   Fresno Unified School District, Fresno County, California,            2/13 at 103.00         AAA          1,488,461
                 General Obligation Refunding Bonds, Series 1998A,
                 6.550%, 8/01/20 - MBIA Insured

        1,180   Jurupa Unified School District, Riverside County, California,         8/13 at 100.00         AAA          1,256,712
                 General Obligation Bonds, Series 2004, 5.000%, 8/01/21 -
                 FGIC Insured

        2,000   Los Angeles Unified School District, California, General              7/08 at 102.00         AAA          2,115,280
                 Obligation Bonds, Series 1997A, 5.000%, 7/01/21 -
                 FGIC Insured

        3,000   Pomona Unified School District, Los Angeles County,                   8/11 at 103.00         AAA          3,604,110
                 California, General Obligation Refunding Bonds, Series 1997A,
                 6.500%, 8/01/19 - MBIA Insured

                San Diego Unified School District, San Diego County, California,
                General Obligation Bonds, Election of 1998, Series 2001C:
        1,335    5.000%, 7/01/21 - FSA Insured                                        7/11 at 102.00         AAA          1,419,866
        3,500    5.000%, 7/01/22 - FSA Insured                                        7/11 at 102.00         AAA          3,705,240
        4,895    5.000%, 7/01/23 - FSA Insured                                        7/11 at 102.00         AAA          5,161,190

        2,525   San Joaquin Delta Community College District, California,             8/15 at 100.00         AAA          2,647,261
                 General Obligation Bonds, Series 2005A, 5.000%, 8/01/29 -
                 FSA Insured


                                       23


                        Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC) (continued)
                           Portfolio of INVESTMENTS February 28, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED - 22.3% (15.7% OF TOTAL INVESTMENTS)

$       1,000   Brea and Olinda Unified School District, Orange County,               8/11 at 101.00         AAA     $    1,048,370
                 California, Certificates of Participation Refunding,
                 Series 2002A, 5.125%, 8/01/26 - FSA Insured

                California Infrastructure Economic Development Bank, Revenue
                Bonds, North County Center for Self-Sufficiency Corporation,
                Series 2004:
        1,215    5.000%, 12/01/19 - AMBAC Insured                                    12/13 at 100.00         AAA          1,297,013
        1,615    5.000%, 12/01/21 - AMBAC Insured                                    12/13 at 100.00         AAA          1,711,803

        2,000   California State Public Works Board, Lease Revenue Bonds,            11/09 at 101.00         AAA          2,221,300
                 Department of Health Services, Series 1999A,
                 5.750%, 11/01/24 - MBIA Insured

        1,900   Corona-Norco Unified School District, Riverside County,               9/12 at 100.00         AAA          2,019,947
                 California, Special Tax Bonds, Community Facilities
                 District 98-1, Series 2002, 5.100%, 9/01/25 - AMBAC Insured

        5,000   El Monte, California, Senior Lien Certificates of Participation,      1/11 at 100.00         AAA          5,228,350
                 Department of Public Services Facility Phase II, Series 2001,
                 5.250%, 1/01/34 - AMBAC Insured

        1,400   Indian Wells Redevelopment Agency, California, Tax Allocation         9/13 at 100.00         AAA          1,489,208
                 Bonds, Consolidated Whitewater Project Area, Series 2003A,
                 5.000%, 9/01/20 - AMBAC Insured

          895   Los Angeles Community Redevelopment Agency, California,              12/14 at 100.00         AAA            958,822
                 Tax Allocation Bonds, Bunker Hill Project, Series 2004A,
                 5.000%, 12/01/20 - FSA Insured

        1,000   Los Angeles County Metropolitan Transportation Authority,             7/13 at 100.00         AAA          1,073,580
                 California, Proposition A First Tier Senior Sales Tax Revenue
                 Bonds, Series 2003B, 5.000%, 7/01/19 - MBIA Insured

        3,000   Santa Clara County Financing Authority, California, Lease            11/07 at 102.00         AAA          3,175,620
                 Revenue Bonds, VMC Facility Replacement Project,
                 Series 1994A, 5.000%, 11/15/22 - AMBAC Insured

        2,805   Yucaipa-Calimesa Joint Unified School District,                      10/11 at 100.00         AAA          2,883,316
                 San Bernardino County, California, General Obligation
                 Refunding Bonds, Series 2001A, 5.000%, 10/01/31 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 3.4% (2.4% OF TOTAL INVESTMENTS)

        3,400   San Diego Unified Port District, California, Revenue Bonds,           9/14 at 100.00         AAA          3,545,010
                 Series 2004B, 5.000%, 9/01/29 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 30.8% (21.6% OF TOTAL INVESTMENTS)

        2,500   Fresno Unified School District, Fresno County, California,            8/09 at 102.00         AAA          2,684,300
                 General Obligation Bonds, Series 2001A, 5.125%, 8/01/26 -
                 FSA Insured

        6,000   Huntington Park Redevelopment Agency, California,                       No Opt. Call         AAA          8,684,760
                 Single Family Residential Mortgage Revenue Refunding
                 Bonds, Series 1986A, 8.000%, 12/01/19

        5,135   Palmdale Community Redevelopment Agency, California,                    No Opt. Call         AAA          7,001,932
                 Single Family Restructured Mortgage Revenue Bonds,
                 Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax)

        6,220   Riverside County, California, GNMA Mortgage-Backed                      No Opt. Call         AAA          9,500,926
                 Securities Program Single Family Mortgage Revenue Bonds,
                 Series 1987A, 9.000%, 5/01/21 (Alternative Minimum Tax)

        1,485   San Jose, California, Single Family Mortgage Revenue Bonds,             No Opt. Call         AAA          2,113,883
                 Series 1985A, 9.500%, 10/01/13

        1,800   University of California, Hospital Revenue Bonds, Davis               7/06 at 101.00         AAA          1,896,138
                 Medical Center, Series 1996, 5.750%, 7/01/24 (Pre-refunded to 7/01/06) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.7% (4.7% OF TOTAL INVESTMENTS)

        4,000   California Pollution Control Financing Authority, Revenue             6/05 at 100.00         AAA          4,012,360
                 Bonds, Southern California Edison Company, Series 1992B,
                 6.400%, 12/01/24 (Alternative Minimum Tax) - MBIA Insured

        2,600   Sacramento Municipal Utility District, California, Electric             No Opt. Call         AAA          2,882,360
                 Revenue Refunding Bonds, Series 2003S, 5.000%, 11/15/13 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 22.9% (16.1% OF TOTAL INVESTMENTS)

        5,255   El Dorado Irrigation District, California, Water and Sewer            3/13 at 100.00         AAA          5,573,243
                 Certificates of Participation, Series 2003A, 5.000%, 3/01/20 -
                 FGIC Insured

        1,230   El Dorado Irrigation District, California, Water and Sewer            3/14 at 100.00         AAA          1,305,534
                 Certificates of Participation, Series 2004A, 5.000%, 3/01/21 -
                 FGIC Insured

        2,000   Los Angeles, California, Wastewater System Revenue Bonds,             5/05 at 101.00         AAA          2,007,820
                 Series 1993D, 4.700%, 11/01/19 - FGIC Insured


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         750   Sacramento County Sanitation District Financing Authority,           12/14 at 100.00         AAA     $      802,860
                 California, Revenue Bonds, Series 2004A, 5.000%, 12/01/21 -
                 AMBAC Insured

        3,400   San Diego Public Facilities Financing Authority, California,          5/07 at 101.00         AAA          3,587,306
                 Sewerage Revenue Bonds, Series 1997A, 5.250%, 5/15/22 -
                 FGIC Insured

        2,150   Santa Clara Valley Water District, California, Water Utility          6/10 at 100.00         AAA          2,245,718
                 System Revenue Bonds, Series 2000A, 5.125%, 6/01/31 -
                 FGIC Insured

        1,310   Santa Fe Springs Public Financing Authority, California,              5/13 at 100.00         AAA          1,358,391
                 Water Revenue Bonds, Series 2003A, 5.000%, 5/01/33 -
                 MBIA Insured

        1,345   West Basin Municipal Water District, California, Revenue              8/13 at 100.00         AAA          1,429,963
                 Certificates of Participation, Series 2003A, 5.000%, 8/01/20 -
                 MBIA Insured

        5,000   Wheeler Ridge-Maricopa Water District, Kern County,                  11/06 at 102.00         AAA          5,349,100
                 California, Water Revenue Refunding Bonds, Series 1996,
                 5.700%, 11/01/15 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     129,990   Total Long-Term Investments (cost $133,830,669) - 141.2%                                                146,139,003
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.2% (0.8% OF TOTAL INVESTMENTS)

        1,200   California Department of Water Resources, Power Supply                                      A-1+          1,200,000
                 Revenue Bonds, Variable Rate Demand Obligations,
                 Series 2002C-7, 1.840%, 5/01/22 - FSA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       1,200   Total Short-Term Investments (cost $1,200,000)                                                            1,200,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $135,030,669) - 142.4%                                                          147,339,003
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                      1,139,458
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (43.5)%                                                        (45,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  103,478,461
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL)
                        Portfolio of
                            INVESTMENTS February 28, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 11.6% (7.8% OF TOTAL INVESTMENTS)

                California Educational Facilities Authority, Revenue Bonds,
                Santa Clara University, Series 1996:
$       2,400    5.750%, 9/01/21 - MBIA Insured                                       9/06 at 102.00         AAA     $    2,559,120
        3,000    5.750%, 9/01/26 - MBIA Insured                                       9/06 at 102.00         AAA          3,188,280

        2,000   California Educational Facilities Authority, Revenue Bonds,          11/10 at 100.00         AAA          2,254,520
                 University of the Pacific, Series 2000, 5.875%, 11/01/20 -
                 MBIA Insured

        2,125   California Educational Facilities Authority, Student Loan             3/08 at 102.00         AAA          2,235,457
                 Revenue Bonds, Cal Loan Program, Series , 5.400%, 3/01/21
                 (Alternative Minimum Tax) - MBIA Insured

        5,380   California State University, Systemwide Revenue Bonds,                5/14 at 100.00         AAA          5,865,007
                 Series 2004A, 5.000%, 11/01/16 - FSA Insured

        6,000   University of California, Revenue Bonds, Multi-Purpose                5/13 at 100.00         AAA          6,264,480
                 Projects, Series 2003A, 5.000%, 5/15/27 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 4.6% (3.1% OF TOTAL INVESTMENTS)

        1,450   California Health Facilities Financing Authority, Insured             7/06 at 102.00         AAA          1,539,857
                 Health Facility Revenue Refunding Bonds, Mark Twain
                 St. Joseph's Healthcare Corporation, Series 1996A,
                 6.000%, 7/01/19 - MBIA Insured

        5,000   California Health Facilities Financing Authority, Insured             7/06 at 102.00         AAA          5,306,750
                 Health Facility Revenue Refunding Bonds, Catholic
                 Healthcare West, Series 1996A, 6.000%, 7/01/25 -
                 MBIA Insured

        1,755   University of California, Hospital Revenue Bonds, UCLA                5/12 at 101.00         AAA          1,974,129
                 Medical Center, Series 2004A, 5.500%, 5/15/18 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.6% (0.3% OF TOTAL INVESTMENTS)

        1,105   California Housing Finance Agency, Single Family Mortgage             8/07 at 101.50         AAA          1,151,852
                 Bonds, Series 1997C-2-II, 5.625%, 8/01/20 (Alternative
                 Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 26.5% (17.8% OF TOTAL INVESTMENTS)

        1,460   ABC Unified School District, Los Angeles County, California,          8/10 at 101.00         AAA          1,652,034
                 General Obligation Bonds, Series 2000B, 5.750%, 8/01/16 -
                 FGIC Insured

          485   California, General Obligation Veterans Welfare Bonds,                6/05 at 101.00         AAA            488,342
                 Series 1997BH, 5.500%, 12/01/24 (Alternative Minimum
                 Tax) - FSA Insured

        2,500   California, Various Purpose General Obligation Bonds,                 9/09 at 101.00         AAA          2,742,500
                 Series 1999, 5.500%, 9/01/24 - FSA Insured

                California, Various Purpose General Obligation Bonds,
                Series 2000:
        7,995    5.750%, 3/01/22 - MBIA Insured                                       3/10 at 101.00         AAA          8,892,119
        2,000    5.750%, 3/01/27 - MBIA Insured                                       3/10 at 101.00         AAA          2,217,020

        4,400   California, General Obligation Bonds, Series 2003,                    2/13 at 100.00         AAA          4,546,608
                 5.000%, 2/01/31 - MBIA Insured

        3,000   California, General Obligation Veterans Welfare Bonds,                6/07 at 101.00         AAA          3,059,820
                 Series 2001BZ, 5.375%, 12/01/24 (Alternative Minimum
                 Tax) - MBIA Insured

                California, General Obligation Bonds, Series 2004:
        2,500    5.000%, 2/01/18 - AMBAC Insured                                      2/14 at 100.00         AAA          2,681,175
        2,250    5.000%, 4/01/31 - AMBAC Insured                                      4/14 at 100.00         AAA          2,333,947

        1,500   Hacienda La Puente Unified School District, Los Angeles               8/10 at 101.00         AAA          1,613,775
                 County, California, General Obligation Bonds, Series 2000A,
                 5.250%, 8/01/25 - MBIA Insured

                Kern Community College District, California, General Obligation
                Bonds, Series 2003A:
        3,655    5.000%, 11/01/20 - FGIC Insured                                     11/13 at 100.00         AAA          3,911,069
        2,665    5.000%, 11/01/21 - FGIC Insured                                     11/13 at 100.00         AAA          2,840,064

        1,750   Lake Tahoe Unified School District, El Dorado County,                 8/09 at 100.00         AAA          1,887,883
                 California, General Obligation Bonds, Series 1999A,
                 5.250%, 8/01/24 - FGIC Insured


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,200   Los Angeles Unified School District, California, General              7/13 at 100.00         AAA     $    2,373,558
                 Obligation Bonds, Series 2003F, 5.000%, 7/01/17 -
                 FSA Insured

                Manteca Unified School District, San Joaquin County,
                California, General Obligation Bonds, Series 2004:
        1,000    5.250%, 8/01/21 - FSA Insured                                        8/14 at 100.00         AAA          1,096,080
        1,000    5.250%, 8/01/22 - FSA Insured                                        8/14 at 100.00         AAA          1,092,800

        1,270   Merced City School District, Merced County, California,               8/13 at 100.00         AAA          1,346,327
                 General Obligation Bonds, Series 2004, 5.000%, 8/01/22 -
                 FGIC Insured

        1,125   San Diego Unified School District, California, General                  No Opt. Call         AAA            516,161
                 Obligation Bonds, Election of 1998, Series 1999A,
                 0.000%, 7/01/21 - FGIC Insured

        2,000   San Francisco Community College District, California,                 6/10 at 102.00         AAA          2,086,120
                 General Obligation Bonds, Series 2002A, 5.000%, 6/15/26 -
                 FGIC Insured

        1,000   San Ramon Valley Unified School District, Contra Costa                8/14 at 100.00         AAA          1,057,320
                 County, California, General Obligation Bonds, Series 2004,
                 5.000%, 8/01/24 - FSA Insured

        2,445   Washington Unified School District, Yolo County, California,          8/13 at 100.00         AAA          2,603,949
                 General Obligation Bonds, Series 2004A, 5.000%, 8/01/21 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 47.0% (31.7% OF TOTAL INVESTMENTS)

                Anaheim Public Finance Authority, California, Subordinate Lease
                Revenue Bonds, Public Improvement Project, Series 1997C:
        5,130    0.000%, 9/01/18 - FSA Insured                                          No Opt. Call         AAA          2,780,819
        8,000    0.000%, 9/01/21 - FSA Insured                                          No Opt. Call         AAA          3,635,520

                California Infrastructure Economic Development Bank, Revenue
                Bonds, North County Center for Self-Sufficiency Corporation,
                Series 2004:
        1,535    5.000%, 12/01/20 - AMBAC Insured                                    12/13 at 100.00         AAA          1,635,113
        1,780    5.000%, 12/01/23 - AMBAC Insured                                    12/13 at 100.00         AAA          1,873,343

        3,500   California Department of Transportation, Federal Highway                No Opt. Call         AAA          3,860,605
                 Grant Anticipation Bonds, Series 2004A, 5.000%, 2/01/15 -
                 FGIC Insured

        3,450   California State Public Works Board, Lease Revenue Bonds,            11/09 at 101.00         AAA          3,831,743
                 Department of Health Services, Series 1999A,
                 5.750%, 11/01/24 - MBIA Insured

        5,000   Compton Community Redevelopment Agency, California,                   8/05 at 102.00         AAA          5,186,700
                 Tax Allocation Refunding Bonds, Merged Area Redevelopment
                 Projects, Series 1995A, 6.500%, 8/01/13 - FSA Insured

        4,000   Contra Costa County, California, Certificates of Participation       11/07 at 102.00         AAA          4,318,320
                 Refunding, Merrithew Memorial Hospital Replacement
                 Project, Series 1997, 5.500%, 11/01/22 - MBIA Insured

        6,000   El Monte, California, Senior Lien Certificates of Participation,      1/11 at 100.00         AAA          6,244,440
                 Department of Public Services Facility Phase II, Series 2001,
                 5.000%, 1/01/21 - AMBAC Insured

        3,000   Galt Schools Joint Powers Authority, Sacramento County,              11/07 at 102.00         AAA          3,285,330
                 California, Revenue Refunding Bonds, High School and
                 Elementary School Facilities, Series 1997A,
                 5.875%, 11/01/24 - MBIA Insured

        5,000   Kern County Board of Education, California, Refunding                 5/08 at 102.00         AAA          5,251,950
                 Certificates of Participation, Series 1998A,
                 5.200%, 5/01/28 - MBIA Insured

        5,000   La Quinta Redevelopment Agency, California, Tax Allocation            9/07 at 102.00         AAA          5,253,500
                 Refunding Bonds, Redevelopment Project Area 1,
                 Series 1998, 5.200%, 9/01/28 - AMBAC Insured

        2,300   Long Beach Bond Finance Authority, Multiple Project                   8/15 at 100.00         AAA          2,423,165
                 Tax Allocation Bonds, Housing and Gas Utility Financing
                 Project Areas, Series 2005A-1, 5.000%, 8/01/25 (WI,
                 settling 3/02/05) - AMBAC Insured

        4,000   Los Angeles, California, Certificates of Participation,               6/13 at 100.00         AAA          4,135,000
                 Municipal Improvement Corporation, Series 2003AW,
                 5.000%, 6/01/33 - AMBAC Insured

        1,000   Los Angeles Community Redevelopment Agency, California,              12/14 at 100.00         AAA          1,071,310
                 Tax Allocation Bonds, Bunker Hill Project, Series 2004A,
                 5.000%, 12/01/20 - FSA Insured

        3,865   Los Angeles County Metropolitan Transportation Authority,             7/10 at 101.00         AAA          4,110,234
                 California, Proposition C Second Senior Lien Sales Tax
                 Revenue Bonds, Series 2000A, 5.250%, 7/01/30 -
                 FGIC Insured

        1,250   Los Angeles County Metropolitan Transportation Authority,             7/13 at 100.00         AAA          1,341,975
                 California, Proposition A First Tier Senior Sales Tax Revenue
                 Bonds, Series 2003B, 5.000%, 7/01/19 - MBIA Insured


                                       27


                        Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL) (continued)
                          Portfolio of INVESTMENTS February 28, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,690   Norwalk Community Facilities Financing Authority,                     9/05 at 102.00         AAA     $    2,789,046
                 Los Angeles County, California, Tax Allocation Revenue
                 Refunding Bonds, Series 1995A, 6.000%, 9/01/15 -
                 FSA Insured

        2,780   Pittsburg Redevelopment Agency, California, Tax Allocation              No Opt. Call         AAA          3,058,139
                 Refunding Bonds, Los Medanos Community Development
                 Project, Series 2003A, 5.000%, 8/01/12 - MBIA Insured

        4,140   Plumas County, California, Certificates of Participation,             6/13 at 101.00         AAA          4,312,555
                 Capital Improvement Program, Series 2003A,
                 5.000%, 6/01/28 - AMBAC Insured

        2,000   Poway Redevelopment Agency, California, Tax Allocation               12/10 at 102.00         AAA          2,260,880
                 Refunding Bonds, Paguay Redevelopment Project,
                 Series 2000, 5.750%, 6/15/33 - MBIA Insured

        1,000   Rocklin Unified School District, Placer County, California,           9/13 at 100.00         AAA          1,050,090
                 Special Tax Bonds, Community Facilities District 1,
                 Series 2004, 5.000%, 9/01/25 - MBIA Insured

        5,000   San Bernardino Joint Powers Financing Authority,                      9/09 at 102.00         AAA          5,514,700
                 California, Certificates of Participation Refunding, Police
                 Station Financing Project, Series 1999, 5.500%, 9/01/20 -
                 MBIA Insured

        3,500   San Francisco Bay Area Rapid Transit District, California,            7/09 at 101.00         AAA          3,799,285
                 Sales Tax Revenue Bonds, Series 1999,
                 5.500%, 7/01/34 - FGIC Insured

        1,930   Santa Margarita/Dana Point Authority, Orange County,                    No Opt. Call         AAA          1,970,974
                 California, Revenue Refinancing Bonds, Improvement
                 Districts 1, 2, 2A and 8, Series 1994A, 7.250%, 8/01/05 - MBIA
                 Insured

        5,450   Visalia, California, Certificates of Participation Refunding,        12/06 at 102.00         AAA          5,774,221
                 Motor Vehicle License Fee Enhancement, Series 1996A,
                 5.375%, 12/01/26 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.7% (4.5% OF TOTAL INVESTMENTS)

        6,500   Foothill/Eastern Transportation Corridor Agency, California,           1/10 at 65.32         AAA          3,369,665
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/18 - MBIA Insured

        4,000   Orange County Transportation Authority, California, Toll Road         8/13 at 100.00         AAA          4,310,960
                 Revenue Bonds, 91 Express Lanes Project, Series 2003A,
                 5.000%, 8/15/18 - AMBAC Insured

        5,000   San Francisco Airports Commission, California, Revenue                5/11 at 100.00         AAA          5,174,000
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2001, Issue 27A, 5.250%, 5/01/31
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 13.4% (9.1% OF TOTAL INVESTMENTS)

                California Infrastructure Economic Development Bank, Revenue
                Bonds, Asian Art Museum of San Francisco, Series 2000:
        1,295    5.500%, 6/01/19 (Pre-refunded to 6/01/10) - MBIA Insured             6/10 at 101.00         AAA          1,462,962
        1,000    5.500%, 6/01/20 (Pre-refunded to 6/01/10) - MBIA Insured             6/10 at 101.00         AAA          1,129,700

        2,575   Calipatria Unified School District, Imperial County,                  8/06 at 102.00         AAA          2,739,543
                 California, General Obligation Bonds, Series 1996A,
                 5.625%, 8/01/13 (Pre-refunded to 8/01/06) -
                 AMBAC Insured

        2,725   Central Unified School District, Fresno County, California,           3/05 at 100.00         AAA          2,759,117
                 General Obligation Bonds, Series 1993, 5.625%, 3/01/18 -
                 AMBAC Insured

        3,000   Escondido Union High School District, San Diego County,              11/06 at 102.00         AAA          3,214,830
                 California, General Obligation Bonds, Series 1996,
                 5.700%, 11/01/10 - MBIA Insured

                Fresno Unified School District, Fresno County, California,
                General Obligation Bonds, Series 2001F:
        1,065    5.125%, 8/01/21 - FSA Insured                                        8/09 at 102.00         AAA          1,143,512
        1,160    5.125%, 8/01/22 - FSA Insured                                        8/09 at 102.00         AAA          1,245,515
        1,220    5.125%, 8/01/23 - FSA Insured                                        8/09 at 102.00         AAA          1,309,938

        1,890   Menifee Union School District, Riverside County, California,          9/06 at 102.00         AAA          2,029,312
                 Certificates of Participation, School Projects, Series 1996,
                 6.125%, 9/01/24 (Pre-refunded to 9/01/06) - FSA Insured

        2,500   Oakland, California, Insured Revenue Bonds, 1800 Harrison             1/10 at 100.00         AAA          2,844,600
                 Foundation - Kaiser Permanente, Series 1999A,
                 6.000%, 1/01/29 (Pre-refunded to 1/01/10) -
                 AMBAC Insured

        4,320   Riverside County, California, GNMA Mortgage-Backed                      No Opt. Call         AAA          6,051,370
                 Securities Program Single Family Mortgage Revenue Bonds,
                 Series 1987B, 8.625%, 5/01/16 (Alternative Minimum Tax)


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.2% (8.2% OF TOTAL INVESTMENTS)

$       3,740   California Pollution Control Financing Authority, Revenue             9/09 at 101.00         AAA     $    4,022,594
                 Refunding Bonds, Southern California Edison Company,
                 Series 1999B, 5.450%, 9/01/29 - MBIA Insured

        3,215   Modesto Irrigation District, California, Revenue Refunding           10/06 at 102.00         AAA          3,447,284
                 Bonds, Series 1996A, 6.000%, 10/01/15 - MBIA Insured

        3,500   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          3,738,105
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured

        1,790   Sacramento City Financing Authority, California, Capital             12/09 at 102.00         AAA          2,031,829
                 Improvement Revenue Bonds, Solid Waste and
                 Redevelopment Projects, Series 1999, 5.800%, 12/01/19 -
                 AMBAC Insured

        1,950   Salinas Valley Solid Waste Authority, California, Revenue             8/12 at 100.00         AAA          2,044,516
                 Bonds, Series 2002, 5.250%, 8/01/27 (Alternative
                 Minimum Tax) - AMBAC Insured

                Santa Clara, California, Subordinate Electric Revenue
                Bonds, Series 2003A:
        2,800    5.000%, 7/01/24 - MBIA Insured                                       7/13 at 100.00         AAA          2,950,052
        5,000    5.000%, 7/01/28 - MBIA Insured                                       7/13 at 100.00         AAA          5,212,600


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 25.6% (17.3% OF TOTAL INVESTMENTS)

        1,700   Castaic Lake Water Agency, California, Revenue Certificates           8/14 at 100.00         AAA          1,817,878
                 of Participation, Series 2004A, 5.000%, 8/01/20 -
                 AMBAC Insured

        2,975   Chino Basin Regional Finance Authority, California, Sewerage          8/05 at 101.00         AAA          3,043,366
                 System Revenue Bonds, Inland Empire Utilities Agency,
                 Series 1994, 6.000%, 8/01/16 - AMBAC Insured

        2,000   El Dorado Irrigation District, California, Water and Sewer            3/14 at 100.00         AAA          2,122,820
                 Certificates of Participation, Series 2004A,
                 5.000%, 3/01/21 - FGIC Insured

        2,700   Los Angeles County Sanitation Districts Financing                    10/13 at 100.00         AAA          2,876,796
                 Authority, California, Senior Revenue Bonds, Capital
                 Projects, Series 2003A, 5.000%, 10/01/21 - FSA Insured

       12,000   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA         12,412,200
                 of Participation, Series 2003, 5.000%, 2/01/33 - FGIC Insured

        2,775   Pomona Public Financing Authority, California, Revenue                5/09 at 101.00         AAA          3,004,826
                 Bonds, Water Facilities Project, Series 1999AC,
                 5.500%, 5/01/29 - FGIC Insured

        1,000   Sacramento County Sanitation District Financing Authority,           12/10 at 101.00         AAA          1,112,170
                 California, Revenue Bonds, Series 2000A,
                 5.500%, 12/01/20 - AMBAC Insured

          750   Sacramento County Sanitation District Financing Authority,           12/14 at 100.00         AAA            802,860
                 California, Revenue Bonds, Series 2004A,
                 5.000%, 12/01/21 - AMBAC Insured

        1,520   San Buenaventura, California, Water Revenue Certificates             10/14 at 100.00         AAA          1,596,137
                 of Participation, Series 2004, 5.000%, 10/01/25 -
                 AMBAC Insured

        3,675   San Dieguito Water District, California, Water Revenue Bonds,        10/14 at 100.00         AAA          3,900,535
                 Series 2004, 5.000%, 10/01/23 - FGIC Insured

                Santa Clara Valley Water District, California, Certificates
                of Participation, Series 2004A:
        1,400    5.000%, 2/01/19 - FGIC Insured                                       2/14 at 100.00         AAA          1,496,040
          445    5.000%, 2/01/20 - FGIC Insured                                       2/14 at 100.00         AAA            474,499
          465    5.000%, 2/01/21 -FGIC Insured                                        2/14 at 100.00         AAA            493,323

        2,130   Santa Rosa, Sonoma County, California, Wastewater Revenue             9/14 at 100.00         AAA          2,303,212
                 Bonds, Series 2004B, 5.000%, 9/01/18 - FGIC Insured

        2,500   West Basin Municipal Water District, California, Revenue              8/13 at 100.00         AAA          2,589,425
                 Certificates of Participation, Series 2003A,
                 5.000%, 8/01/30 - MBIA Insured

        4,500   Westlands Water District, California, Revenue Certificates            3/15 at 100.00         AAA          4,685,220
                 of Participation, Series 2005A, 5.000%, 9/01/30 -
                 MBIA Insured


                                       29


                        Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL) (continued)
                          Portfolio of INVESTMENTS February 28, 2005 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                Yorba Linda Water District, California, Certificates of
                Participation, Highland Reservoir Renovation, Series 2003:
$       2,010    5.000%, 10/01/28 - FGIC Insured                                     10/13 at 100.00         AAA     $    2,097,614
        2,530    5.000%, 10/01/33 - FGIC Insured                                     10/13 at 100.00         AAA
------------------------------------------------------------------------------------------------------------------------------------
$     278,035   Total Long-Term Investments (cost $268,891,940) - 148.2%                                                285,835,435
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.3% (0.2% OF TOTAL INVESTMENTS)

          600   California, Economic Recovery Revenue Bonds, Variable Rate                                  A-1+            600,000
                 Demand Obligations, Series 2004C-6, 1.800%, 7/01/23+
------------------------------------------------------------------------------------------------------------------------------------
$         600   Total Short-Term Investments (cost $600,000)                                                                600,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $269,491,940) - 148.5%                                                          286,435,435
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.7%                                                                      1,500,752
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.2)%                                                        (95,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  192,936,187
                ====================================================================================================================

                    All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

               (WI) Security purchased on a when-issued basis.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen California Premium Income Municipal Fund (NCU)
                        Portfolio of
                           INVESTMENTS February 28, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.0% (4.0% OF TOTAL INVESTMENTS)

$       1,500   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa3     $    1,484,370
                 Settlement Asset-Backed Bonds, Alameda County Tobacco
                 Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29

        3,670   California Statewide Financing Authority, Tobacco Settlement          5/12 at 100.00        Baa3          3,624,309
                 Asset-Backed Bonds, Pooled Tobacco Securitization Program,
                 Series 2002A, 5.625%, 5/01/29


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 1.9% (1.3% OF TOTAL INVESTMENTS)

        1,500   University of California, Revenue Bonds, Multi-Purpose                5/13 at 100.00         AAA          1,636,590
                 Projects, Series 2003A, 5.125%, 5/15/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.9% (14.7% OF TOTAL INVESTMENTS)

        1,500   California Health Facilities Financing Authority, Revenue            12/09 at 101.00          A3          1,625,775
                 Bonds, Cedars-Sinai Medical Center, Series 1999A,
                 6.125%, 12/01/30

        5,150   California Health Facilities Financing Authority, Hospital            5/05 at 100.00         BB+          5,056,064
                 Revenue Bonds, Downey Community Hospital, Series 1993,
                 5.750%, 5/15/15

        1,500   California Infrastructure Economic Development Bank,                  8/11 at 102.00           A          1,588,020
                 Revenue Bonds, Kaiser Hospital Assistance LLC,
                 Series 2001A, 5.550%, 8/01/31

          260   California Statewide Community Development Authority,                 7/15 at 100.00        BBB+            267,041
                 Revenue Bonds, Daughters of Charity Health System,
                 Series 2005A, 5.250%, 7/01/35 (WI, settling 3/18/05)

        8,100   California Statewide Community Development Authority,                   No Opt. Call         AAA          8,816,121
                 Revenue Refunding Bonds, Sherman Oaks Health System,
                 Series 1998A, 5.000%, 8/01/22 - AMBAC Insured

        1,370   Loma Linda, California, Hospital Revenue Bonds, Loma Linda            6/05 at 101.00         BB+          1,391,536
                 University Medical Center, Series 1993A, 6.000%, 12/01/06


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.9% (1.3% OF TOTAL INVESTMENTS)

        1,600   California Statewide Community Development Authority,                 7/08 at 101.00         BBB          1,666,768
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 5.250%, 5/15/25
                 (Mandatory put 5/15/13)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.8% (0.6% OF TOTAL INVESTMENTS)

          570   California Housing Finance Agency, Single Family Mortgage             2/07 at 102.00         AAA            595,445
                 Bonds II, Series 1997A-1, 6.000%, 8/01/20 (Alternative
                 Minimum Tax) - MBIA Insured

           60   California Rural Home Mortgage Finance Authority,                       No Opt. Call         AAA             61,116
                 Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Bonds, Series 1996C, 7.500%, 8/01/27
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 27.1% (18.2% OF TOTAL INVESTMENTS)

        4,000   California, General Obligation Veterans Welfare Bonds,                6/05 at 100.00           A          4,004,000
                 Series 1999BR, 5.300%, 12/01/29 (Alternative Minimum Tax)

                California, General Obligation Bonds, Series 2003:
        1,000    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA          1,094,640
        1,055    5.250%, 2/01/21                                                      8/13 at 100.00           A          1,139,569
        1,500    5.000%, 2/01/31 - MBIA Insured                                       2/13 at 100.00         AAA          1,549,980

                California, General Obligation Bonds, Series 2004:
        1,750    5.000%, 4/01/22                                                      4/14 at 100.00           A          1,840,633
        1,750    5.000%, 2/01/23                                                      2/14 at 100.00           A          1,831,358
        1,400    5.200%, 4/01/26                                                      4/14 at 100.00           A          1,487,108

        1,000   Fremont Unified School District, Alameda County, California,          8/12 at 101.00         AAA          1,063,830
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/21 -
                 FGIC Insured

        2,250   Los Angeles Unified School District, California, General              7/13 at 100.00         AAA          2,384,707
                 Obligation Bonds, Series 2003A, 5.000%, 7/01/22 -
                 FSA Insured

        6,000   North Orange County Community College District, California,             No Opt. Call         AAA          1,924,680
                 General Obligation Bonds, Series 2003B, 0.000%, 8/01/27 -
                 FGIC Insured


                                       31


                        Nuveen California Premium Income Municipal Fund (NCU) (continued)
                           Portfolio of INVESTMENTS February 28, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       3,000   Pomona Unified School District, Los Angeles County,                   8/11 at 103.00         AAA     $    3,547,830
                 California, General Obligation Refunding Bonds,
                 Series 1997A, 6.150%, 8/01/15 - MBIA Insured

        1,200   Riverside Community College District, California, General             8/14 at 100.00         AAA          1,311,360
                 Obligation Bonds, Series 2004A, 5.250%, 8/01/22 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 45.0% (30.2% OF TOTAL INVESTMENTS)

        1,000   Bell Community Redevelopment Agency, California,                     10/13 at 100.00          AA          1,074,960
                 Tax Allocation Bonds, Bell Project Area, Series 2003,
                 5.625%, 10/01/33 - RAAI Insured

          985   Beverly Hills Public Financing Authority, California, Lease           6/13 at 100.00         Aaa          1,084,416
                 Revenue Refunding Bonds, Series 2003A, 5.250%, 6/01/15 -
                 MBIA Insured

                California Infrastructure Economic Development Bank, Revenue
                Bonds, North County Center for Self-Sufficiency Corporation,
                Series 2004:
        1,695    5.000%, 12/01/22 - AMBAC Insured                                    12/13 at 100.00         AAA          1,790,225
        1,865    5.000%, 12/01/24 - AMBAC Insured                                    12/13 at 100.00         AAA          1,957,243

                California, Economic Recovery Revenue Bonds, Series 2004A:
        1,720    5.000%, 7/01/15                                                      7/14 at 100.00         AA-          1,878,825
        1,000    5.000%, 7/01/16                                                      7/11 at 100.00         AA-          1,078,410

        5,920   California State Public Works Board, Lease Revenue Bonds,            11/09 at 101.00         AAA          6,560,011
                 Department of Veterans Affairs, Southern California Veterans
                 Home - Chula Vista Facility, Series 1999A, 5.600%, 11/01/19 -
                 AMBAC Insured

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B:
        1,000    5.500%, 6/01/33                                                      6/13 at 100.00          A-          1,077,920
        1,000    5.625%, 6/01/33                                                      6/13 at 100.00          A-          1,086,510

        3,500   Livermore Redevelopment Agency, California, Tax Allocation            8/11 at 100.00         AAA          3,623,235
                 Revenue Bonds, Livermore Redevelopment Project Area,
                 Series 2001A, 5.000%, 8/01/26 - MBIA Insured

        1,745   Los Angeles Community Redevelopment Agency, California,               6/05 at 100.00        BBB-          1,751,928
                 Tax Allocation Multifamily Housing Bonds, Grand Central
                 Square/Bunker Hill Project, Series 1993A, 5.750%, 12/01/13
                 (Alternative Minimum Tax)

        2,000   Los Angeles County Metropolitan Transportation Authority,             7/13 at 100.00         AAA          2,147,160
                 California, Proposition A First Tier Senior Sales Tax Revenue
                 Bonds, Series 2003B, 5.000%, 7/01/19 - MBIA Insured

        2,000   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00         AAA          2,230,220
                 Lien Tax Allocation Bonds, Central District Redevelopment
                 Project, Series 2003, 5.500%, 9/01/15 - FGIC Insured

        1,000   Poway, California, Community Facilities District 88-1,                8/08 at 102.00         N/R          1,112,800
                 Special Tax Refunding Bonds, Parkway Business Centre,
                 Series 1998, 6.500%, 8/15/09

        3,000   Sacramento City Financing Authority, California, Lease                  No Opt. Call         AA-          3,327,960
                 Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20

        1,500   Sacramento City Financing Authority, California, Lease                  No Opt. Call         AAA          1,706,565
                 Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
                 MBIA Insured

                San Marcos Public Facilities Authority, California, Revenue
                Refunding Bonds, Series 1998:
        1,500    5.800%, 9/01/18                                                      9/08 at 101.00        Baa3          1,598,325
        1,000    5.800%, 9/01/27                                                      9/08 at 101.00        Baa3          1,049,150

        2,050   Santa Barbara County, California, Certificates of Participation,     12/11 at 102.00         AAA          2,245,386
                 Series 2001, 5.250%, 12/01/19 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 8.3% (5.6% OF TOTAL INVESTMENTS)

        3,000   California Infrastructure Economic Development Bank,                  7/13 at 100.00         AAA          3,179,610
                 First Lien Revenue Bonds, San Francisco Bay Area Toll Bridge,
                 Series 2003A, 5.000%, 7/01/22 - FSA Insured

        2,000   Foothill/Eastern Transportation Corridor Agency, California,          1/10 at 100.00        BBB-          1,852,680
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35

        2,000   San Francisco Airports Commission, California, Revenue                5/06 at 102.00         AAA          2,094,340
                 Bonds, San Francisco International Airport, Second Series
                 Issue 10A, 5.700%, 5/01/26 (Alternative Minimum Tax) -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 6.2% (4.2% OF TOTAL INVESTMENTS)

        2,750   Puerto Rico, General Obligation and Public Improvement                7/10 at 100.00         AAA          3,093,833
                 Bonds, Series 2000, 5.750%, 7/01/21 (Pre-refunded to
                 7/01/10) - MBIA Insured

        2,000   Vista, California, Mobile Home Park Revenue Bonds, Vista              3/24 at 100.00      N/R***          2,229,740
                 Manor Mobile Home Park Project, Series 1999A,
                 5.750%, 3/15/29 (Pre-refunded to 3/15/24)


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.4% (7.6% OF TOTAL INVESTMENTS)

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
$         400    5.375%, 5/01/17 - XLCA Insured                                       5/12 at 101.00         AAA     $      444,268
        2,250    5.125%, 5/01/18                                                      5/12 at 101.00          A2          2,416,770

          275   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA            292,823
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        1,500   Merced Irrigation District, California, Revenue Refunding             9/05 at 102.00        Baa3          1,542,360
                 Bonds, Electric System Project, Series 2001, 6.500%, 9/01/22

        4,580   Sacramento Municipal Utility District, California, Electric           8/12 at 100.00         AAA          5,026,733
                 Revenue Refunding Bonds, Series 2002Q, 5.250%, 8/15/20 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 17.1% (11.5% OF TOTAL INVESTMENTS)

        1,125   Burbank, California, Wastewater System Revenue Bonds,                 6/14 at 100.00         AAA          1,187,629
                 Series 2004A, 5.000%, 6/01/23 - AMBAC Insured

        1,095   California Statewide Community Development Authority,                10/13 at 100.00         AAA          1,180,848
                 Water and Wastewater Revenue Bonds, Pooled Financing
                 Program, Series 2003A, 5.250%, 10/01/23 - FSA Insured

        5,000   Culver City, California, Wastewater Facilities Revenue                9/09 at 102.00         AAA          5,567,250
                 Refunding Bonds, Series 1999A, 5.700%, 9/01/29 -
                 FGIC Insured

        3,495   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA          3,785,260
                 of Participation, Series 2003, 5.250%, 2/01/21 - FGIC Insured

        1,000   Sacramento County Water Financing Authority, California,              6/13 at 100.00         AAA          1,059,720
                 Revenue Bonds, Agency Zones 40-41 System Projects,
                 Series 2003, 5.000%, 6/01/22 - AMBAC Insured

        1,795   Woodbridge Irrigation District, California, Certificates              7/13 at 100.00        BBB+          1,872,254
                 of Participation, Water Systems Project, Series 2003,
                 5.500%, 7/01/33
------------------------------------------------------------------------------------------------------------------------------------
$     122,430   Total Long-Term Investments (cost $119,082,726) - 147.6%                                                126,200,217
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.2% (0.8% OF TOTAL INVESTMENTS)

        1,000   Pittsburg Redevelopment Agency, California, Tax Allocation                                  A-1+          1,000,000
                 Bonds, Los Medanos Community Development Project,
                 Variable Rate Demand Obligations, Series 2004A,
                 1.760%, 9/01/35 - AMBAC Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       1,000   Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $120,082,726) - 148.8%                                                          127,200,217
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.5%                                                                      1,299,178
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.3)%                                                        (43,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   85,499,395
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

               N/R  Investment is not rated.

               (WI) Security purchased on a when-issued basis.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen California Dividend Advantage Municipal Fund (NAC)
                        Portfolio of
                           INVESTMENTS February 28, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.6% (3.8% OF TOTAL INVESTMENTS)

$       5,000   California Statewide Community Development Authority,                11/09 at 102.00         N/R     $    5,230,050
                 Certificates of Participation, Pride Industries and Pride
                 One Inc., Series 1999, 7.250%, 11/01/29

        5,200   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          5,303,792
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.250%, 6/01/33

                Northern California Tobacco Securitization Authority, Tobacco
                Settlement Asset-Backed Bonds, Series 2001A:
        2,500    5.250%, 6/01/31                                                      6/11 at 100.00         BBB          2,258,000
        4,500    5.375%, 6/01/41                                                      6/11 at 100.00         BBB          4,101,120

        3,635   Southern California Tobacco Securitization Authority,                 6/12 at 100.00         BBB          3,690,325
                 Tobacco Settlement Asset-Backed Bonds, Senior
                 Series 2001A, 5.250%, 6/01/27


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 10.4% (7.1% OF TOTAL INVESTMENTS)

          615   California Statewide Community Development Authority,                10/13 at 100.00         N/R            607,122
                 Revenue Bonds, Notre Dame de Namur University,
                 Series 2003, 6.500%, 10/01/23

        3,000   Long Beach Bond Financing Authority, California, Lease               11/11 at 100.00         AAA          3,367,140
                 Revenue Refunding Bonds, Long Beach Aquarium of the
                 South Pacific, Series 2001, 5.500%, 11/01/17 -
                 AMBAC Insured

          700   University of California, Certificates of Participation,              1/10 at 101.00         Aa2            738,367
                 San Diego and Sacramento Campus Projects, Series 2002A,
                 5.250%, 1/01/22

        6,000   University of California, Revenue Bonds, Multiple Purpose             9/08 at 101.00          AA          6,455,400
                 Projects, Series 2000K, 5.000%, 9/01/12

                University of California, Revenue Bonds, Multi-Purpose
                Projects, Series 2002O:
       10,770    5.000%, 9/01/20 - FGIC Insured                                       9/10 at 101.00         AAA         11,499,883
       11,305    5.000%, 9/01/21 - FGIC Insured                                       9/10 at 101.00         AAA         12,024,789

        3,500   University of California, Revenue Bonds, Multi-Purpose                5/13 at 100.00         AAA          3,818,710
                 Projects, Series 2003A, 5.125%, 5/15/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.4% (7.8% OF TOTAL INVESTMENTS)

       15,000   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00          A3         16,257,750
                 Cedars-Sinai Medical Center, Series 1999A, 6.125%, 12/01/30

        2,160   California Health Facilities Financing Authority, Health              3/13 at 100.00           A          2,276,791
                 Facility Revenue Bonds, Adventist Health System/West,
                 Series 2003A, 5.000%, 3/01/15

        8,000   Central California Joint Powers Health Finance Authority,             2/10 at 101.00        Baa2          8,331,040
                 Certificates of Participation, Community Hospitals of Central
                 California Obligated Group, Series 2000, 6.000%, 2/01/30

       10,500   Duarte, California, Certificates of Participation, City of Hope       4/09 at 101.00         BBB         10,328,010
                 National Medical Center, Series 1999A, 5.250%, 4/01/31

        2,155   Upland, California, Certificates of Participation, San Antonio        7/05 at 101.00          A-          2,178,662
                 Community Hospital, Series 1993, 5.250%, 1/01/08

        2,500   Whittier, California, Health Facility Revenue Bonds,                  6/12 at 101.00           A          2,667,550
                 Presbyterian Intercommunity Hospital, Series 2002,
                 5.600%, 6/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.2% (4.9% OF TOTAL INVESTMENTS)

        7,250   California Statewide Community Development Authority,                 7/08 at 101.00         BBB          7,596,768
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 4.900%, 5/15/25 (Mandatory
                 put 5/15/08)

        5,235   California Statewide Community Development Authority,                 8/12 at 105.00         Aaa          5,832,732
                 GNMA Collateralized Housing Revenue Refunding Bonds,
                 Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       5,000   Contra Costa County, California, Multifamily Housing Revenue          6/09 at 102.00         N/R     $    5,036,000
                 Bonds, Delta View Apartments Project, Series 1999C,
                 6.750%, 12/01/30 (Alternative Minimum Tax)

        7,500   San Bernardino County Housing Authority, California,                    No Opt. Call        BBB+          7,984,800
                 Multifamily Housing Revenue Refunding Bonds, Equity
                 Residential Properties/Redlands Lawn and Tennis Apartments,
                 Series 1999A, 5.200%, 6/15/29 (Mandatory put 6/15/09)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.4% (1.6% OF TOTAL INVESTMENTS)

        8,500   Riverside County Public Financing Authority, California,              5/09 at 101.00        BBB-          8,822,150
                 Certificates of Participation, Air Force Village West,
                 Series 1999, 5.800%, 5/15/29


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 22.2% (15.3% OF TOTAL INVESTMENTS)

                California, General Obligation Refunding Bonds, Series 2002:
        8,000    5.000%, 2/01/12                                                        No Opt. Call           A          8,714,160
        4,435    6.000%, 4/01/16 - AMBAC Insured                                        No Opt. Call         AAA          5,300,091

                California, General Obligation Bonds, Series 2003:
        2,000    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA          2,189,280
        5,200    5.250%, 2/01/20                                                      8/13 at 100.00           A          5,634,148

                California, General Obligation Bonds, Series 2004:
        5,000    5.125%, 4/01/23                                                      4/14 at 100.00           A          5,305,600
        4,150    5.125%, 4/01/25                                                      4/14 at 100.00           A          4,378,043

       18,500   Los Angeles Unified School District, California, General              7/09 at 101.00         AAA         19,975,190
                 Obligation Bonds, Series 1999C, 5.250%, 7/01/24 -
                 MBIA Insured

       10,845   Los Angeles Unified School District, California, General              7/12 at 100.00         AAA         11,644,819
                 Obligation Bonds, Series 2002E, 5.000%, 7/01/19 -
                 MBIA Insured

        3,335   Moreno Valley Unified School District, Riverside County,              8/14 at 100.00         AAA          3,655,427
                 California, General Obligation Bonds, Series 2004A,
                 5.250%, 8/01/21 - FSA Insured

        1,750   Oakland Unified School District, Alameda County, California,          8/08 at 101.00         AAA          1,863,838
                 General Obligation Bonds, Series 2001, 5.125%, 8/01/21 -
                 FSA Insured

        5,000   San Diego Unified School District, San Diego County, California,      7/13 at 101.00         AAA          5,598,000
                 General Obligation Bonds, Series 2003E, 5.250%, 7/01/20 -
                 FSA Insured

        2,560   Southwestern Community College District, San Diego County,            8/14 at 100.00         AAA          2,714,906
                 California, General Obligation Bonds, Series 2004,
                 5.000%, 8/01/23 - FGIC Insured

        1,300   Ventura County Community College District, California,                8/12 at 101.00         AAA          1,420,042
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/15 -
                 MBIA Insured

        3,605   West Contra Costa Unified School District, Contra Costa               8/11 at 101.00         AAA          3,834,494
                 County, California, General Obligation Bonds, Series 2003B,
                 5.000%, 8/01/21 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 39.6% (27.2% OF TOTAL INVESTMENTS)

                Beaumont Financing Authority, California, Local Agency
                Revenue Bonds, Series 2004D:
        1,000    5.500%, 9/01/24                                                      9/14 at 102.00         N/R          1,002,950
          615    5.800%, 9/01/35                                                      9/14 at 102.00         N/R            617,817

                Brentwood Infrastructure Financing Authority, Contra Costa
                County, California, Capital Improvement Revenue Bonds, Series 2001:
        1,110    5.375%, 11/01/18 - FSA Insured                                      11/11 at 100.00         AAA          1,236,018
        1,165    5.375%, 11/01/19 - FSA Insured                                      11/11 at 100.00         AAA          1,296,610

        1,990   Brentwood Infrastructure Financing Authority, California,             9/12 at 100.00         AAA          2,096,385
                 Infrastructure Revenue Refunding Bonds, Series 2002A,
                 5.125%, 9/02/24 - FSA Insured

        7,400   California, Economic Recovery Revenue Bonds,                          7/14 at 100.00         AA-          8,083,316
                 Series 2004A, 5.000%, 7/01/15

        2,000   Capistrano Unified School District, Orange County, California,        9/13 at 100.00         N/R          2,116,620
                 Special Tax Bonds, Community Facilities District 90-2,
                 Talega, Series 2003, 6.000%, 9/01/33

        3,490   Fontana, California, Senior Special Tax Refunding Bonds,              9/08 at 102.00         AAA          3,804,554
                 Heritage Village Community Facilities District 2,
                 Series 1998A, 5.250%, 9/01/17 - MBIA Insured


                                       35


                        Nuveen California Dividend Advantage Municipal Fund (NAC) (continued)
                           Portfolio of INVESTMENTS February 28, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,125   Fontana, California, Special Tax Bonds, Sierra Community              9/14 at 100.00         N/R     $    1,145,790
                 Facilities District 22, Series 2004, 6.000%, 9/01/34

        3,980   Garden Grove, California, Certificates of Participation,              3/12 at 101.00         AAA          4,414,616
                 Financing Project, Series 2002A, 5.500%, 3/01/22 -
                 AMBAC Insured

        4,500   Inglewood Redevelopment Agency, California, Tax Allocation              No Opt. Call         AAA          5,046,615
                 Refunding Bonds, Merged Area Redevelopment Project,
                 Series 1998A, 5.250%, 5/01/23 - AMBAC Insured

        2,000   Lee Lake Water District, Riverside County, California,                9/13 at 102.00         N/R          2,186,120
                 Special Tax Bonds, Community Facilities District 1 of
                 Sycamore Creek, Series 2003, 6.500%, 9/01/24

        2,200   Lincoln, California, Special Tax Bonds, Lincoln Crossing              9/13 at 102.00         N/R          2,347,554
                 Community Facilities District 03-1, Series 2003A,
                 6.500%, 9/01/25

        1,500   Lincoln, California, Special Tax Bonds, Lincoln Crossing              9/13 at 102.00         N/R          1,541,760
                 Community Facilities District 03-1, Series 2004,
                 6.000%, 9/01/34

        5,000   Los Angeles County Metropolitan Transportation Authority,             7/08 at 101.00         AAA          5,229,850
                 California, Proposition C Second Senior Lien Sales Tax
                 Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 -
                 AMBAC Insured

       10,000   Los Angeles County Public Works Financing Authority,                 10/07 at 101.00          AA         10,570,700
                 California, Revenue Bonds, Regional Park and Open Space
                 District, Series 1997A, 5.000%, 10/01/16

        1,530   Moreno Valley Unified School District, Riverside County,              3/14 at 100.00         AAA          1,607,540
                 California, Certificates of Participation, Series 2005,
                 5.000%, 3/01/24 - FSA Insured

        9,200   Norco Redevelopment Agency, California, Tax Allocation                3/11 at 102.00         AAA          9,776,472
                 Refunding Bonds, Project Area 1, Series 2001,
                 5.000%, 3/01/19 - MBIA Insured

        5,545   Oakland Joint Power Financing Authority, California,                    No Opt. Call         AAA          6,339,709
                 Lease Revenue Refunding Bonds, Oakland Convention
                 Centers, Series 2001, 5.500%, 10/01/14 - AMBAC Insured

        3,290   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00         AAA          3,662,231
                 Lien Tax Allocation Bonds, Central District Redevelopment
                 Project, Series 2003, 5.500%, 9/01/16 - FGIC Insured

        4,000   Orange County Local Transportation Authority, California,               No Opt. Call         AAA          4,353,040
                 Limited Sales Tax Revenue Refunding Bonds, Measure M,
                 Series 1997A, 5.700%, 2/15/08 - AMBAC Insured

        5,600   Palm Springs Financing Authority, California, Lease Revenue          11/11 at 101.00         AAA          5,892,152
                 Refunding Bonds, Convention Center Project, Series 2001A,
                 5.000%, 11/01/22 - MBIA Insured

        1,000   Palmdale Community Redevelopment Agency, California,                 12/14 at 100.00         AAA          1,054,020
                 Tax Allocation Bonds, Merged Redevelopment Project Areas,
                 Series 2004, 5.000%, 12/01/24 - AMBAC Insured

        8,100   Poway Redevelopment Agency, California, Tax Allocation               12/10 at 102.00         AAA          9,156,564
                 Refunding Bonds, Paguay Redevelopment Project,
                 Series 2000, 5.750%, 6/15/33 - MBIA Insured

        1,055   Poway Redevelopment Agency, California, Tax Allocation               12/11 at 101.00         AAA          1,179,163
                 Bonds, Paguay Redevelopment Project, Series 2001,
                 5.375%, 12/15/16 - AMBAC Insured

        1,860   Riverside Redevelopment Agency, California, Tax Allocation            8/13 at 100.00         AAA          2,008,967
                 Refunding Bonds, Merged Project Areas, Series 2003,
                 5.250%, 8/01/22 - MBIA Insured

        5,795   Riverside County Public Financing Authority, California,                No Opt. Call         N/R          5,968,386
                 Junior Lien Reassessment Revenue Bonds, Rancho
                 Villages Project, Series 1999B, 6.000%, 9/02/07

        1,725   Rohnert Park Finance Authority, California, Senior Lien               9/13 at 100.00         BBB          1,745,252
                 Revenue Bonds, Rancho Feliz Mobile Home Park,
                 Series 2003A, 5.750%, 9/15/38

        1,120   Rohnert Park Finance Authority, California, Subordinate Lien          9/13 at 100.00         N/R          1,141,874
                 Revenue Bonds, Rancho Feliz Mobile Home Park,
                 Series 2003B, 6.625%, 9/15/38

        2,500   Sacramento City Financing Authority, California, Lease                  No Opt. Call         AAA          2,877,650
                 Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
                 AMBAC Insured

        1,150   Sacramento, California, Special Tax Bonds, North Natomas              9/14 at 100.00         N/R          1,192,561
                 Community Facilities District 4, Series 2003C, 6.000%, 9/01/33

       24,060   San Jose Redevelopment Agency, California, Tax Allocation             8/08 at 102.00           A         24,872,506
                 Bonds, Merged Area Redevelopment Project, Series 1998,
                 5.250%, 8/01/29


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,695   San Jose Financing Authority, California, Lease Revenue               6/12 at 100.00         AAA     $    2,951,968
                 Refunding Bonds, Civic Center Project, Series 2002B,
                 5.250%, 6/01/19 - AMBAC Insured

        1,595   San Marcos Public Facilities Authority, California, Special           9/09 at 102.00         N/R          1,641,207
                 Tax Bonds, Community Facilities District 99-1, Series 2003B,
                 6.000%, 9/01/24

        2,810   West Patterson Financing Authority, California, Special Tax           9/13 at 103.00         N/R          3,057,533
                 Bonds, Community Facilities District 01-1, Series 2003B,
                 7.000%, 9/01/38

        1,350   West Patterson Financing Authority, California, Special Tax           9/13 at 103.00         N/R          1,377,365
                 Bonds, Community Facilities District 2001-1, Series 2004A,
                 6.125%, 9/01/39

        2,000   West Patterson Financing Authority, California, Special Tax           9/13 at 102.00         N/R          2,016,260
                 Bonds, Community Facilities District 01-1, Series 2004B,
                 6.000%, 9/01/39


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 19.8% (13.6% OF TOTAL INVESTMENTS)

        8,150   Foothill/Eastern Transportation Corridor Agency, California,          1/10 at 101.00        BBB-          8,299,879
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 5.750%, 1/15/40

        8,515   Los Angeles Harbors Department, California, Revenue                   8/11 at 100.00         AAA          9,320,434
                 Refunding Bonds, Series 2001B, 5.500%, 8/01/18
                 (Alternative Minimum Tax) - AMBAC Insured

       23,000   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00         AAA         25,081,960
                 5.750%, 11/01/29 (Alternative Minimum Tax) - FGIC Insured

        5,000   San Francisco Airports Commission, California, Revenue                5/06 at 101.00         AAA          5,182,800
                 Bonds, San Francisco International Airport, Second Series
                 Issue 13B, 5.625%, 5/01/21 (Alternative Minimum Tax) -
                 MBIA Insured

       23,275   San Francisco Airports Commission, California, Revenue                5/10 at 101.00         AAA         25,190,067
                 Bonds, San Francisco International Airport, Second
                 Series 2000, Issue 24A, 5.750%, 5/01/30 (Alternative
                 Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 4.3% (2.9% OF TOTAL INVESTMENTS)

        8,400   California Health Facilities Financing Authority, Revenue            10/08 at 101.00         AAA          9,103,752
                 Bonds, Kaiser Permanente System, Series 1998B,
                 5.250%, 10/01/14 (Optional put 10/01/08)

        1,000   Los Angeles Community College District, Los Angeles                   8/11 at 100.00         AAA          1,035,210
                 County, California, General Obligation Bonds, Series 2001A,
                 5.000%, 6/01/26 (Pre-refunded to 8/01/11) - MBIA Insured

        5,000   Puerto Rico, General Obligation and Public Improvement                7/10 at 100.00         AAA          5,625,150
                 Bonds, Series 2000, 5.750%, 7/01/16 (Pre-refunded to
                 7/01/10) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.5% (7.9% OF TOTAL INVESTMENTS)

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        2,500    5.375%, 5/01/17 - XLCA Insured                                       5/12 at 101.00         AAA          2,776,675
        9,750    5.125%, 5/01/18                                                      5/12 at 101.00          A2         10,472,670

        3,630   Imperial Irrigation District, California, Certificates of            11/13 at 100.00         AAA          3,914,084
                 Participation, Electric System Revenue Bonds, Series 2003,
                 5.250%, 11/01/23 - FSA Insured

        7,000   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          7,612,080
                 Power System Revenue Bonds, Series 2001A-1,
                 5.250%, 7/01/21 - FSA Insured

        8,370   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          9,277,810
                 Power System Revenue Refunding Bonds, Series 2001A-2,
                 5.375%, 7/01/19 - MBIA Insured

        1,200   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA          1,277,772
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        7,000   Merced Irrigation District, California, Revenue Refunding             9/05 at 102.00        Baa3          7,201,880
                 Bonds, Electric System Project, Series 2001, 6.750%, 9/01/31


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 11.2% (7.7% OF TOTAL INVESTMENTS)

       11,000   California Department of Water Resources, Water System               12/11 at 100.00         AAA         11,985,930
                 Revenue Bonds, Central Valley Project, Series 2001W,
                 5.250%, 12/01/22 - FSA Insured

       14,000   Orange County Water District, California, Revenue                     8/09 at 101.00         AA+         14,973,980
                 Certificates of Participation, Series 1999A, 5.375%, 8/15/29


                                       37


                        Nuveen California Dividend Advantage Municipal Fund (NAC) (continued)
                          Portfolio of INVESTMENTS February 28, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       8,250   Pico Rivera Water Authority, California, Revenue Bonds,              12/11 at 102.00         N/R     $    8,849,445
                 Series 2001A, 6.250%, 12/01/32

        5,115   San Francisco City and County Public Utilities Commission,           11/12 at 100.00         AAA          5,529,211
                 California, Water Revenue Bonds, Series 2002A,
                 5.000%, 11/01/18 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     503,415   Total Long-Term Investments (cost $504,946,087) - 145.6%                                                537,955,473
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.3% (0.2% OF TOTAL INVESTMENTS)

        1,000   Pittsburg Redevelopment Agency, California, Tax Allocation                                  A-1+          1,000,000
                 Bonds, Los Medanos Community Development Project,
                 Variable Rate Demand Obligations, Series 2004A,
                 1.760%, 9/01/35 - AMBAC Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       1,000   Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $505,946,087) - 145.9%                                                          538,955,473
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.5%                                                                      5,460,733
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.4)%                                                       (175,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  369,416,206
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

               N/R  Investment is not rated.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
                        Portfolio of
                           INVESTMENTS February 28, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.8% (3.9% OF TOTAL INVESTMENTS)

$       4,625   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa3     $    4,423,581
                 Settlement Asset-Backed Bonds, Stanislaus County Tobacco
                 Funding Corporation, Series 2002A, 5.500%, 6/01/33

        3,200   Golden State Tobacco Securitization Corporation,                      6/13 at 100.00         BBB          3,263,872
                 California, Tobacco Settlement Asset-Backed Bonds,
                 Series 2003A-1, 6.250%, 6/01/33

        3,000   Northern California Tobacco Securitization Authority, Tobacco         6/11 at 100.00         BBB          2,734,080
                 Settlement Asset-Backed Bonds, Series 2001A,
                 5.375%, 6/01/41

        2,800   Southern California Tobacco Securitization Authority, Tobacco         6/12 at 100.00         BBB          2,608,732
                 Settlement Asset-Backed Bonds, Senior Series 2001A,
                 5.500%, 6/01/36


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 15.0% (10.2% OF TOTAL INVESTMENTS)

        2,000   California Educational Facilities Authority, Revenue Bonds,           6/11 at 101.00         AAA          2,123,020
                 Stanford University, Series 2001Q, 5.250%, 12/01/32

        6,375   California Educational Facilities Authority, Student Loan             3/08 at 102.00         Aaa          6,706,372
                 Revenue Bonds, Cal Loan Program, Series 2001A,
                 5.400%, 3/01/21 (Alternative Minimum Tax) - MBIA Insured

                California State Public Works Board, Lease Revenue Bonds,
                University of California System, Series 2002A:
        8,880    5.375%, 10/01/16 - FSA Insured                                      10/12 at 100.00         AAA          9,748,464
       10,570    5.375%, 10/01/18 - FSA Insured                                      10/12 at 100.00         AAA         11,567,385

          620   California Statewide Community Development Authority,                10/13 at 100.00         N/R            612,058
                 Revenue Bonds, Notre Dame de Namur University,
                 Series 2003, 6.500%, 10/01/23

        3,000   Long Beach Bond Financing Authority, California, Lease               11/11 at 101.00         AAA          3,175,410
                 Revenue Refunding Bonds, Long Beach Aquarium of the
                 South Pacific, Series 2001, 5.250%, 11/01/30 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 8.6% (5.8% OF TOTAL INVESTMENTS)

        2,000   California Health Facilities Financing Authority, Revenue             4/12 at 100.00        BBB+          2,127,280
                 Bonds, Casa Colina Inc., Series 2001, 6.000%, 4/01/22

          500   California Infrastructure Economic Development Bank,                  8/11 at 102.00           A            529,340
                 Revenue Bonds, Kaiser Hospital Assistance LLC,
                 Series 2001A, 5.550%, 8/01/31

          955   California State Public Works Board, Revenue Bonds,                  11/14 at 100.00         AAA          1,008,556
                 University of California - Davis Medical Center,
                 Series 2004II-A, 5.000%, 11/01/22 - MBIA Insured

          190   California Statewide Community Development Authority,                 7/15 at 100.00        BBB+            195,145
                 Revenue Bonds, Daughters of Charity Health System,
                 Series 2005A, 5.250%, 7/01/35 (WI, settling 3/18/05)

        5,355   California Statewide Community Development Authority,                   No Opt. Call           A          5,630,568
                 Revenue Bonds, Kaiser Permanente System, Series 2002E,
                 4.700%, 11/01/36 (Mandatory put 5/31/09)

        2,185   California Statewide Community Development Authority,                   No Opt. Call           A          2,486,071
                 Health Facility Revenue Refunding Bonds, Memorial
                 Health Services, Series 2003A, 6.000%, 10/01/11

        2,500   California Statewide Community Development Authority,                 6/13 at 100.00         AAA          2,720,525
                 Hospital Revenue Bonds, Monterey Peninsula Hospital,
                 Series 2003B, 5.250%, 6/01/18 - FSA Insured

        3,000   Central California Joint Powers Health Finance Authority,             2/10 at 101.00        Baa2          3,124,140
                 Certificates of Participation, Community Hospitals of
                 Central California Obligated Group, Series 2000,
                 6.000%, 2/01/30

        1,500   Whittier, California, Health Facility Revenue Bonds,                  6/12 at 101.00           A          1,600,530
                 Presbyterian Intercommunity Hospital, Series 2002,
                 5.600%, 6/01/22


                                       39


                        Nuveen California Dividend Advantage Municipal Fund 2 (NVX) (continued)
                           Portfolio of INVESTMENTS February 28, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.4% (5.0% OF TOTAL INVESTMENTS)

$       2,450   ABAG Finance Authority for Non-Profit Corporations, California,         No Opt. Call        Baa2     $    2,660,700
                 Multifamily Housing Revenue Refunding Bonds, United
                 Dominion/2000 Post Apartments, Series 2000B,
                 6.250%, 8/15/30 (Mandatory put 8/15/08)

        3,750   California Statewide Community Development Authority,                 7/08 at 101.00         BBB          3,929,363
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 4.900%, 5/15/25
                 (Mandatory put 5/15/08)

        5,962   California Statewide Community Development Authority,                 6/11 at 102.00         AAA          6,237,087
                 Multifamily Housing Revenue Refunding Bonds, Claremont
                 Village Apartments, Series 2001D, 5.500%, 6/01/31
                 (Alternative Minimum Tax) (Mandatory put 6/01/16)

        3,490   California Statewide Community Development Authority,                 8/12 at 105.00         Aaa          3,888,488
                 GNMA Collateralized Housing Revenue Refunding Bonds,
                 Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.9% (0.6% OF TOTAL INVESTMENTS)

        1,920   California Rural Home Mortgage Finance Authority,                     6/11 at 102.00         AAA          1,988,064
                 Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Bonds, Series 2001A, 5.650%, 12/01/31
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 0.7% (0.6% OF TOTAL INVESTMENTS)

        1,550   California Health Facilities Financing Authority, Insured             1/13 at 100.00           A          1,620,091
                 Revenue Bonds, Northern California Retired Officers
                 Community Corporation - Paradise Valley Estates,
                 Series 2002, 5.125%, 1/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 29.1% (19.8% OF TOTAL INVESTMENTS)

        5,000   California, General Obligation Refunding Bonds,                         No Opt. Call           A          5,446,350
                 Series 2002, 5.000%, 2/01/12

        7,225   California, General Obligation Veterans Welfare Bonds,                6/06 at 101.00         AAA          7,525,416
                 Series 2001BV, 5.600%, 12/01/32 - FSA Insured

                California, General Obligation Bonds, Series 2003:
        3,000    5.250%, 2/01/20                                                      8/13 at 100.00           A          3,250,470
        1,400    5.250%, 2/01/21                                                      8/13 at 100.00           A          1,512,224

        1,350   California, General Obligation Bonds, Series 2004, 5.125%, 4/01/25    4/14 at 100.00           A          1,424,183

        3,615   Colton Joint Unified School District, San Bernardino County,          8/12 at 102.00         AAA          4,043,920
                 California, General Obligation Bonds, Series 2002A,
                 5.500%, 8/01/22 - FGIC Insured

                Contra Costa County Community College District, California,
                General Obligation Bonds, Series 2002:
        3,005    5.000%, 8/01/21 - FGIC Insured                                       8/12 at 100.00         AAA          3,196,298
        3,300    5.000%, 8/01/22 - FGIC Insured                                       8/12 at 100.00         AAA          3,493,776

        1,325   Golden West Schools Financing Authority, California,                    No Opt. Call         AAA          1,618,779
                 Revenue Bonds, School District General Obligation Refunding
                 Program, Series 1998A, 6.650%, 8/01/13 - MBIA Insured

        8,330   Los Angeles Unified School District, California, General              7/10 at 100.00         AAA          8,954,250
                 Obligation Bonds, Series 2000D, 5.375%, 7/01/25 -
                 FGIC Insured

       10,840   Los Angeles Unified School District, California, General              7/12 at 100.00         AAA         11,639,450
                 Obligation Bonds, Series 2002E, 5.000%, 7/01/19 -
                 MBIA Insured

        1,250   Los Angeles Unified School District, California, General              7/13 at 100.00         AAA          1,366,513
                 Obligation Bonds, Series 2003A, 5.250%, 7/01/20 -
                 FSA Insured

        1,375   Lucia Mar Unified School District, San Luis Obispo County,            8/14 at 100.00         Aaa          1,507,110
                 California, General Obligation Bonds, Series 2004A,
                 5.250%, 8/01/21 - FGIC Insured

        2,000   Puerto Rico, General Obligation and Public Improvement                  No Opt. Call         AAA          2,350,220
                 Refunding Bonds, Series 2001A, 5.500%, 7/01/20 -
                 MBIA Insured

        4,050   Santa Rosa High School District, Sonoma County, California,           5/11 at 101.00         AAA          4,383,680
                 General Obligation Bonds, Series 2001, 5.300%, 5/01/26 -
                 FGIC Insured

        1,160   Saugus Union School District, Los Angeles County, California,         8/12 at 100.00         AAA          1,233,846
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/21 -
                 FGIC Insured

        2,710   Southwestern Community College District, San Diego County,            8/14 at 100.00         AAA          2,895,716
                 California, General Obligation Bonds, Series 2004,
                 5.000%, 8/01/21 - FGIC Insured


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 44.1% (30.1% OF TOTAL INVESTMENTS)

$       9,000   Anitoch Area Public Facilities Financing Agency, California,          8/11 at 100.00         AAA     $    9,657,900
                 Special Tax Bonds, Community Facilities District 1989-1,
                 Series 2001, 5.250%, 8/01/25 - MBIA Insured

                Beaumont Financing Authority, California, Local Agency
                Revenue Bonds, Series 2004D:
          650    5.500%, 9/01/24                                                      9/14 at 102.00         N/R            651,918
          385    5.800%, 9/01/35                                                      9/14 at 102.00         N/R            386,763

        4,500   California, Economic Recovery Revenue Bonds,                          7/14 at 100.00         AA-          4,915,530
                 Series 2004A, 5.000%, 7/01/15

        4,900   California State Public Works Board, Lease Revenue Bonds,            12/13 at 100.00          A-          5,467,028
                 Department of Corrections, Series 2003C, 5.500%, 6/01/16

        1,200   Capistrano Unified School District, Orange County, California,        9/13 at 100.00         N/R          1,269,972
                 Special Tax Bonds, Community Facilities District 90-2,
                 Talega, Series 2003, 6.000%, 9/01/33

        4,000   Daly City Housing Development Finance Agency, California,            12/13 at 102.00          A-          4,160,720
                 Mobile Home Park Revenue Bonds, Franciscan Mobile
                 Home Park Project, Series 2002A, 5.850%, 12/15/32

        4,845   Encinitas Public Financing Authority, California, Lease               4/08 at 102.00         AAA          5,132,890
                 Revenue Bonds, Acquisition Project, Series 2001A,
                 5.250%, 4/01/31 - MBIA Insured

          750   Fontana, California, Special Tax Bonds, Sierra Community              9/14 at 100.00         N/R            763,860
                 Facilities District 22, Series 2004, 6.000%, 9/01/34

        4,000   Industry Urban Development Agency, California, Tax                    5/07 at 101.50         AAA          4,270,800
                 Allocation Refunding Bonds, Civic, Recreational and
                 Industrial Redevelopment Project 1, Series 2002,
                 5.500%, 5/01/19 - MBIA Insured

        2,000   Lake Elsinore Public Financing Authority, California, Local          10/13 at 102.00         N/R          2,063,260
                 Agency Revenue Refunding Bonds, Series 2003H,
                 6.000%, 10/01/20

        1,265   Lee Lake Water District, Riverside County, California,                9/13 at 102.00         N/R          1,382,721
                 Special Tax Bonds, Community Facilities District 1 of
                 Sycamore Creek, Series 2003, 6.500%, 9/01/24

        1,320   Lincoln, California, Special Tax Bonds, Lincoln Crossing              9/13 at 102.00         N/R          1,408,532
                 Community Facilities District 03-1, Series 2003A,
                 6.500%, 9/01/25

        1,000   Lincoln, California, Special Tax Bonds, Lincoln Crossing              9/13 at 102.00         N/R          1,027,840
                 Community Facilities District 03-1, Series 2004,
                 6.000%, 9/01/34

        8,000   Los Angeles County Metropolitan Transportation Authority,             7/08 at 101.00         AAA          8,367,760
                 California, Proposition C Second Senior Lien Sales Tax
                 Revenue Refunding Bonds, Series 1998A,
                 5.000%, 7/01/23 - AMBAC Insured

        5,000   Los Angeles County Metropolitan Transportation Authority,               No Opt. Call         AAA          5,618,400
                 California, Proposition C Second Senior Lien Sales Tax
                 Revenue Refunding Bonds, Series 2003A,
                 5.250%, 7/01/13 - MBIA Insured

        3,295   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00         AAA          3,667,796
                 Lien Tax Allocation Bonds, Central District Redevelopment
                 Project, Series 2003, 5.500%, 9/01/16 - FGIC Insured

        2,000   Orange County, California, Special Tax Bonds, Community               8/11 at 101.00         N/R          2,049,640
                 Facilities District 02-1 of Ladera Ranch, Series 2003A,
                 5.550%, 8/15/33

        2,000   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call        BBB+          2,395,720
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26

        6,000   Riverside County Redevelopment Agency, California,                   10/11 at 102.00         AAA          6,381,240
                 Tax Allocation Bonds, Jurupa Valley Project Area,
                 Series 2001, 5.250%, 10/01/35 - AMBAC Insured

        1,055   Rohnert Park Finance Authority, California, Senior Lien               9/13 at 100.00         BBB          1,067,386
                 Revenue Bonds, Rancho Feliz Mobile Home Park,
                 Series 2003A, 5.750%, 9/15/38

          700   Rohnert Park Finance Authority, California, Subordinate               9/13 at 100.00         N/R            713,671
                 Lien Revenue Bonds, Rancho Feliz Mobile Home Park,
                 Series 2003B, 6.625%, 9/15/38

          700   Sacramento, California, Special Tax Bonds, North Natomas              9/14 at 100.00         N/R            725,907
                 Community Facilities District 4, Series 2003C,
                 6.000%, 9/01/33

          975   San Marcos Public Facilities Authority, California, Special           9/09 at 102.00         N/R          1,003,246
                 Tax Bonds, Community Facilities District 99-1, Series 2003B,
                 6.000%, 9/01/24

                Santa Clara Valley Transportation Authority, California,
                Sales Tax Revenue Bonds, Series 2001A:
       16,090    5.000%, 6/01/25 - MBIA Insured                                       6/11 at 100.00         AAA         16,883,881
        2,000    5.000%, 6/01/26 - MBIA Insured                                       6/11 at 100.00         AAA          2,075,420


                                       41


                        Nuveen California Dividend Advantage Municipal Fund 2 (NVX) (continued)
                           Portfolio of INVESTMENTS February 28, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,930   West Patterson Financing Authority, California, Special               9/13 at 103.00         N/R     $    2,063,344
                 Tax Bonds, Community Facilities District 01-1,
                 Series 2003B, 6.750%, 9/01/30

          850   West Patterson Financing Authority, California, Special               9/13 at 103.00         N/R            867,230
                 Tax Bonds, Community Facilities District 2001-1,
                 Series 2004A, 6.125%, 9/01/39

          500   West Patterson Financing Authority, California, Special               9/13 at 102.00         N/R            504,065
                 Tax Bonds, Community Facilities District 01-1,
                 Series 2004B, 6.000%, 9/01/39

        3,045   Yucaipa Redevelopment Agency, California, Mobile Home                 5/11 at 102.00         N/R          3,230,532
                 Park Revenue Bonds, Rancho del Sol and Grandview,
                 Series 2001A, 6.750%, 5/15/36


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 8.9% (6.1% OF TOTAL INVESTMENTS)

        7,000   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          5,762,610
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/27

        5,585   Port of Oakland, California, Revenue Bonds, Series 2002N,            11/12 at 100.00         AAA          5,918,480
                 5.000%, 11/01/16 (Alternative Minimum Tax) - MBIA Insured

        2,000   San Francisco Airports Commission, California, Revenue                5/12 at 100.00         AAA          2,132,000
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2002, Issue 28A, 5.250%, 5/01/17
                 (Alternative Minimum Tax) - MBIA Insured

                San Francisco Airports Commission, California, Revenue Bonds,
                San Francisco International Airport, Second Series 2003, Issue 29A:
        2,430    5.250%, 5/01/18 (Alternative Minimum Tax) - FGIC Insured             5/13 at 100.00         AAA          2,603,988
        2,555    5.250%, 5/01/19 (Alternative Minimum Tax) - FGIC Insured             5/13 at 100.00         AAA          2,730,656

        1,000   San Francisco Airports Commission, California, Revenue Bonds,         5/13 at 100.00         AAA          1,080,270
                 San Francisco International Airport, Second Series 2003,
                 Issue 29B, 5.125%, 5/01/17 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 3.8% (2.6% OF TOTAL INVESTMENTS)

        7,600   Southwestern Community College District, San Diego County,            8/11 at 101.00         AAA          8,603,048
                 California, General Obligation Bonds, Series 2001,
                 5.375%, 8/01/25 (Pre-refunded to 8/01/11) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 8.9% (6.0% OF TOTAL INVESTMENTS)

        5,000   Anaheim Public Finance Authority, California, Second Lien            10/14 at 100.00         AAA          5,462,400
                 Electric Distribution Revenue Bonds, Series 2004,
                 5.250%, 10/01/21 - MBIA Insured

        6,000   California Department of Water Resources, Power Supply                5/12 at 101.00          A2          6,444,720
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18

                Los Angeles Department of Water and Power, California, Power
                System Revenue Bonds, Series 2003A-2:
          750    5.000%, 7/01/21 - MBIA Insured                                       7/13 at 100.00         AAA            798,607
        1,000    5.000%, 7/01/23 - MBIA Insured                                       7/13 at 100.00         AAA          1,058,210

        3,000   Merced Irrigation District, California, Revenue Refunding             9/05 at 102.00        Baa3          3,087,930
                 Bonds, Electric System Project, Series 2001,
                 6.850%, 9/01/36

        1,000   Merced Irrigation District, California, Revenue Certificates          9/05 at 103.00        Baa3          1,038,260
                 of Participation, Electric System Project, Series 2002,
                 6.500%, 9/01/34

        2,000   Santa Clara, California, Subordinate Electric Revenue Bonds,          7/13 at 100.00         AAA          2,186,420
                 Series 2003A, 5.250%, 7/01/20 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 13.7% (9.3% OF TOTAL INVESTMENTS)

        2,740   California Department of Water Resources, Water System               12/12 at 100.00         AAA          2,963,009
                 Revenue Bonds, Central Valley Project, Series 2002Z,
                 5.000%, 12/01/18 - FGIC Insured

        4,900   East Bay Municipal Utility District, Alameda and Contra               6/11 at 100.00         AAA          5,084,779
                 Costa Counties, California, Water System Subordinated
                 Revenue Bonds, Series 2001, 5.000%, 6/01/26 - MBIA Insured


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       2,655   El Dorado Irrigation District, California, Water and Sewer            3/14 at 100.00         AAA     $    2,832,434
                 Certificates of Participation, Series 2004A, 5.000%, 3/01/20 -
                 FGIC Insured

        1,700   San Buenaventura, California, Wastewater Revenue                      3/14 at 100.00         AAA          1,786,156
                 Certificates of Participation, Series 2004, 5.000%, 3/01/24 -
                 MBIA Insured

        6,885   San Diego Public Facilities Financing Authority, California,          8/12 at 100.00         AAA          7,323,297
                 Subordinate Lien Water Revenue Bonds, Series 2002,
                 5.000%, 8/01/21 - MBIA Insured

       10,000   San Francisco City and County Public Utilities Commission,            4/13 at 100.00         AAA         10,941,800
                 California, Clean Water Revenue Refunding Bonds,
                 Series 2003A, 5.250%, 10/01/20 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     313,067   Total Long-Term Investments (cost $316,791,709) - 146.9%                                                332,565,169
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      3,819,493
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.6)%                                                       (110,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  226,384,662
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

               N/R  Investment is not rated.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                        Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
                        Portfolio of
                           INVESTMENTS February 28, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.8% (3.8% OF TOTAL INVESTMENTS)

$      11,240   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa3     $   10,750,498
                 Settlement Asset-Backed Bonds, Merced County Tobacco
                 Funding Corporation, Series 2002A, 5.500%, 6/01/33

        6,100   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          6,221,756
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.250%, 6/01/33

        4,200   Southern California Tobacco Securitization Authority, Tobacco         6/12 at 100.00         BBB          3,913,098
                 Settlement Asset-Backed Bonds, Senior Series 2001A,
                 5.500%, 6/01/36


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 7.7% (5.1% OF TOTAL INVESTMENTS)

        3,825   California Educational Facilities Authority, Student Loan             3/08 at 102.00         Aaa          4,023,823
                 Revenue Bonds, Cal Loan Program, Series 2001A,
                 5.400%, 3/01/21 (Alternative Minimum Tax) - MBIA Insured

        3,600   California State Public Works Board, Lease Revenue Bonds,            10/12 at 100.00         AAA          3,947,112
                 University of California System, Series 2002A,
                 5.375%, 10/01/17 - FSA Insured

          620   California Statewide Community Development Authority,                10/13 at 100.00         N/R            612,058
                 Revenue Bonds, Notre Dame de Namur University,
                 Series 2003, 6.500%, 10/01/23

        7,595   San Francisco State University Foundation Inc., California,           9/11 at 100.00         AAA          7,930,547
                 Auxiliary Organization Student Housing Revenue Bonds,
                 Series 2001, 5.000%, 9/01/26 - MBIA Insured

        2,990   University of California, Revenue Bonds, Multiple Purpose             9/08 at 101.00          AA          3,081,763
                 Projects, Series 2000K, 5.000%, 9/01/23

        3,820   University of California, Revenue Bonds, Research Facilities,         9/09 at 101.00         AAA          3,959,239
                 Series 2001E, 5.000%, 9/01/26 - AMBAC Insured

        4,000   University of California, Revenue Bonds, Multi-Purpose                5/13 at 100.00         AAA          4,231,800
                 Projects, Series 2003A, 5.000%, 5/15/23 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 12.4% (8.3% OF TOTAL INVESTMENTS)

                California Health Facilities Financing Authority, Revenue
                Bonds, Casa Colina Inc., Series 2001:
        4,000    6.000%, 4/01/22                                                      4/12 at 100.00        BBB+          4,254,560
        2,000    6.125%, 4/01/32                                                      4/12 at 100.00        BBB+          2,106,380

        9,000   California Infrastructure Economic Development Bank, Revenue          8/11 at 102.00           A          9,528,120
                 Bonds, Kaiser Hospital Assistance LLC, Series 2001A,
                 5.550%, 8/01/31

        7,665   California Statewide Community Development Authority,                11/09 at 102.00           A          8,142,530
                 Insured Mortgage Hospital Revenue Bonds, Mission
                 Community Hospital, Series 2001, 5.375%, 11/01/21

        6,525   California Statewide Community Development Authority,                   No Opt. Call           A          7,473,017
                 Health Facility Revenue Refunding Bonds, Memorial Health
                 Services, Series 2003A, 6.000%, 10/01/12

        6,450   California Statewide Community Development Authority,                 6/13 at 100.00         AAA          7,018,955
                 Hospital Revenue Bonds, Monterey Peninsula Hospital,
                 Series 2003B, 5.250%, 6/01/18 - FSA Insured

                Central California Joint Powers Health Finance Authority,
                Certificates of Participation, Community Hospitals of Central
                California Obligated Group, Series 2000:
        1,770    6.000%, 2/01/20                                                      2/10 at 101.00        Baa2          1,867,669
        1,740    6.000%, 2/01/30                                                      2/10 at 101.00        Baa2          1,812,001

        2,500   Whittier, California, Health Facility Revenue Bonds,                  6/12 at 101.00           A          2,667,550
                 Presbyterian Intercommunity Hospital, Series 2002,
                 5.600%, 6/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 8.7% (5.8% OF TOTAL INVESTMENTS)

                ABAG Finance Authority for Non-Profit Corporations, California,
                Multifamily Housing Revenue Refunding Bonds, United
                Dominion/2000 Post Apartments, Series 2000B:
        4,750    6.400%, 8/15/30 (Alternative Minimum Tax) (Mandatory put 8/15/08)      No Opt. Call        Baa2          5,133,943
        4,000    6.250%, 8/15/30 (Mandatory put 8/15/08)                                No Opt. Call        Baa2          4,344,000

        5,235   California Statewide Community Development Authority,                 8/12 at 105.00         Aaa          5,832,732
                 GNMA Collateralized Housing Revenue Refunding Bonds,
                 Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       7,500   San Bernardino County Housing Authority, California,                    No Opt. Call        BBB+     $    7,984,800
                 Multifamily Housing Revenue Refunding Bonds,
                 Equity Residential Properties/Redlands Lawn and Tennis
                 Apartments, Series 1999A, 5.200%, 6/15/29
                 (Mandatory put 6/15/09)

        3,610   San Bernardino County Housing Authority, California,                 11/11 at 105.00         Aaa          3,894,757
                 GNMA Collateralized Multifamily Mortgage Revenue Bonds,
                 Pacific Palms Mobile Home Park, Series 2001A,
                 6.700%, 12/20/41

                San Jose, California, Multifamily Housing Revenue Bonds, GNMA
                Mortgage-Backed Securities Program, Lenzen Housing, Series 2001B:
        1,250    5.350%, 2/20/26 (Alternative Minimum Tax)                            8/11 at 102.00         AAA          1,295,913
        2,880    5.450%, 2/20/43 (Alternative Minimum Tax)                            8/11 at 102.00         AAA          2,965,219


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.3% (0.9% OF TOTAL INVESTMENTS)

        4,715   California Pollution Control Financing Authority, Solid Waste           No Opt. Call         BBB          4,735,463
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2002B, 4.450%, 7/01/27 (Alternative Minimum Tax)
                 (Mandatory put 7/01/05)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.5% (1.0% OF TOTAL INVESTMENTS)

                California Health Facilities Financing Authority, Insured Senior
                Living Revenue Bonds/Aldersly, Series 2002A:
        1,500    5.125%, 3/01/22                                                      3/12 at 101.00           A          1,569,120
        1,315    5.250%, 3/01/32                                                      3/12 at 101.00           A          1,370,375

        2,450   California Health Facilities Financing Authority, Insured             1/13 at 100.00           A          2,560,789
                 Revenue Bonds, Northern California Retired Officers
                 Community Corporation - Paradise Valley Estates,
                 Series 2002, 5.125%, 1/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 31.0% (20.6% OF TOTAL INVESTMENTS)

        8,500   California, General Obligation Veterans Welfare Bonds,                6/05 at 101.00         AA-          8,570,550
                 Series 1997BH, 5.500%, 12/01/18 (Alternative Minimum Tax)

           10   California, General Obligation Veterans Welfare Bonds,               12/06 at 102.00         AA-             10,470
                 Series 1997BJ, 5.500%, 12/01/18 (Alternative Minimum Tax)

        9,335   California, General Obligation Bonds, Series 2002,                      No Opt. Call         AAA         11,106,316
                 6.000%, 2/01/16 - FSA Insured

                California, General Obligation Refunding Bonds, Series 2002:
        8,450    5.000%, 2/01/12                                                        No Opt. Call           A          9,204,332
        2,780    6.000%, 4/01/16 - AMBAC Insured                                        No Opt. Call         AAA          3,322,267

       14,300   California, General Obligation Veterans Welfare Bonds,                6/07 at 101.00         AAA         14,644,773
                 Series 2001BZ, 5.350%, 12/01/21 (Alternative Minimum
                 Tax) - MBIA Insured

        9,000   California, General Obligation Bonds, Series 2004,                    4/14 at 100.00           A          9,550,080
                 5.125%, 4/01/23

        1,840   Compton Unified School District, Los Angeles County,                  9/13 at 100.00         AAA          2,028,471
                 California, General Obligation Bonds, Series 2003A,
                 5.250%, 9/01/18 - MBIA Insured

        3,000   Contra Costa County Community College District, California,           8/12 at 100.00         AAA          3,163,380
                 General Obligation Bonds, Series 2002, 5.000%, 8/01/23 -
                 FGIC Insured

        2,500   Fullerton Joint Union High School District, Orange County,            8/12 at 100.00         Aaa          2,635,700
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/23 - FSA Insured

        2,260   Jurupa Unified School District, Riverside County, California,         8/11 at 101.00         AAA          2,426,246
                 General Obligation Bonds, Series 2002, 5.125%, 8/01/22 -
                 FGIC Insured

                Los Angeles Unified School District, California, General
                Obligation Bonds, Series 2003A:
        3,750    5.250%, 7/01/20 - FSA Insured                                        7/13 at 100.00         AAA          4,099,538
        7,200    5.000%, 7/01/22 - FSA Insured                                        7/13 at 100.00         AAA          7,631,064

        1,525   Lucia Mar Unified School District, San Luis Obispo County,            8/14 at 100.00         Aaa          1,666,520
                 California, General Obligation Bonds, Series 2004A,
                 5.250%, 8/01/22 - FGIC Insured

        2,710   Pajaro Valley Unified School District, Santa Cruz County,             8/13 at 100.00         AAA          2,872,871
                 California, General Obligation Bonds, Series 2003,
                 5.000%, 8/01/22 - FSA Insured

          870   Puerto Rico, General Obligation and Public Improvement Bonds,         7/11 at 100.00         AAA            923,261
                 Series 2001, 5.000%, 7/01/24 - FSA Insured

        5,000   Riverside Unified School District, Riverside County, California,      2/12 at 101.00         AAA          5,214,000
                 General Obligation Bonds, Series 2002A, 5.000%, 2/01/27 -
                 FGIC Insured


                                       45


                        Nuveen California Dividend Advantage Municipal Fund 3 (NZH) (continued)
                           Portfolio of INVESTMENTS February 28, 2005 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$      10,810   San Diego Unified School District, San Diego County,                  7/11 at 102.00         AAA     $   11,331,258
                 California, General Obligation Bonds, Election of 1998,
                 Series 2001C, 5.000%, 7/01/26 - FSA Insured

        4,000   San Diego Unified School District, San Diego County,                  7/12 at 101.00         AAA          4,493,000
                 California, General Obligation Bonds, Election of 1998,
                 Series 2002D, 5.250%, 7/01/21 - FGIC Insured

        1,000   Saugus Union School District, Los Angeles County, California,         8/12 at 100.00         AAA          1,050,940
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/24 -
                 FGIC Insured

        3,905   Southwestern Community College District, San Diego County,            8/14 at 100.00         AAA          4,156,912
                 California, General Obligation Bonds, Series 2004,
                 5.000%, 8/01/22 - FGIC Insured

        1,630   West Contra Costa Unified School District, Contra Costa               8/11 at 101.00         AAA          1,725,714
                 County, California, General Obligation Bonds, Series 2003C,
                 5.000%, 8/01/22 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 44.1% (29.3% OF TOTAL INVESTMENTS)

        4,000   Beaumont Financing Authority, California, Local Agency Revenue        9/12 at 102.00         N/R          4,206,080
                 Bonds, Series 2002A, 6.750%, 9/01/25

        7,135   Brentwood Infrastructure Financing Authority, Contra Costa           11/11 at 100.00         AAA          7,491,821
                 County, California, Capital Improvement Revenue Bonds,
                 Series 2001, 5.000%, 11/01/25 - FSA Insured

        7,350   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00         AA-          8,028,699
                 5.000%, 7/01/15

        3,350   California State Public Works Board, Lease Revenue Bonds,            12/12 at 100.00         AAA          3,644,197
                 Department of General Services, Capital East End Project,
                 Series 2002A, 5.250%, 12/01/17 - AMBAC Insured

        8,210   California State Public Works Board, Lease Revenue Bonds,            12/13 at 100.00          A-          9,160,061
                 Department of Corrections, Series 2003C, 5.500%, 6/01/16

        4,510   California State Public Works Board, Lease Revenue Bonds,            12/11 at 102.00         AAA          4,723,007
                 Department of Mental Health, Hospital Addition,
                 Series 2001A, 5.000%, 12/01/26 - AMBAC Insured

        9,000   California State Public Works Board, Lease Revenue Bonds,             3/12 at 100.00         AAA          9,325,350
                 Department of General Services, Series 2002B,
                 5.000%, 3/01/27 - AMBAC Insured

                Capistrano Unified School District, Orange County, California,
                Special Tax Bonds, Community Facilities District 90-2, Talega,
                Series 2003:
        1,750    5.875%, 9/01/23                                                      9/13 at 100.00         N/R          1,860,670
          550    6.000%, 9/01/33                                                      9/13 at 100.00         N/R            582,071

        1,810   Cerritos Public Financing Authority, California, Tax Allocation         No Opt. Call         AAA          1,993,317
                 Revenue Bonds, Los Cerritos Redevelopment Projects,
                 Series 2002A, 5.000%, 11/01/14 - AMBAC Insured

        1,270   Coalinga Public Financing Authority, California, Local                  No Opt. Call         AAA          1,526,985
                 Obligation Senior Lien Revenue Bonds, Series 1998A,
                 6.000%, 9/15/18 - AMBAC Insured

        2,000   Daly City Housing Development Finance Agency, California,            12/13 at 102.00          A-          2,123,840
                 Mobile Home Park Revenue Bonds, Franciscan Mobile Home
                 Park Project, Series 2002A, 5.800%, 12/15/25

        1,125   Fontana, California, Special Tax Bonds, Sierra Community              9/14 at 100.00         N/R          1,145,790
                 Facilities District 22, Series 2004, 6.000%, 9/01/34

        1,000   Fullerton Community Facilities District 1, California, Special        9/12 at 100.00         N/R          1,043,800
                 Tax Bonds, Amerige Heights, Series 2002, 6.100%, 9/01/22

        3,000   Lake Elsinore Public Financing Authority, California, Local          10/13 at 102.00         N/R          3,094,890
                 Agency Revenue Refunding Bonds, Series 2003H,
                 6.000%, 10/01/20

        5,250   Lammersville School District, San Joaquin County,                     9/12 at 101.00         N/R          5,594,348
                 California, Special Tax Bonds, Community Facilities District
                 of Mountain House, Series 2002, 6.300%, 9/01/24

        2,000   Lee Lake Water District, Riverside County, California, Special        9/13 at 102.00         N/R          2,186,120
                 Tax Bonds, Community Facilities District 1 of Sycamore
                 Creek, Series 2003, 6.500%, 9/01/24

        2,200   Lincoln, California, Special Tax Bonds, Lincoln Crossing              9/13 at 102.00         N/R          2,347,554
                 Community Facilities District 03-1, Series 2003A,
                 6.500%, 9/01/25

        1,500   Lincoln, California, Special Tax Bonds, Lincoln Crossing              9/13 at 102.00         N/R          1,541,760
                 Community Facilities District 03-1, Series 2004,
                 6.000%, 9/01/34

        5,425   Lodi, California, Certificates of Participation, Public              10/12 at 100.00         AAA          5,645,364
                 Improvement Financing Project, Series 2002,
                 5.000%, 10/01/26 - MBIA Insured

        4,075   Los Angeles County Metropolitan Transportation Authority,               No Opt. Call         AAA          4,578,996
                 California, Proposition C Second Senior Lien Sales Tax
                 Revenue Refunding Bonds, Series 2003A,
                 5.250%, 7/01/13 - MBIA Insured


                                       46

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   Monterey County, California, Certificates of Participation,           8/11 at 100.00         Aaa     $    1,095,970
                 Master Plan Financing, Series 2001, 5.250%, 8/01/15 -
                 MBIA Insured

        1,675   Moreno Valley Unified School District, Riverside County,              3/14 at 100.00         AAA          1,753,524
                 California, Certificates of Participation, Series 2005,
                 5.000%, 3/01/26 - FSA Insured

        1,000   Norco, California, Special Tax Bonds, Community Facilities            9/12 at 102.00         N/R          1,044,170
                 District 01-1, Series 2002, 6.750%, 9/01/22

        3,000   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00         AAA          3,324,180
                 Lien Tax Allocation Bonds, Central District Redevelopment
                 Project, Series 2003, 5.500%, 9/01/19 - FGIC Insured

        4,520   Ontario Redevelopment Financing Authority, California, Lease          8/11 at 101.00         AAA          4,749,706
                 Revenue Bonds, Capital Projects, Series 2001,
                 5.000%, 8/01/24 - AMBAC Insured

        2,000   Orange County, California, Special Tax Bonds, Community               8/11 at 101.00         N/R          2,049,640
                 Facilities District 02-1 of Ladera Ranch, Series 2003A,
                 5.550%, 8/15/33

       11,165   Palm Desert Financing Authority, California, Tax Allocation           4/12 at 102.00         AAA         11,686,182
                 Revenue Refunding Bonds, Project Area 1, Series 2002,
                 5.100%, 4/01/30 - MBIA Insured

        3,250   Pomoma Public Financing Authority, California, Revenue                2/11 at 100.00         AAA          3,348,053
                 Refunding Bonds, Merged Redevelopment Projects,
                 Series 2001AD, 5.000%, 2/01/27 - MBIA Insured

        5,500   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00           A          5,856,070
                 Revenue Bonds, Series 2002D, 5.375%, 7/01/36

        1,735   Rohnert Park Finance Authority, California, Senior Lien               9/13 at 100.00         BBB          1,755,369
                 Revenue Bonds, Rancho Feliz Mobile Home Park,
                 Series 2003A, 5.750%, 9/15/38

        1,125   Rohnert Park Finance Authority, California, Subordinate Lien          9/13 at 100.00         N/R          1,146,971
                 Revenue Bonds, Rancho Feliz Mobile Home Park,
                 Series 2003B, 6.625%, 9/15/38

        1,700   Roseville, California, Special Tax Bonds, Community Facilities        9/09 at 103.00         N/R          1,748,025
                 District 1 - Crocker, Series 2003, 6.000%, 9/01/27

        1,150   Sacramento, California, Special Tax Bonds, North Natomas              9/14 at 100.00         N/R          1,192,561
                 Community Facilities District 4, Series 2003C, 6.000%, 9/01/33

       14,505   San Diego Redevelopment Agency, California, Subordinate               9/11 at 101.00         AAA         15,131,471
                 Lien Tax Allocation Bonds, Centre City Project, Series 2001A,
                 5.000%, 9/01/26 - FSA Insured

        8,725   San Francisco Bay Area Rapid Transit District, California,            7/11 at 100.00         AAA          9,057,946
                 Sales Tax Revenue Bonds, Series 2001, 5.000%, 7/01/26 -
                 AMBAC Insured

        1,595   San Marcos Public Facilities Authority, California, Special           9/09 at 102.00         N/R          1,641,207
                 Tax Bonds, Community Facilities District 99-1, Series 2003B,
                 6.000%, 9/01/24

        1,595   Santa Clara Valley Transportation Authority, California,              6/11 at 100.00         AAA          1,687,781
                 Sales Tax Revenue Bonds, Series 2001A, 5.000%, 6/01/22 -
                 MBIA Insured

        2,810   West Patterson Financing Authority, California, Special               9/13 at 103.00         N/R          3,057,533
                 Tax Bonds, Community Facilities District 01-1, Series 2003B,
                 7.000%, 9/01/38

        1,375   West Patterson Financing Authority, California, Special               9/13 at 103.00         N/R          1,402,871
                 Tax Bonds, Community Facilities District 2001-1,
                 Series 2004A, 6.125%, 9/01/39

        2,000   West Patterson Financing Authority, California, Special               9/13 at 102.00         N/R          2,016,260
                 Tax Bonds, Community Facilities District 01-1, Series 2004B,
                 6.000%, 9/01/39

        2,500   Yucaipa-Calimesa Joint Unified School District,                      10/11 at 100.00         AAA          2,589,975
                 San Bernardino County, California, General Obligation
                 Refunding Bonds, Series 2001A, 5.000%, 10/01/26 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 9.4% (6.2% OF TOTAL INVESTMENTS)

       11,750   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          9,642,872
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/28

        1,500   Port of Oakland, California, Revenue Refunding Bonds,                11/07 at 102.00         AAA          1,633,065
                 Series 1997I, 5.600%, 11/01/19 - MBIA Insured

        1,000   Port of Oakland, California, Revenue Bonds, Series 2002M,            11/12 at 100.00         AAA          1,094,510
                 5.250%, 11/01/20 - FGIC Insured

                San Francisco Airports Commission, California, Revenue Bonds,
                San Francisco International Airport, Second Series 2003, Issue 29B:
        4,110    5.125%, 5/01/17 - FGIC Insured                                       5/13 at 100.00         AAA          4,439,910
       10,625    5.125%, 5/01/18 - FGIC Insured                                       5/13 at 100.00         AAA         11,454,706
        5,140    5.125%, 5/01/19 - FGIC Insured                                       5/13 at 100.00         AAA          5,522,827


                                       47


                        Nuveen California Dividend Advantage Municipal Fund 3 (NZH) (continued)
                           Portfolio of INVESTMENTS February 28, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 1.1% (0.7% OF TOTAL INVESTMENTS)

$       1,380   Puerto Rico, General Obligation and Public Improvement                7/11 at 100.00         AAA     $    1,518,580
                 Bonds, Series 2001, 5.000%, 7/01/24 (Pre-refunded to
                 7/01/11) - FSA Insured

        2,085   San Marcos Public Facilities Authority, California, Special           9/07 at 102.00      N/R***          2,299,567
                 Tax Revenue Bonds, Community Facilities District 99-1,
                 Series 2002, 6.300%, 9/01/20 (Pre-refunded to 9/01/07)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 13.0% (8.7% OF TOTAL INVESTMENTS)

       15,000   California Pollution Control Financing Authority, Remarketed          4/11 at 102.00         AAA         16,212,600
                 Revenue Bonds, Pacific Gas and Electric Company,
                 Series 1996A, 5.350%, 12/01/16 (Alternative Minimum
                 Tax) - MBIA Insured

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        3,500    5.375%, 5/01/17 - XLCA Insured                                       5/12 at 101.00         AAA          3,887,345
        9,000    5.125%, 5/01/18                                                      5/12 at 101.00          A2          9,667,080

        1,200   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA          1,277,772
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        1,600   Merced Irrigation District, California, Revenue Certificates          9/05 at 103.00        Baa3          1,661,216
                 of Participation, Electric System Project, Series 2002,
                 6.500%, 9/01/34

        5,000   Merced Irrigation District, California, Revenue Certificates          9/13 at 102.00        Baa3          5,215,650
                 of Participation, Electric System Project, Series 2003,
                 5.700%, 9/01/36

        2,250   Salinas Valley Solid Waste Authority, California, Revenue             8/12 at 100.00         AAA          2,355,480
                 Bonds, Series 2002, 5.125%, 8/01/22 (Alternative
                 Minimum Tax) - AMBAC Insured

        6,085   Southern California Public Power Authority, Revenue Bonds,            7/13 at 100.00         AAA          6,676,219
                 Magnolia Power Project, Series 2003-1A, 5.250%, 7/01/16 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 13.8% (9.2% OF TOTAL INVESTMENTS)

        1,070   Burbank, California, Wastewater System Revenue Bonds,                 6/14 at 100.00         AAA          1,133,772
                 Series 2004A, 5.000%, 6/01/22 - AMBAC Insured

        8,000   California Department of Water Resources, Water System                6/13 at 100.00         AAA          8,970,560
                 Revenue Bonds, Central Valley Project, Series 2003Y,
                 5.250%, 12/01/13 - FGIC Insured

        7,000   Carmichael Water District, Sacramento County, California,             9/09 at 102.00         AAA          7,262,430
                 Water Revenue Certificates of Participation, Series 1999,
                 5.125%, 9/01/29 - MBIA Insured

        2,000   El Dorado Irrigation District, California, Water and                  3/14 at 100.00         AAA          2,133,660
                 Sewer Certificates of Participation, Series 2004A,
                 5.000%, 3/01/20 - FGIC Insured

        1,000   Pico Rivera Water Authority, California, Revenue Bonds,              12/11 at 102.00         N/R          1,072,660
                 Series 2001A, 6.250%, 12/01/32

        1,000   San Buenaventura, California, Wastewater Revenue                      3/14 at 100.00         AAA          1,050,680
                 Certificates of Participation, Series 2004, 5.000%, 3/01/24 -
                 MBIA Insured

                San Diego Public Facilities Financing Authority, California,
                Subordinate Lien Water Revenue Bonds, Series 2002:
        2,500    5.000%, 8/01/23 - MBIA Insured                                       8/12 at 100.00         AAA          2,636,150
        6,260    5.000%, 8/01/24 - MBIA Insured                                       8/12 at 100.00         AAA          6,578,884

                San Francisco City and County Public Utilities Commission,
                California, Clean Water Revenue Refunding Bonds, Series 2003A:
        3,315    5.250%, 10/01/18 - MBIA Insured                                      4/13 at 100.00         AAA          3,654,290
       12,000    5.250%, 10/01/19 - MBIA Insured                                      4/13 at 100.00         AAA         13,174,680

        1,955   Westlands Water District, California, Revenue Certificates            3/15 at 100.00         AAA          2,069,424
                 of Participation, Series 2005A, 5.000%, 9/01/23 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     510,980   Total Long-Term Investments (cost $520,719,732) - 149.8%                                                540,534,024
=============-----------------------------------------------------------------------------------------------------------------------


                                       48

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.6% (0.4% OF TOTAL INVESTMENTS)

$       2,000   Pittsburg Redevelopment Agency, California, Tax Allocation                                  A-1+     $    2,000,000
                 Bonds, Los Medanos Community Development Project,
                 Variable Rate Demand Obligations, Series 2004A,
                 1.760%, 9/01/35 - AMBAC Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       2,000   Total Short-Term Investments (cost $2,000,000)                                                            2,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $522,719,732) - 150.4%                                                          542,534,024
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                      5,189,749
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.8)%                                                       (187,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  360,723,773
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

               N/R  Investment is not rated.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Insured California Dividend Advantage Municipal Fund (NKL)
                        Portfolio of
                                INVESTMENTS February 28, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.2% (1.5% OF TOTAL INVESTMENTS)

$       4,500   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB     $    5,174,685
                 Tobacco Settlement Asset-Backed Revenue Bonds,
                 Series 2003A-2, 7.900%, 6/01/42


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 9.1% (6.1% OF TOTAL INVESTMENTS)

        1,675   California Educational Facilities Authority, Revenue Bonds,          10/12 at 100.00          A2          1,744,580
                 University of San Diego, Series 2002A, 5.250%, 10/01/30

        9,000   California State University, Systemwide Revenue Bonds,               11/12 at 100.00         AAA          9,465,480
                 Series 2002A, 5.125%, 11/01/26 - AMBAC Insured

        1,000   California Statewide Community Development Authority,                 8/12 at 100.00           A          1,056,030
                 Student Housing Revenue Bonds, EAH - Irvine East Campus
                 Apartments, LLC Project, Series 2002A,
                 5.500%, 8/01/22 - ACA Insured

        9,000   University of California, Revenue Bonds, Multiple Purpose             9/08 at 101.00          AA          9,327,510
                 Projects, Series 2000K, 5.300%, 9/01/30


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 8.1% (5.4% OF TOTAL INVESTMENTS)

        5,000   ABAG Finance Authority for Non-Profit Corporations,                   4/12 at 100.00           A          5,378,000
                 California, Insured Revenue Bonds, Sansum-Santa Barbara
                 Medical Foundation Clinic, Series 2002A, 5.600%, 4/01/26

                California Health Facilities Financing Authority, Revenue Bonds,
                Cedars-Sinai Medical Center, Series 1999A:
        2,500    6.125%, 12/01/30                                                    12/09 at 101.00          A3          2,709,625
        3,000    6.250%, 12/01/34                                                    12/09 at 101.00          A3          3,274,260

        2,815   California Health Facilities Financing Authority, Revenue             8/13 at 100.00         AAA          2,983,224
                 Bonds, Lucile Salter Packard Hospital, Series 2003C,
                 5.000%, 8/15/20 - AMBAC Insured

        1,090   California State Public Works Board, Revenue Bonds,                  11/14 at 100.00         AAA          1,156,457
                 University of California - Davis Medical Center,
                 Series 2004II-A, 5.000%, 11/01/21 - MBIA Insured

        3,380   Rancho Mirage Joint Powers Financing Authority,                       7/14 at 100.00          A3          3,645,431
                 California, Revenue Bonds, Eisenhower Medical Center,
                 Series 2004, 5.875%, 7/01/26


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 0.9% (0.5% OF TOTAL INVESTMENTS)

        1,905   Los Angeles, California, GNMA Mortgage-Backed Securities              7/11 at 102.00         AAA          2,045,551
                 Program Multifamily Housing Revenue Bonds, Park Plaza
                 West Senior Apartments, Series 2001B, 5.300%, 1/20/21
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.3% (0.9% OF TOTAL INVESTMENTS)

        3,000   California Pollution Control Financing Authority, Solid Waste           No Opt. Call        BBB+          3,155,280
                 Disposal Revenue Bonds, Republic Services Inc., Series 2002C,
                 5.250%, 6/01/23 (Alternative Minimum Tax) (Mandatory
                 put 12/01/17)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.5% (2.4% OF TOTAL INVESTMENTS)

        3,000   ABAG Finance Authority for Non-Profit Corporations,                  11/12 at 100.00           A          3,157,950
                 California, Insured Senior Living Revenue Bonds, Odd
                 Fellows Home of California, Series 2003A, 5.200%, 11/15/22

        5,000   California Statewide Community Development Authority,                11/13 at 100.00           A          5,257,400
                 Revenue Bonds, Jewish Home for the Aging, Series 2003,
                 5.000%, 11/15/18


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 35.4% (23.9% OF TOTAL INVESTMENTS)

        5,920   Cajon Valley Union School District, San Diego County,                 8/10 at 102.00         AAA          6,175,803
                 California, General Obligation Bonds, Series 2002B,
                 5.125%, 8/01/32 - MBIA Insured

                California, General Obligation Refunding Bonds, Series 2002:
        1,000    6.000%, 4/01/16 - AMBAC Insured                                        No Opt. Call         AAA          1,195,060
        9,000    5.000%, 2/01/22 - MBIA Insured                                       2/12 at 100.00         AAA          9,425,700

        2,900   California, General Obligation Bonds, Series 2003, 5.000%, 2/01/21    8/13 at 100.00           A          3,051,525

                Compton Community College District, Los Angeles County,
                California, General Obligation Bonds, Series 2004A:
        2,315    5.250%, 7/01/22 - MBIA Insured                                       7/14 at 100.00         AAA          2,528,211
        2,560    5.250%, 7/01/23 - MBIA Insured                                       7/14 at 100.00         AAA          2,785,382

        2,415   El Monte Union High School District, Los Angeles County,              6/13 at 100.00         AAA          2,516,816
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 6/01/28 - FSA Insured


                                       50

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$      10,000   Fremont Unified School District, Alameda County, California,          8/12 at 101.00         AAA     $   10,499,400
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/25 -
                 FGIC Insured

        5,000   Los Angeles Unified School District, California, General              7/12 at 100.00         AAA          5,245,800
                 Obligation Bonds, Series 2002E, 5.125%, 1/01/27 -
                 MBIA Insured

                Los Angeles Unified School District, California, General
                Obligation Bonds, Series 2003A:
        4,700    5.000%, 7/01/22 - FSA Insured                                        7/13 at 100.00         AAA          4,981,389
        3,500    5.000%, 1/01/28 - MBIA Insured                                       7/13 at 100.00         AAA          3,653,790

        1,500   Madera Unified School District, Madera County, California,            8/12 at 100.00         AAA          1,557,870
                 General Obligation Bonds, Series 2002, 5.000%, 8/01/28 -
                 FSA Insured

        2,500   Oakland Unified School District, Alameda County, California,          8/12 at 100.00         AAA          2,731,525
                 General Obligation Bonds, Series 2002, 5.250%, 8/01/21 -
                 FGIC Insured

        3,300   Peralta Community College District, Alameda County,                   8/09 at 102.00         AAA          3,399,429
                 California, General Obligation Bonds, Election of 2000,
                 Series 2001A, 5.000%, 8/01/31 - FGIC Insured

        3,250   San Diego Unified School District, San Diego County,                  7/11 at 102.00         AAA          3,440,580
                 California, General Obligation Bonds, Election of 1998,
                 Series 2001C, 5.000%, 7/01/22 - FSA Insured

        1,160   San Gabriel Unified School District, Los Angeles County,              8/15 at 100.00         AAA          1,241,200
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 8/01/22 - FSA Insured

        3,500   San Mateo County Community College District, California,              9/12 at 100.00         AAA          3,654,630
                 General Obligation Bonds, Series 2002A, 5.000%, 9/01/26 -
                 FGIC Insured

        2,980   Santa Clarita Community College District, Los Angeles                 8/11 at 101.00         AAA          3,135,735
                 County, California, General Obligation Bonds, Series 2002,
                 5.125%, 8/01/26 - FGIC Insured

        2,460   Vacaville Unified School District, Solano County, California,         8/11 at 101.00         AAA          2,567,600
                 General Obligation Bonds, Series 2002, 5.000%, 8/01/26 -
                 FSA Insured

       10,000   Vista Unified School District, San Diego County, California,          8/12 at 100.00         AAA         10,544,600
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/23 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 41.7% (28.2% OF TOTAL INVESTMENTS)

        1,450   Baldwin Park Public Financing Authority, California, Sales            8/13 at 102.00         BBB          1,507,029
                 Tax and Tax Allocation Bonds, Puente Merced Redevelopment
                 Project, Series 2003, 5.250%, 8/01/21

        6,895   Brea and Olinda Unified School District, Orange County,               8/11 at 101.00         AAA          7,228,511
                 California, Certificates of Participation Refunding,
                 Series 2002A, 5.125%, 8/01/26 - FSA Insured

        2,290   Burbank Public Financing Authority, California, Revenue              12/13 at 100.00         AAA          2,502,260
                 Refunding Bonds, Golden State Redevelopment Project,
                 Series 2003A, 5.250%, 12/01/19 - AMBAC Insured

        2,200   California Infrastructure Economic Development Bank,                  9/13 at 101.00         AAA          2,297,306
                 Los Angeles County, Revenue Bonds, Department of Public
                 Social Services, Series 2003, 5.000%, 9/01/28 -
                 AMBAC Insured

        3,100   California State Public Works Board, Lease Revenue Bonds,            12/13 at 100.00          A-          3,454,578
                 Department of Corrections, Series 2003C, 5.500%, 6/01/15

        7,035   Corona-Norco Unified School District, Riverside County,               9/13 at 100.00         AAA          7,319,214
                 California, Special Tax Bonds, Community Facilities
                 District 98-1, Series 2003, 5.000%, 9/01/28 - MBIA Insured

        3,145   Culver City Redevelopment Agency, California, Tax Allocation          5/11 at 101.00         AAA          3,298,602
                 Revenue Bonds, Redevelopment Project, Series 2002A,
                 5.125%, 11/01/25 - MBIA Insured

        1,020   Desert Sands Unified School District, Riverside County,               3/12 at 101.00         AAA          1,085,790
                 California, Certificates of Participation Refunding,
                 Series 2002, 5.000%, 3/01/20 - MBIA Insured

        8,720   El Monte, California, Senior Lien Certificates of Participation,      1/11 at 100.00         AAA          9,075,253
                 Department of Public Services Facility Phase II, Series 2001,
                 5.000%, 1/01/21 - AMBAC Insured

        4,000   Folsom Public Financing Authority, California, Special Tax            9/12 at 102.00         AAA          4,256,800
                 Revenue Bonds, Series 2004A, 5.000%, 9/01/21 -
                 AMBAC Insured

        2,115   Inglewood Redevelopment Agency, California, Tax Allocation              No Opt. Call         AAA          2,371,909
                 Refunding Bonds, Merged Area Redevelopment Project,
                 Series 1998A, 5.250%, 5/01/23 - AMBAC Insured

        3,500   La Quinta Redevelopment Agency, California, Tax Allocation            9/11 at 102.00         AAA          3,649,835
                 Bonds, Redevelopment Project Area 1, Series 2001,
                 5.100%, 9/01/31 - AMBAC Insured

        3,400   La Quinta Redevelopment Agency, California, Tax Allocation            9/12 at 102.00         AAA          3,604,578
                 Bonds, Redevelopment Project Area 1, Series 2002,
                 5.000%, 9/01/22 - AMBAC Insured


                                       51


                        Nuveen Insured California Dividend Advantage Municipal Fund (NKL) (continued)
                          Portfolio of INVESTMENTS February 28, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,460   Los Angeles, California, Certificates of Participation,               6/13 at 100.00         AAA     $    1,509,275
                 Municipal Improvement Corporation, Series 2003AW,
                 5.000%, 6/01/33 - AMBAC Insured

        7,000   Los Angeles, California, Certificates of Participation, Real          4/12 at 100.00         AAA          7,368,620
                 Property Acquisition Program, Series 2002, 5.200%, 4/01/27 -
                 AMBAC Insured

        4,690   Los Angeles County Metropolitan Transportation Authority,             7/08 at 101.00         AAA          4,905,599
                 California, Proposition C Second Senior Lien Sales Tax
                 Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 -
                 AMBAC Insured

        8,470   Ontario Redevelopment Financing Authority, California,                8/11 at 101.00         AAA          8,946,946
                 Lease Revenue Bonds, Capital Projects, Series 2001,
                 5.200%, 8/01/29 - AMBAC Insured

        5,000   Palm Desert Financing Authority, California, Tax Allocation           4/12 at 102.00         AAA          5,239,800
                 Revenue Refunding Bonds, Project Area 1, Series 2002,
                 5.000%, 4/01/25 - MBIA Insured

        4,475   Riverside County, California, Asset Leasing Corporate                 6/12 at 101.00         AAA          4,751,466
                 Leasehold Revenue Bonds, Riverside County Hospital
                 Project, Series 1997B, 5.000%, 6/01/19 - MBIA Insured

        3,175   San Buenaventura, California, Certificates of Participation,          2/11 at 101.00         AAA          3,346,482
                 Series 2001C, 5.250%, 2/01/31 - AMBAC Insured

        3,730   San Diego Redevelopment Agency, California, Subordinate               9/09 at 101.00        Baa2          3,838,618
                 Lien Tax Increment and Parking Revenue Bonds, Centre City
                 Project, Series 2003B, 5.250%, 9/01/26

        4,000   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00         AAA          4,288,040
                 Refunding Bonds, Convention Center Project, Series 2001F,
                 5.000%, 9/01/19 - MBIA Insured

        1,000   Shasta Joint Powers Financing Authority, California,                  4/13 at 100.00         AAA          1,073,850
                 Lease Revenue Bonds, County Administration Building
                 Project, Series 2003A, 5.250%, 4/01/23 - MBIA Insured

        2,160   Temecula Redevelopment Agency, California, Tax Allocation             8/08 at 102.00         AAA          2,260,872
                 Revenue Bonds, Redevelopment Project 1, Series 2002,
                 5.125%, 8/01/27 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 5.6% (3.8% OF TOTAL INVESTMENTS)

        2,250   California Infrastructure Economic Development Bank,                  7/13 at 100.00         AAA          2,333,723
                 First Lien Revenue Bonds, San Francisco Bay Area Toll
                 Bridge, Series 2003A, 5.000%, 7/01/36 - AMBAC Insured

        7,500   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          6,135,900
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/29

                San Francisco Airports Commission, California, Revenue Bonds,
                San Francisco International Airport, Second Series 2003, Issue 29A:
        2,185    5.250%, 5/01/16 (Alternative Minimum Tax) - FGIC Insured             5/13 at 100.00         AAA          2,357,134
        2,300    5.250%, 5/01/17 (Alternative Minimum Tax) - FGIC Insured             5/13 at 100.00         AAA          2,469,625


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 4.3% (2.9% OF TOTAL INVESTMENTS)

        2,070   Fresno Unified School District, Fresno County, California,            8/10 at 102.00         AAA          2,237,567
                 General Obligation Bonds, Series 2002G, 5.125%, 8/01/26 -
                 FSA Insured

                Fresno Unified School District, Fresno County, California,
                General Obligation Bonds, Series 2002B:
        1,135    5.125%, 8/01/23 - FGIC Insured                                       8/10 at 102.00         AAA          1,226,878
        1,190    5.125%, 8/01/24 - FGIC Insured                                       8/10 at 102.00         AAA          1,286,331
        1,245    5.125%, 8/01/25 - FGIC Insured                                       8/10 at 102.00         AAA          1,345,783
        1,255    5.125%, 8/01/26 - FGIC Insured                                       8/10 at 102.00         AAA          1,356,592

        2,500   Metropolitan Water District of Southern California, Water             1/08 at 101.00         AAA          2,686,125
                 Revenue Bonds, Series 1997A, 5.000%, 7/01/30
                 (Pre-refunded to 1/01/08) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 19.4% (13.1% OF TOTAL INVESTMENTS)

        9,000   Anaheim Public Finance Authority, California, Revenue Bonds,         10/12 at 100.00         AAA          9,353,790
                 Electric System Distribution Facilities, Series 2002A,
                 5.000%, 10/01/27 - FSA Insured

       10,000   California Pollution Control Financing Authority, Remarketed          4/11 at 102.00         AAA         10,808,400
                 Revenue Bonds, Pacific Gas and Electric Company,
                 Series 1996A, 5.350%, 12/01/16 (Alternative Minimum
                 Tax) - MBIA Insured (PLG1)

        6,000   California Department of Water Resources, Power Supply                5/12 at 101.00          A2          6,444,720
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18

        3,000   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          3,262,320
                 Power System Revenue Bonds, Series 2001A-1,
                 5.250%, 7/01/21 - FSA Insured

          775   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA            825,228
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        6,000   Northern California Power Agency, Revenue Refunding Bonds,            7/08 at 101.00         AAA          6,329,160
                 Hydroelectric Project 1, Series 1998A, 5.200%, 7/01/32 -
                 MBIA Insured


                                       52

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       3,000   Sacramento Municipal Utility District, California, Electric           8/11 at 100.00         AAA     $    3,102,810
                 Revenue Bonds, Series 2001N, 5.000%, 8/15/28 -
                 MBIA Insured

        5,630   Southern California Public Power Authority, Subordinate               7/12 at 100.00         AAA          5,847,037
                 Revenue Refunding Bonds, Transmission Project,
                 Series 2002A, 4.750%, 7/01/19 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 16.8% (11.3% OF TOTAL INVESTMENTS)

        3,000   California Department of Water Resources, Water System               12/12 at 100.00         AAA          3,221,550
                 Revenue Bonds, Central Valley Project, Series 2002X,
                 5.150%, 12/01/23 - FGIC Insured

        6,100   East Bay Municipal Utility District, Alameda and Contra               6/11 at 100.00         AAA          6,330,031
                 Costa Counties, California, Water System Subordinated
                 Revenue Bonds, Series 2001, 5.000%, 6/01/26 -
                 MBIA Insured (PLG2)

        9,000   Eastern Municipal Water District, California, Water and               7/11 at 100.00         AAA          9,252,810
                 Sewerage System Revenue Certificates of Participation,
                 Series 2001B, 5.000%, 7/01/30 - FGIC Insured

        4,500   Los Angeles County Sanitation Districts Financing Authority,         10/13 at 100.00         AAA          4,764,555
                 California, Senior Revenue Bonds, Capital Projects,
                 Series 2003A, 5.000%, 10/01/23 - FSA Insured

        3,605   Manteca Financing Authority, California, Sewerage Revenue            12/13 at 100.00         Aaa          3,687,374
                 Bonds, Series 2003B, 5.000%, 12/01/33 - MBIA Insured

        9,185   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA          9,500,505
                 of Participation, Series 2003, 5.000%, 2/01/33 - FGIC Insured

                Semitropic Water Storage District, Kern County, California,
                Water Banking Revenue Bonds, Series 2004A:
        1,315    5.500%, 12/01/20 - XLCA Insured                                     12/14 at 100.00         AAA          1,471,286
        1,415    5.500%, 12/01/21 - XLCA Insured                                     12/14 at 100.00         AAA          1,577,131
------------------------------------------------------------------------------------------------------------------------------------
$     335,010   Total Long-Term Investments (cost $330,799,083) - 148.3%                                                352,259,106
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                      3,299,517
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.7)%                                                       (118,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  237,558,623
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT FEBRUARY 28, 2005:
                                                                                                                         UNREALIZED
                                                                   NOTIONAL    EFFECTIVE          TERMINATION          APPRECIATION
                                                                     AMOUNT       DATE(2)                DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated December 6, 2004, to
pay semi-annually the notional amount multiplied by 5.324%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                         $5,800,000      7/11/05             7/11/25             $(115,603)

Agreement with JPMorgan dated January 11, 2005, to pay
semi-annually the notional amount multiplied by 5.235%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                          6,600,000      8/17/05             8/17/25                (46,915)

Agreement with Merrill Lynch dated February 14, 2005, to
pay semi-annually the notional amount multiplied by 4.886%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                          6,000,000      8/24/05             8/24/25                217,760
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $  55,242
====================================================================================================================================

                    At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance any of which ensure the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

             (PLG1) Portion of security, with an aggregate market value of
                    $324,252, has been pledged to collateralize the net payment obligations under forward swap contracts.

             (PLG2) Portion of security, with an aggregate market value of
                    $250,088, has been pledged to collateralize the net payment obligations under forward swap contracts.

                                 See accompanying notes to financial statements.

                        Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX)
                        Portfolio of
                                INVESTMENTS February 28, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.1% (1.3% OF TOTAL INVESTMENTS)

$       1,625   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB     $    1,868,636
                 Tobacco Settlement Asset-Backed Revenue Bonds,
                 Series 2003A-2, 7.900%, 6/01/42


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 18.7% (12.5% OF TOTAL INVESTMENTS)

        2,700   California Health Facilities Financing Authority, Revenue            12/09 at 101.00          A3          2,946,834
                 Bonds, Cedars-Sinai Medical Center, Series 1999A,
                 6.250%, 12/01/34

        1,500   California Health Facilities Financing Authority, Revenue            11/08 at 101.00         AAA          1,539,450
                 Bonds, UCSF - Stanford Healthcare, Series 1998A,
                 5.000%, 11/15/31 - FSA Insured

        1,800   California Infrastructure Economic Development Bank,                  8/11 at 102.00           A          1,905,624
                 Revenue Bonds, Kaiser Hospital Assistance LLC,
                 Series 2001A, 5.550%, 8/01/31

        6,000   California Statewide Community Development Authority,                   No Opt. Call         AAA          6,530,460
                 Revenue Refunding Bonds, Sherman Oaks Health,
                 Series 1998A, 5.000%, 8/01/22 - AMBAC Insured

        2,000   California Statewide Community Development Authority,                 6/13 at 100.00         AAA          2,141,540
                 Hospital Revenue Bonds, Monterey Peninsula Hospital,
                 Series 2003B, 5.250%, 6/01/23 - FSA Insured

        1,260   Rancho Mirage Joint Powers Financing Authority, California,           7/14 at 100.00          A3          1,358,948
                 Revenue Bonds, Eisenhower Medical Center, Series 2004,
                 5.875%, 7/01/26

------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 5.8% (3.9% OF TOTAL INVESTMENTS)

        1,000   ABAG Finance Authority for Non-Profit Corporations,                  11/12 at 100.00           A          1,052,650
                 California, Insured Senior Living Revenue Bonds, Odd Fellows
                 Home of California, Series 2003A, 5.200%, 11/15/22

        2,000   California Health Facilities Financing Authority, Insured             1/13 at 100.00           A          2,100,080
                 Revenue Bonds, Northern California Retired Officers
                 Community Corporation - Paradise Valley Estates,
                 Series 2002, 5.250%, 1/01/26

        1,815   California Statewide Community Development Authority,                11/13 at 100.00           A          1,908,436
                 Revenue Bonds, Jewish Home for the Aging, Series 2003,
                 5.000%, 11/15/18


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 47.2% (31.6% OF TOTAL INVESTMENTS)

        1,000   Berryessa Union School District, Santa Clara County,                  8/12 at 100.00         AAA          1,063,660
                 California, General Obligation Bonds, Series 2003C,
                 5.000%, 8/01/21 - FSA Insured

        2,000   Butte-Glenn Community College District, Butte and Glenn               8/12 at 101.00         Aaa          2,097,280
                 Counties, California, General Obligation Bonds,
                 Series 2002A, 5.000%, 8/01/26 - MBIA Insured

                California, General Obligation Refunding Bonds, Series 2002:
        1,500    5.000%, 2/01/12                                                        No Opt. Call           A          1,633,905
        3,750    5.000%, 4/01/27 - AMBAC Insured                                      4/12 at 100.00         AAA          3,886,800
        3,000    5.250%, 4/01/30 - XLCA Insured                                       4/12 at 100.00         AAA          3,165,930

          500   California, General Obligation Bonds, Series 2004,                    4/14 at 100.00           A            530,120
                 5.250%, 4/01/34

          450   Fremont Unified School District, Alameda County, California,          8/12 at 101.00         AAA            472,473
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/25 -
                 FGIC Insured

                Hacienda La Puente Unified School District, Los Angeles County,
                California, General Obligation Bonds, Series 2003B:
        4,500    5.000%, 8/01/26 - FSA Insured                                        8/13 at 100.00         AAA          4,718,880
        2,030    5.000%, 8/01/27 - FSA Insured                                        8/13 at 100.00         AAA          2,121,452

        2,000   Los Angeles, California, General Obligation Bonds,                    9/12 at 100.00         AAA          2,117,960
                 Series 2002A, 5.000%, 9/01/22 - MBIA Insured

       10,750   Los Angeles Unified School District, California, General              7/13 at 100.00         AAA         11,393,602
                 Obligation Bonds, Series 2003A, 5.000%, 7/01/22 -
                 FSA Insured

        1,000   Murrieta Valley Unified School District, Riverside County,            9/13 at 100.00         AAA          1,049,070
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 9/01/26 - FGIC Insured

        3,000   San Diego Unified School District, California, General                7/10 at 100.00         AAA          3,206,850
                 Obligation Bonds, Election of 1998, Series 2000B,
                 5.125%, 7/01/22 - MBIA Insured


                                       54

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       3,855   San Rafael City High School District, Marin County,                   8/12 at 100.00         AAA     $    4,003,726
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 8/01/28 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 45.1% (30.2% OF TOTAL INVESTMENTS)

          550   Baldwin Park Public Financing Authority, California, Sales            8/13 at 102.00         BBB            571,632
                 Tax and Tax Allocation Bonds, Puente Merced Redevelopment
                 Project, Series 2003, 5.250%, 8/01/21

        2,025   Burbank Public Financing Authority, California, Revenue              12/13 at 100.00         AAA          2,192,447
                 Refunding Bonds, Golden State Redevelopment Project,
                 Series 2003A, 5.250%, 12/01/22 - AMBAC Insured

        4,000   California State Public Works Board, Lease Revenue Bonds,            12/12 at 100.00         AAA          4,152,040
                 Department of General Services, Capital East End Project,
                 Series 2002A, 5.000%, 12/01/27 - AMBAC Insured

        2,000   California State Public Works Board, Lease Revenue Bonds,            12/13 at 100.00          A-          2,231,440
                 Department of Corrections, Series 2003C, 5.500%, 6/01/16

        1,610   Folsom Public Financing Authority, California, Special Tax            9/12 at 102.00         AAA          1,713,362
                 Revenue Bonds, Series 2004A, 5.000%, 9/01/21 -
                 AMBAC Insured

        5,540   Irvine Public Facilities and Infrastructure Authority, California,    3/05 at 103.00         AAA          5,754,564
                 Assessment Revenue Bonds, Series 2003C, 5.000%, 9/02/21 -
                 AMBAC Insured

        2,000   Los Angeles, California, Certificates of Participation,               6/13 at 100.00         AAA          2,067,500
                 Municipal Improvement Corporation, Series 2003AW,
                 5.000%, 6/01/33 - AMBAC Insured

        1,770   Los Angeles Unified School District, California, Certificates        10/12 at 100.00         AAA          1,836,110
                 of Participation, Administration Building Project II,
                 Series 2002C, 5.000%, 10/01/27 - AMBAC Insured

        1,500   Los Osos, California, Improvement Bonds, Community                    9/10 at 103.00         AAA          1,549,455
                 Services Wastewater Assessment District 1, Series 2002,
                 5.000%, 9/02/33 - MBIA Insured

        1,825   Paramount Redevelopment Agency, California, Tax Allocation            8/13 at 100.00         AAA          1,944,300
                 Bonds, Redevelopment Project Area 1, Series 2003,
                 5.000%, 8/01/19 - MBIA Insured

        1,165   Poway, California, Housing Revenue Bonds, Revenue Bonds,              5/13 at 102.00        BBB+          1,166,305
                 Poinsettia Mobile Home Park, Series 2003, 5.000%, 5/01/23

                San Buenaventura, California, Certificates of Participation,
                Golf Course Financing Project, Series 2002D:
        3,000    5.000%, 2/01/27 - AMBAC Insured                                      2/12 at 100.00         AAA          3,103,620
        3,300    5.000%, 2/01/32 - AMBAC Insured                                      2/12 at 100.00         AAA          3,396,129

        1,200   San Diego Redevelopment Agency, California, Subordinate               9/09 at 101.00        Baa2          1,234,944
                 Lien Tax Increment and Parking Revenue Bonds,
                 Centre City Project, Series 2003B, 5.250%, 9/01/26

        1,220   San Jose Redevelopment Agency, California, Tax Allocation             8/10 at 101.00         AAA          1,253,318
                 Bonds, Merged Area Redevelopment Project, Series 2002,
                 5.000%, 8/01/32 - MBIA Insured

        2,770   San Jose Financing Authority, California, Lease Revenue               6/12 at 100.00         AAA          2,848,723
                 Refunding Bonds, Civic Center Project, Series 2002B,
                 5.000%, 6/01/32 - AMBAC Insured

        2,390   Solano County, California, Certificates of Participation,            11/12 at 100.00         AAA          2,570,254
                 Series 2002, 5.250%, 11/01/24 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 13.9% (9.3% OF TOTAL INVESTMENTS)

        5,480   Bay Area Governments Association, California, BART SFO                8/12 at 100.00         AAA          5,698,488
                 Extension, Airport Premium Fare Revenue Bonds,
                 Series 2002A, 5.000%, 8/01/26 - AMBAC Insured

        2,000   Foothill/Eastern Transportation Corridor Agency, California,          1/10 at 100.00        BBB-          1,852,680
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35

        3,135   San Francisco Airports Commission, California, Revenue                5/08 at 101.00         AAA          3,266,795
                 Bonds, San Francisco International Airport, Second Series
                 Issue 16B, 5.000%, 5/01/24 - FSA Insured

        1,300   San Francisco Airports Commission, California, Revenue                5/10 at 101.00         AAA          1,353,339
                 Bonds, San Francisco International Airport, Second
                 Series 2000, Issue 26B, 5.000%, 5/01/25 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.4% (3.6% OF TOTAL INVESTMENTS)

        1,000   Anaheim Public Finance Authority, California, Second Lien            10/14 at 100.00         AAA          1,092,480
                 Electric Distribution Revenue Bonds, Series 2004,
                 5.250%, 10/01/21 - MBIA Insured

        3,055   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          3,322,129
                 Power System Revenue Bonds, Series 2001A-1,
                 5.250%, 7/01/22 - FSA Insured


                                       55


                        Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX) (continued)
                           Portfolio of INVESTMENTS February 28, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$         275   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA     $      292,823
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 11.4% (7.6% OF TOTAL INVESTMENTS)

        1,335   Manteca Financing Authority, California, Sewerage Revenue            12/13 at 100.00         Aaa          1,365,505
                  Bonds, Series 2003B, 5.000%, 12/01/33 - MBIA Insured

                San Diego Public Facilities Financing Authority, California,
                Subordinate Lien Water Revenue Bonds, Series 2002:
        3,000    5.000%, 8/01/22 - MBIA Insured                                       8/12 at 100.00         AAA          3,176,160
        2,500    5.000%, 8/01/23 - MBIA Insured                                       8/12 at 100.00         AAA          2,636,150

        1,180   South Feather Water and Power Agency, California, Water               4/13 at 100.00         BBB          1,180,708
                 Revenue Certificates of Participation, Solar Photovoltaic
                 Project, Series 2003, 5.375%, 4/01/24

        1,600   Sunnyvale Financing Authority, California, Water and                 10/11 at 100.00         AAA          1,658,512
                 Wastewater Revenue Bonds, Series 2001,
                 5.000%, 10/01/26 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     124,760   Total Long-Term Investments (cost $125,705,146) - 149.6%                                                131,296,278
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      1,467,985
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.3)%                                                        (45,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   87,764,263
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT FEBRUARY 28, 2005:
                                                                                                                         UNREALIZED
                                                                   NOTIONAL    EFFECTIVE          TERMINATION          APPRECIATION
                                                                     AMOUNT       DATE(2)                DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated December 6, 2004, to
pay semi-annually the notional amount multiplied by 5.324%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                         $2,400,000      7/11/05              7/11/25              $(47,836)

Agreement with JPMorgan dated January 11, 2005, to pay
semi-annually the notional amount multiplied by 5.235%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                          2,300,000      8/17/05              8/17/25              (16,349)

Agreement with Merrill Lynch dated February 14, 2005, to
pay semi-annually the notional amount multiplied by 4.886%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                          2,700,000      8/24/05              8/24/25                97,992
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $ 33,807
====================================================================================================================================

                    At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance any of which ensure the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                        Statement of
                           ASSETS AND LIABILITIES February 28, 2005 (Unaudited)
                                                                        INSURED          INSURED
                                                                     CALIFORNIA       CALIFORNIA        CALIFORNIA       CALIFORNIA
                                                                        PREMIUM          PREMIUM           PREMIUM         DIVIDEND
                                                                         INCOME         INCOME 2            INCOME        ADVANTAGE
                                                                          (NPC)            (NCL)             (NCU)            (NAC)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $135,030,669,
   $269,491,940, $120,082,726 and
   $505,946,087, respectively)                                     $147,339,003     $286,435,435      $127,200,217     $538,955,473
Cash                                                                         --          404,967           150,483               --
Receivables:
   Interest                                                           2,284,388        3,635,109         1,540,329        7,703,629
   Investments sold                                                          --          140,000                --           20,600
Forward swaps, at value                                                      --               --                --               --
Other assets                                                              9,398           28,593             6,584           37,246
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  149,632,789      290,644,104       128,897,613      546,716,948
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                        1,015,913               --                --        2,004,884
Payable for investments purchased                                            --        2,477,974           267,262               --
Forward swaps, at value                                                      --               --                --               --
Accrued expenses:
   Management fees                                                       73,562          141,112            63,796          157,367
   Other                                                                 51,091           67,155            54,381          120,756
Preferred share dividends payable                                        13,762           21,676            12,779           17,735
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                               1,154,328        2,707,917           398,218        2,300,742
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               45,000,000       95,000,000        43,000,000      175,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $103,478,461     $192,936,187      $ 85,499,395     $369,416,206
====================================================================================================================================
Common shares outstanding                                             6,446,694       12,713,231         5,774,216       23,412,013
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common
   shares, divided by Common
   shares outstanding)                                             $      16.05     $      15.18      $      14.81     $      15.78
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $     64,467     $    127,132      $     57,742     $    234,120
Paid-in surplus                                                      89,219,480      176,175,463        78,361,540      332,503,040
Undistributed (Over-distribution of) net investment income            1,287,018        1,460,501           788,204        3,780,694
Accumulated net realized gain (loss) from investments
   and forward swaps                                                    599,162       (1,770,404)         (825,582)        (111,034)
Net unrealized appreciation of investments
   and forward swaps                                                 12,308,334       16,943,495         7,117,491       33,009,386
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $103,478,461     $192,936,187      $ 85,499,395     $369,416,206
====================================================================================================================================
Authorized shares:
   Common                                                           200,000,000      200,000,000         Unlimited        Unlimited
   Preferred                                                          1,000,000        1,000,000         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES February 28, 2005 (Unaudited) (continued)
                                                                                                           INSURED          INSURED
                                                                     CALIFORNIA       CALIFORNIA        CALIFORNIA       CALIFORNIA
                                                                       DIVIDEND         DIVIDEND          DIVIDEND         TAX-FREE
                                                                    ADVANTAGE 2      ADVANTAGE 3         ADVANTAGE        ADVANTAGE
                                                                          (NVX)            (NZH)             (NKL)            (NKX)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $316,791,709,
   $522,719,732, $330,799,083 and
   $125,705,146, respectively)                                     $332,565,169     $542,534,024      $352,259,106     $131,296,278
Cash                                                                         --               --                --           18,027
Receivables:
   Interest                                                           4,377,159        7,683,148         4,097,824        1,468,775
   Investments sold                                                          --               --                --              --
Forward swaps, at value                                                      --               --           217,760           97,992
Other assets                                                             16,010           14,639            13,905            9,529
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  336,958,338      550,231,811       356,588,595      132,890,601
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                          223,719        2,242,066           706,286               --
Payable for investments purchased                                       195,307               --                --               --
Forward swaps, at value                                                      --               --           162,518           64,185
Accrued expenses:
   Management fees                                                       85,971          137,196            90,652           32,943
   Other                                                                 49,771           77,132            50,190           24,284
Preferred share dividends payable                                        18,908           51,644            20,326            4,926
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                 573,676        2,508,038         1,029,972          126,338
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                              110,000,000      187,000,000       118,000,000       45,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $226,384,662     $360,723,773      $237,558,623     $ 87,764,263
====================================================================================================================================
Common shares outstanding                                            14,790,660       24,112,833        15,259,759        5,883,302
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common
   shares, divided by Common
   shares outstanding)                                             $      15.31     $      14.96      $      15.57     $      14.92
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $    147,907     $    241,128      $    152,598     $     58,833
Paid-in surplus                                                     210,028,777      342,513,152       216,623,358       83,000,891
Undistributed (Over-distribution of) net investment income            1,879,513        2,814,393         1,086,211         (142,844)
Accumulated net realized gain (loss) from investments
   and forward swaps                                                 (1,444,995)      (4,659,192)       (1,818,809)        (777,556)
Net unrealized appreciation of investments
   and forward swaps                                                 15,773,460       19,814,292        21,515,265        5,624,939
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $226,384,662     $360,723,773      $237,558,623     $ 87,764,263
====================================================================================================================================
Authorized shares:
   Common                                                             Unlimited        Unlimited         Unlimited        Unlimited
   Preferred                                                          Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              OPERATIONS Six Months Ended February 28, 2005 (Unaudited)
                                                                        INSURED          INSURED
                                                                     CALIFORNIA       CALIFORNIA        CALIFORNIA       CALIFORNIA
                                                                        PREMIUM          PREMIUM           PREMIUM         DIVIDEND
                                                                         INCOME         INCOME 2            INCOME        ADVANTAGE
                                                                          (NPC)            (NCL)             (NCU)            (NAC)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $3,676,233       $6,989,251        $3,116,265      $13,539,506
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         475,760          907,919           408,389        1,685,247
Preferred shares - auction fees                                          55,788          117,773            53,308          216,952
Preferred shares - dividend disbursing agent fees                         4,959            9,917             4,959            9,917
Shareholders' servicing agent fees and expenses                           5,383            8,689             4,185            3,503
Custodian's fees and expenses                                            17,181           32,915            13,708           52,365
Directors'/Trustees' fees and expenses                                    1,312            2,455             1,141            4,272
Professional fees                                                         6,992            9,952             7,225           10,954
Shareholders' reports - printing and mailing expenses                     5,142           11,656             5,462           14,385
Stock exchange listing fees                                               5,414            5,463               244            5,409
Investor relations expense                                                4,630           19,615             8,896           35,401
Other expenses                                                            6,707            8,158             7,916           15,795
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement    589,268        1,134,512           515,433        2,054,200
  Custodian fee credit                                                   (2,395)          (5,838)           (3,529)         (13,270)
  Expense reimbursement                                                      --               --                --         (673,481)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            586,873        1,128,674           511,904        1,367,449
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 3,089,360        5,860,577         2,604,361       12,172,057
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                               627,472          213,776           224,411         (109,926)
Net realized gain (loss) from forward swaps                                  --               --                --               --
Change in net unrealized appreciation (depreciation)
   of investments                                                      (509,657)         975,535         1,701,344        6,084,583
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                          --               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                        117,815        1,189,311         1,925,755        5,974,657
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                             (248,102)        (565,185)         (273,244)      (1,127,569)
From accumulated net realized gains from investments                    (53,379)              --                --          (64,137)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                        (301,481)        (565,185)         (273,244)      (1,191,706)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                    $2,905,694      $6,484,703        $4,256,872      $16,955,008
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended February 28, 2005 (Unaudited) (continued)
                                                                                                           INSURED          INSURED
                                                                     CALIFORNIA       CALIFORNIA        CALIFORNIA       CALIFORNIA
                                                                       DIVIDEND         DIVIDEND          DIVIDEND         TAX-FREE
                                                                    ADVANTAGE 2      ADVANTAGE 3         ADVANTAGE        ADVANTAGE
                                                                          (NVX)            (NZH)             (NKL)            (NKX)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                   $ 8,005,728      $13,013,295       $ 8,595,072       $3,150,045
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                       1,049,217        1,692,446         1,111,105          421,177
Preferred shares - auction fees                                         136,369          231,828           146,288           55,788
Preferred shares - dividend disbursing agent fees                         9,917            9,917             9,917            4,959
Shareholders' servicing agent fees and expenses                           1,585            2,539             1,403              680
Custodian's fees and expenses                                            30,666           51,346            38,185           15,107
Directors'/Trustees' fees and expenses                                    2,855            4,393             3,169            1,054
Professional fees                                                        10,119           14,691            11,529            6,967
Shareholders' reports - printing and mailing expenses                    13,997           19,657            14,027            6,258
Stock exchange listing fees                                                 625            1,018               645              248
Investor relations expense                                               22,124           35,598            23,467            9,143
Other expenses                                                           11,912           16,292            11,338            8,265
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement  1,289,386        2,079,725         1,371,073          529,646
  Custodian fee credit                                                  (15,511)         (18,782)           (8,434)          (3,247)
  Expense reimbursement                                                (498,095)        (811,747)         (528,139)        (209,850)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            775,780        1,249,196           834,500          316,549
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 7,229,948       11,764,099         7,760,572        2,833,496
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                31,775           59,245           365,618          164,139
Net realized gain (loss) from forward swaps                                  --               --        (1,845,219)        (663,144)
Change in net unrealized appreciation (depreciation)
   of investments                                                     5,172,472        7,162,560         4,566,339        1,945,156
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                          --               --         1,056,618          394,932
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                      5,204,247        7,221,805         4,143,356        1,841,083
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                             (700,391)      (1,235,151)         (767,673)        (306,044)
From accumulated net realized gains from investments                         --               --           (45,704)              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                        (700,391)      (1,235,151)         (813,377)        (306,044)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                  $11,733,804      $17,750,753       $11,090,551       $4,368,535
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                             CHANGES IN NET ASSETS (Unaudited)
                                   INSURED CALIFORNIA                  INSURED CALIFORNIA                  CALIFORNIA PREMIUM
                                   PREMIUM INCOME (NPC)               PREMIUM INCOME 2 (NCL)                  INCOME (NCU)
                           ---------------------------------    ---------------------------------  ---------------------------------
                           SIX MONTHS ENDED       YEAR ENDED    SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                    2/28/05          8/31/04             2/28/05          8/31/04           2/28/05         8/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income           $ 3,089,360      $ 6,380,123         $ 5,860,577     $ 12,155,986       $ 2,604,361     $ 5,443,316
Net realized gain (loss)
   from investments                 627,472        1,060,439             213,776        6,591,551           224,411         262,244
Net realized gain (loss) from
   forward swaps                         --               --                  --               --                --              --
Change in net unrealized
   appreciation (depreciation)
   of investments                  (509,657)       3,379,499             975,535          127,122         1,701,344       4,594,174
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                      --               --                  --               --                --              --
Distributions to Preferred
   Shareholders:
   From net investment income      (248,102)        (324,673)           (565,185)        (727,279)         (273,244)       (329,173)
   From accumulated net realized
     gains from investments         (53,379)         (18,045)                 --               --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common
   shares from operations         2,905,694       10,477,343           6,484,703       18,147,380         4,256,872       9,970,561
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON
   SHAREHOLDERS
From net investment income       (3,075,822)      (5,990,256)         (5,795,689)     (11,576,056)       (2,529,106)     (5,058,214)
From accumulated net
   realized gains
   from investments              (1,006,068)        (339,859)                 --               --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to
   Common shares from
   distributions to
   Common shareholders           (4,081,890)      (6,330,115)         (5,795,689)     (11,576,056)       (2,529,106)     (5,058,214)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares      --               --                  --               --                --              --
   Net proceeds from shares issued
        to shareholders due to
        reinvestment of
        distributions                36,956           43,490             212,342          282,847                --              --
Preferred shares offering costs          --               --                  --               --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions        36,956           43,490             212,342          282,847                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares   (1,139,240)       4,190,718             901,356        6,854,171         1,727,766       4,912,347
Net assets applicable to
   Common shares at the
   beginning of period          104,617,701      100,426,983         192,034,831      185,180,660        83,771,629      78,859,282
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable
   to Common shares
   at the end of period        $103,478,461     $104,617,701        $192,936,187     $192,034,831       $85,499,395     $83,771,629
====================================================================================================================================
Undistributed
   (Over-distribution of)
   net investment income
   at the end of period        $  1,287,018     $  1,521,582        $  1,460,501     $  1,960,798       $   788,204     $   986,193
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                       CALIFORNIA                          CALIFORNIA                         CALIFORNIA
                                 DIVIDEND ADVANTAGE (NAC)          DIVIDEND ADVANTAGE 2 (NVX)         DIVIDEND ADVANTAGE 3 (NZH)
                           ---------------------------------    ---------------------------------  ---------------------------------
                           SIX MONTHS ENDED       YEAR ENDED    SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                    2/28/05          8/31/04             2/28/05          8/31/04           2/28/05         8/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income          $ 12,172,057     $ 24,522,028         $ 7,229,948     $ 14,625,012      $ 11,764,099    $ 23,526,062
Net realized gain (loss)
  from investments                 (109,926)       3,065,461              31,775          734,631            59,245        (325,341)
Net realized gain (loss) from
  forward swaps                          --               --                  --               --                --              --
Change in net unrealized
  appreciation (depreciation)
  of investments                  6,084,583       14,927,705           5,172,472       10,663,642         7,162,560      21,760,890
Change in net unrealized
  appreciation (depreciation)
  of forward swaps                       --               --                  --               --                --              --
Distributions to Preferred
  Shareholders:
  From net investment income     (1,127,569)      (1,400,301)           (700,391)        (861,160)       (1,235,151)     (1,597,236)
  From accumulated net realized
    gains from investments          (64,137)              --                  --               --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common
   shares from operations        16,955,008       41,114,893          11,733,804       25,162,125        17,750,753      43,364,375
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON
   SHAREHOLDERS
From net investment income      (11,518,709)     (22,967,185)         (6,744,542)     (13,489,082)      (10,416,745)    (20,833,489)
From accumulated net realized
   gains from investments        (1,086,300)              --                  --               --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to
   Common shares from
   distributions to
   Common shareholders          (12,605,009)     (22,967,185)         (6,744,542)     (13,489,082)      (10,416,745)    (20,833,489)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
Net proceeds from sale of shares         --               --                  --               --                --              --
Net proceeds from shares issued
     to shareholders due to
     reinvestment of distributions       --               --                  --               --                --              --
Preferred shares offering costs          --               --                  --               --            29,546              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions            --               --                  --               --            29,546              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to
   Common shares                  4,349,999       18,147,708           4,989,262       11,673,043         7,363,554      22,530,886
Net assets applicable
   to Common shares
   at the beginning of period   365,066,207      346,918,499         221,395,400      209,722,357       353,360,219     330,829,333
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable
   to Common shares
   at the end of period        $369,416,206     $365,066,207        $226,384,662     $221,395,400      $360,723,773    $353,360,219
====================================================================================================================================
Undistributed
   (Over-distribution of)
   net investment income at
   the end of period           $  3,780,694     $  4,254,915        $  1,879,513     $  2,094,498      $  2,814,393    $  2,702,190
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                          INSURED CALIFORNIA                 INSURED CALIFORNIA
                                                                       DIVIDEND ADVANTAGE (NKL)           TAX-FREE ADVANTAGE (NKX)
                                                                ---------------------------------  ---------------------------------
                                                                SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                                                         2/28/05          8/31/04           2/28/05         8/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 7,760,572     $ 15,590,731       $ 2,833,496     $ 5,658,576
Net realized gain (loss) from investments                                365,618          657,530           164,139          40,760
Net realized gain (loss) from forward swaps                           (1,845,219)              --          (663,144)             --
Change in net unrealized appreciation
   (depreciation) of investments                                       4,566,339       13,017,888         1,945,156       5,191,150
Change in net unrealized appreciation
   (depreciation) of forward swaps                                     1,056,618       (1,001,377)          394,932        (361,125)
Distributions to Preferred Shareholders:
   From net investment income                                           (767,673)        (854,403)         (306,044)       (347,495)
   From accumulated net realized
     gains from investments                                              (45,704)        (143,985)               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                                   11,090,551       27,266,384         4,368,535      10,181,866
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (6,958,448)     (13,916,900)       (2,612,186)     (5,329,761)
From accumulated net realized gains
   from investments                                                     (759,922)      (1,910,520)               --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions to
   Common shareholders                                                (7,718,370)     (15,827,420)       (2,612,186)     (5,329,761)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                           --           (1,575)               --              --
   Net proceeds from shares issued
     to shareholders due to
     reinvestment of distributions                                            --               --                --          15,233
Preferred shares offering costs                                              (54)          (1,401)               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares from
   capital share transactions                                                (54)          (2,976)               --          15,233
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                         3,372,127       11,435,988         1,756,349       4,867,338
Net assets applicable to Common shares
   at the beginning of period                                        234,186,496      222,750,508        86,007,914      81,140,576
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                      $237,558,623     $234,186,496       $87,764,263     $86,007,914
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at
   the end of period                                                $  1,086,211     $  1,051,760       $  (142,844)    $   (58,110)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS(Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The California funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC), Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL), Nuveen California Premium Income Municipal Fund (NCU), Nuveen California Dividend Advantage Municipal Fund (NAC), Nuveen California Dividend Advantage Municipal Fund 2 (NVX), Nuveen California Dividend Advantage Municipal Fund 3 (NZH), Nuveen Insured California Dividend Advantage Municipal Fund (NKL) and Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX). Common shares of Insured California Premium Income (NPC), Insured California Premium Income 2 (NCL) and California Dividend Advantage (NAC) are traded on the New York Stock Exchange while Common shares of California Premium Income (NCU), California Dividend Advantage 2 (NVX), California Dividend Advantage 3 (NZH), Insured California Dividend Advantage (NKL) and Insured California Tax-Free Advantage (NKX) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and California state income taxes, and in the case of Insured California Tax-Free Advantage (NKX) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of California.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a derivative investment each Fund may use a market quote provided by a major broker/dealer in such investments. If it is determined that market prices for an investment are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 28, 2005, Insured California Premium Income 2 (NCL), California Premium Income (NCU), and California Dividend Advantage 2 (NVX) had outstanding when-issued purchase commitments of $2,477,974, $267,262 and $195,307, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, and in the case of Insured California Tax-Free Advantage (NKX) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                  INSURED      INSURED
                               CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                  PREMIUM      PREMIUM      PREMIUM     DIVIDEND
                                   INCOME     INCOME 2       INCOME    ADVANTAGE
                                    (NPC)        (NCL)        (NCU)        (NAC)
--------------------------------------------------------------------------------
Number of shares:
   Series M                            --           --        1,720           --
   Series T                         1,800        1,900           --           --
   Series TH                           --        1,900           --        3,500
   Series F                            --           --           --        3,500
--------------------------------------------------------------------------------
Total                               1,800        3,800        1,720        7,000
================================================================================

                                                            INSURED      INSURED
                               CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                 DIVIDEND     DIVIDEND     DIVIDEND     TAX-FREE
                              ADVANTAGE 2  ADVANTAGE 3    ADVANTAGE    ADVANTAGE
                                    (NVX)        (NZH)        (NKL)        (NKX)
--------------------------------------------------------------------------------
Number of shares:
   Series M                         2,200        3,740           --           --
   Series T                            --           --        2,360           --
   Series TH                           --        3,740           --        1,800
   Series F                         2,200           --        2,360           --
--------------------------------------------------------------------------------
Total                               4,400        7,480        4,720        1,800
================================================================================

Insurance

Insured California Premium Income (NPC) and Insured California Premium Income 2
(NCL) invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured California Dividend Advantage (NKL) and Insured California Tax-Free Advantage (NKX) invest at least 80% of their net assets (including net assets applicable to Preferred shares) in municipal securities that are covered by insurance. Each Fund may also invest up to 20% of its net assets (including net assets applicable to Preferred shares) in municipal securities which are either
(i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Forward Swap Transactions

The Funds may invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment. The amount of the payment obligation is based on the notional amount of the forward swap contract. The Funds may close out a contract prior to the effective date at which point a realized gain or loss would be recognized. When a forward swap is terminated, it does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                               INSURED CALIFORNIA          INSURED CALIFORNIA            CALIFORNIA
                              PREMIUM INCOME (NPC)       PREMIUM INCOME 2 (NCL)     PREMIUM INCOME (NCU)
                             -----------------------    -----------------------   -----------------------
                             SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                  ENDED   YEAR ENDED         ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                2/28/05      8/31/04       2/28/05      8/31/04      2/28/05      8/31/04
---------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of
   distributions                  2,232        2,632        13,855       18,275            --          --
---------------------------------------------------------------------------------------------------------
                                  2,232        2,632        13,855       18,275            --          --
=========================================================================================================
                                CALIFORNIA DIVIDEND       CALIFORNIA DIVIDEND       CALIFORNIA DIVIDEND
                                  ADVANTAGE (NAC)          ADVANTAGE 2 (NVX)         ADVANTAGE 3 (NZH)
                             -----------------------    -----------------------   -----------------------
                             SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                  ENDED   YEAR ENDED         ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                2/28/05      8/31/04       2/28/05      8/31/04      2/28/05      8/31/04
---------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of
   distributions                     --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------
                                     --           --            --           --           --           --
=========================================================================================================
                                                                INSURED                   INSURED
                                                          CALIFORNIA DIVIDEND       CALIFORNIA TAX-FREE
                                                            ADVANTAGE (NKL)           ADVANTAGE (NKX)
                                                        -----------------------   -----------------------
                                                        SIX MONTHS                SIX MONTHS
                                                             ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                                           2/28/05      8/31/04      2/28/05      8/31/04
---------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                         --           --           --        1,017
---------------------------------------------------------------------------------------------------------
                                                                --           --           --        1,017
=========================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended February 28, 2005, were as follows:

                                 INSURED       INSURED
                              CALIFORNIA    CALIFORNIA   CALIFORNIA   CALIFORNIA
                                 PREMIUM       PREMIUM      PREMIUM     DIVIDEND
                                  INCOME      INCOME 2       INCOME    ADVANTAGE
                                    (NPC)        (NCL)        (NCU)        (NAC)
--------------------------------------------------------------------------------
Purchases                      $9,614,266  $16,505,089   $8,465,581   $8,947,895
Sales and maturities            9,192,565   11,480,255    8,147,420    6,533,188
================================================================================

                                                            INSURED      INSURED
                               CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                 DIVIDEND     DIVIDEND     DIVIDEND     TAX-FREE
                              ADVANTAGE 2  ADVANTAGE 3    ADVANTAGE    ADVANTAGE
                                    (NVX)        (NZH)        (NKL)        (NKX)
--------------------------------------------------------------------------------
Purchases                     $11,585,173  $12,142,166   $5,790,443   $1,955,360
Sales and maturities            4,720,555    7,185,605    7,297,963    2,543,782
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At February 28, 2005, the cost of investments was as follows:

                               INSURED       INSURED
                            CALIFORNIA    CALIFORNIA    CALIFORNIA    CALIFORNIA
                               PREMIUM       PREMIUM       PREMIUM      DIVIDEND
                                INCOME      INCOME 2        INCOME     ADVANTAGE
                                 (NPC)         (NCL)         (NCU)         (NAC)
--------------------------------------------------------------------------------
Cost of investments       $134,902,054  $269,323,688  $120,028,637  $505,758,787
================================================================================

                                                           INSURED       INSURED
                            CALIFORNIA    CALIFORNIA    CALIFORNIA    CALIFORNIA
                              DIVIDEND      DIVIDEND      DIVIDEND      TAX-FREE
                           ADVANTAGE 2   ADVANTAGE 3     ADVANTAGE     ADVANTAGE
                                 (NVX)         (NZH)         (NKL)         (NKX)
--------------------------------------------------------------------------------
Cost of investments       $316,781,744  $522,711,821  $330,835,434  $125,699,611
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as follows:

                                                           INSURED       INSURED
                                                        CALIFORNIA    CALIFORNIA    CALIFORNIA    CALIFORNIA
                                                           PREMIUM       PREMIUM       PREMIUM      DIVIDEND
                                                            INCOME      INCOME 2        INCOME     ADVANTAGE
                                                             (NPC)         (NCL)         (NCU)         (NAC)
------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                        $12,507,267   $17,447,283    $7,344,495   $33,712,862
   Depreciation                                            (70,318)     (335,536)     (172,915)     (516,176)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments             $12,436,949   $17,111,747    $7,171,580   $33,196,686
============================================================================================================
                                                                                       INSURED       INSURED
                                                        CALIFORNIA    CALIFORNIA    CALIFORNIA    CALIFORNIA
                                                          DIVIDEND      DIVIDEND      DIVIDEND      TAX-FREE
                                                       ADVANTAGE 2   ADVANTAGE 3     ADVANTAGE     ADVANTAGE
                                                             (NVX)         (NZH)         (NKL)         (NKX)
------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                        $16,317,479   $20,605,366   $21,575,053    $5,697,750
   Depreciation                                           (534,054)     (783,163)     (151,381)     (101,083)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments             $15,783,425   $19,822,203   $21,423,672    $5,596,667
============================================================================================================

The tax components of undistributed net investment income and net realized gains at August 31, 2004, the Funds' last fiscal year end, were as follows:

                                                            INSURED      INSURED
                                                         CALIFORNIA   CALIFORNIA    CALIFORNIA   CALIFORNIA
                                                            PREMIUM      PREMIUM       PREMIUM     DIVIDEND
                                                             INCOME     INCOME 2        INCOME    ADVANTAGE
                                                              (NPC)        (NCL)         (NCU)        (NAC)
-----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                    $1,758,461    $2,781,051   $1,358,334   $6,014,505
Undistributed net ordinary income **                        350,095         2,752           --           --
Undistributed net long-term capital gains                   784,567            --           --    1,149,328
===========================================================================================================
                                                                                       INSURED      INSURED
                                                         CALIFORNIA   CALIFORNIA    CALIFORNIA   CALIFORNIA
                                                           DIVIDEND     DIVIDEND      DIVIDEND     TAX-FREE
                                                        ADVANTAGE 2  ADVANTAGE 3     ADVANTAGE    ADVANTAGE
                                                              (NVX)        (NZH)         (NKL)        (NKX)
-----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                    $3,197,604   $4,445,944    $2,129,949     $388,572
Undistributed net ordinary income **                         17,650           --            --           --
Undistributed net long-term capital gains                        --           --       617,799           --
===========================================================================================================

* Undistributed net tax exempt income (on a tax basis) has not been reduced for the dividend declared on August 2, 2004, paid on September 1, 2004.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended August 31, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                            INSURED      INSURED
                                                         CALIFORNIA   CALIFORNIA    CALIFORNIA    CALIFORNIA
                                                            PREMIUM      PREMIUM       PREMIUM      DIVIDEND
                                                             INCOME     INCOME 2        INCOME     ADVANTAGE
                                                              (NPC)        (NCL)         (NCU)         (NAC)
------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                 $6,242,243  $12,293,836    $5,391,619   $24,320,851
Distributions from net ordinary income **                    59,796           --            --            --
Distributions from net long-term capital gains              357,419           --            --            --
============================================================================================================
                                                                                       INSURED       INSURED
                                                         CALIFORNIA   CALIFORNIA    CALIFORNIA    CALIFORNIA
                                                           DIVIDEND     DIVIDEND      DIVIDEND      TAX-FREE
                                                        ADVANTAGE 2  ADVANTAGE 3     ADVANTAGE     ADVANTAGE
                                                              (NVX)        (NZH)         (NKL)         (NKX)
------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $14,342,456  $22,428,037  $ 14,773,957    $5,673,304
Distributions from net ordinary income **                        --           --     1,816,883            --
Distributions from net long-term capital gains                   --           --       237,622            --
============================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



At August 31, 2004, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                  INSURED                                                 INSURED
                               CALIFORNIA    CALIFORNIA    CALIFORNIA    CALIFORNIA    CALIFORNIA
                                  PREMIUM       PREMIUM      DIVIDEND      DIVIDEND      TAX-FREE
                                 INCOME 2        INCOME   ADVANTAGE 2   ADVANTAGE 3     ADVANTAGE
                                    (NCL)         (NCU)         (NVX)         (NZH)         (NKX)
-------------------------------------------------------------------------------------------------
Expiration year:
   2005                        $       --    $1,049,994    $       --    $       --      $     --
   2006                                --            --            --            --            --
   2007                                --            --            --            --            --
   2008                                --            --            --            --            --
   2009                         1,544,084            --            --            --            --
   2010                           440,510            --            --            --            --
   2011                                --            --            --     4,394,597       218,696
   2012                                --            --     1,479,418       323,840            --
-------------------------------------------------------------------------------------------------
Total                          $1,984,594    $1,049,994    $1,479,418    $4,718,437      $218,696
=================================================================================================

Insured California Tax-Free Advantage (NKX) elected to defer net realized losses from investments incurred from November 1, 2003 through August 31, 2004 ("post-October losses"), in accordance with Federal income tax regulations. Post-October losses of $59,857 were treated as having arisen on the first day of the current fiscal year.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Effective January 1, 2005, Nuveen Advisory Corp. ("NAC"), the Funds' previous Adviser, and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NAC or NIAC.

As approved by the Board of Directors/Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser, or its predecessor and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As of March 31, 2005, the complex-level fee rate was .1920%; that is, the funds' effective management fees were reduced by approximately .008%.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY                            INSURED CALIFORNIA PREMIUM INCOME (NPC)
NET ASSETS (INCLUDING                  INSURED CALIFORNIA PREMIUM INCOME 2 (NCL)
NET ASSETS ATTRIBUTABLE                          CALIFORNIA PREMIUM INCOME (NCU)
TO PREFERRED SHARES)                                         FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                             CALIFORNIA DIVIDEND ADVANTAGE (NAC)
                                           CALIFORNIA DIVIDEND ADVANTAGE 2 (NVX)
AVERAGE DAILY                              CALIFORNIA DIVIDEND ADVANTAGE 3 (NZH)
NET ASSETS (INCLUDING                INSURED CALIFORNIA DIVIDEND ADVANTAGE (NKL)
NET ASSETS ATTRIBUTABLE              INSURED CALIFORNIA TAX-FREE ADVANTAGE (NKX)
TO PREFERRED SHARES)                                         FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

                                                                   COMPLEX-LEVEL
COMPLEX-LEVEL ASSETS(1)                                                 FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY                            INSURED CALIFORNIA PREMIUM INCOME (NPC)
NET ASSETS (INCLUDING                  INSURED CALIFORNIA PREMIUM INCOME 2 (NCL)
NET ASSETS ATTRIBUTABLE                          CALIFORNIA PREMIUM INCOME (NCU)
TO PREFERRED SHARES)                                         MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

                                             CALIFORNIA DIVIDEND ADVANTAGE (NAC)
                                           CALIFORNIA DIVIDEND ADVANTAGE 2 (NVX)
AVERAGE DAILY                              CALIFORNIA DIVIDEND ADVANTAGE 3 (NZH)
NET ASSETS (INCLUDING                INSURED CALIFORNIA DIVIDEND ADVANTAGE (NKL)
NET ASSETS ATTRIBUTABLE              INSURED CALIFORNIA TAX-FREE ADVANTAGE (NKX)
TO PREFERRED SHARES)                                         MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of California Dividend Advantage's (NAC) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                          YEAR ENDING
JULY 31,                                             JULY 31,
--------------------------------------------------------------------------------
1999*                    .30%                        2005                   .25%
2000                     .30                         2006                   .20
2001                     .30                         2007                   .15
2002                     .30                         2008                   .10
2003                     .30                         2009                   .05
2004                     .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse California Dividend Advantage (NAC) for any portion of its fees and expenses beyond July 31, 2009.

For the first ten years of California Dividend Advantage 2's (NVX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                          YEAR ENDING
MARCH 31,                                            MARCH 31,
--------------------------------------------------------------------------------
2001*                    .30%                        2007                   .25%
2002                     .30                         2008                   .20
2003                     .30                         2009                   .15
2004                     .30                         2010                   .10
2005                     .30                         2011                   .05
2006                     .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse California Dividend Advantage 2 (NVX) for any portion of its fees and expenses beyond March 31, 2011.

For the first ten years of California Dividend Advantage 3's (NZH) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                          YEAR ENDING
SEPTEMBER 30,                                        SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                    .30%                        2007                   .25%
2002                     .30                         2008                   .20
2003                     .30                         2009                   .15
2004                     .30                         2010                   .10
2005                     .30                         2011                   .05
2006                     .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse California Dividend Advantage 3 (NZH) for any portion of its fees and expenses beyond September 30, 2011.

For the first ten years of Insured California Dividend Advantage's (NKL) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                          YEAR ENDING
MARCH 31,                                            MARCH 31,
--------------------------------------------------------------------------------
2002*                    .30%                        2008                   .25%
2003                     .30                         2009                   .20
2004                     .30                         2010                   .15
2005                     .30                         2011                   .10
2006                     .30                         2012                   .05
2007                     .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured California Dividend Advantage
(NKL) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Insured California Tax-Free Advantage's (NKX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                          YEAR ENDING
NOVEMBER 30,                                         NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                    .32%                        2007                   .32%
2003                     .32                         2008                   .24
2004                     .32                         2009                   .16
2005                     .32                         2010                   .08
2006                     .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured California Tax-Free Advantage
(NKX) for any portion of its fees and expenses beyond November 30, 2010.

6. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. The settlement of transactions (C) and (D) above would likely be deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and NAM, which would result in the automatic termination of each agreement under the 1940 Act. The Board of Directors/Trustees will consider approval of new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders. Those agreements, if approved by a Fund's shareholders, would take effect upon such approval. There can be no assurance that these approvals will be obtained.

7. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on April 1, 2005, to shareholders of record on March 15, 2005, as follows:

                                 INSURED       INSURED
                              CALIFORNIA    CALIFORNIA   CALIFORNIA   CALIFORNIA
                                 PREMIUM       PREMIUM      PREMIUM     DIVIDEND
                                  INCOME      INCOME 2       INCOME    ADVANTAGE
                                    (NPC)        (NCL)        (NCU)        (NAC)
--------------------------------------------------------------------------------
Dividend per share                 $.0740       $.0730       $.0700       $.0820
================================================================================

                                                            INSURED      INSURED
                               CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                 DIVIDEND     DIVIDEND     DIVIDEND     TAX-FREE
                              ADVANTAGE 2  ADVANTAGE 3    ADVANTAGE    ADVANTAGE
                                    (NVX)        (NZH)        (NKL)        (NKX)
--------------------------------------------------------------------------------
Dividend per share                 $.0760       $.0720       $.0760       $.0695
================================================================================

                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                           Investment Operations                            Less Distributions
                                   ----------------------------------------------------------------  -------------------------------
                                                             Distributions   Distributions
                                                                  from Net            from                  Net
                        Beginning                               Investment         Capital           Investment    Capital
                           Common                      Net       Income to        Gains to            Income to   Gains to
                            Share         Net    Realized/       Preferred       Preferred               Common     Common
                        Net Asset  Investment   Unrealized          Share-          Share-               Share-     Share-
                            Value      Income   Gain (Loss)        holders+        holders+   Total     holders    holders    Total
====================================================================================================================================
INSURED CALIFORNIA
PREMIUM INCOME (NPC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                    $16.23       $ .48        $ .03           $(.04)          $(.01)   $ .46       $(.48)     $(.16)  $ (.64)
2004                        15.59         .99          .68            (.05)             --     1.62        (.93)      (.05)     .98)
2003                        16.17         .99         (.45)           (.06)           (.01)     .47        (.97)      (.08)   (1.05)
2002                        16.04        1.05          .03            (.09)             --      .99        (.86)        --     (.86)
2001                        15.08        1.04          .99            (.21)             --     1.82        (.86)        --     (.86)
2000                        14.81        1.09          .30            (.24)             --     1.15        (.88)        --     (.88)

INSURED CALIFORNIA
PREMIUM INCOME 2 (NCL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                     15.12         .46          .10            (.04)             --      .52        (.46)        --     (.46)
2004                        14.60         .96          .53            (.06)             --     1.43        (.91)        --     (.91)
2003                        15.08         .99         (.51)           (.07)             --      .41        (.89)        --     (.89)
2002                        15.01        1.02         (.02)           (.10)             --      .90        (.83)        --     (.83)
2001                        14.09        1.01          .91            (.22)             --     1.70        (.78)        --     (.78)
2000                        13.70        1.02          .41            (.24)             --     1.19        (.80)        --     (.80)

CALIFORNIA PREMIUM
INCOME (NCU)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                     14.51         .45          .34            (.05)             --      .74        (.44)        --     (.44)
2004                        13.66         .94          .85            (.06)             --     1.73        (.88)        --     (.88)
2003                        14.42         .96         (.78)           (.07)             --      .11        (.87)        --     (.87)
2002                        14.22         .99          .13            (.10)             --     1.02        (.82)        --     (.82)
2001                        13.34        1.00          .90            (.23)             --     1.67        (.79)        --     (.79)
2000                        13.19        1.03          .14            (.23)             --      .94        (.79)        --     (.79)
====================================================================================================================================
                                                                             Total Returns
                                                                         --------------------
                                                                                      Based
                               Offering                                                  on
                              Costs and       Ending                                 Common
                              Preferred       Common                      Based       Share
                                  Share        Share       Ending            on         Net
                           Underwriting    Net Asset       Market        Market       Asset
                              Discounts        Value        Value         Value**     Value**
=============================================================================================
INSURED CALIFORNIA
PREMIUM INCOME (NPC)
---------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                             $--       $16.05     $16.4600          8.27%       2.82%
2004                                 --        16.23      15.8100         11.80       10.64
2003                                 --        15.59      15.0700          1.55        2.82
2002                                 --        16.17      15.8500          6.73        6.47
2001                                 --        16.04      15.6900         14.12       12.43
2000                                 --        15.08      14.5625           .84        8.34

INSURED CALIFORNIA
PREMIUM INCOME 2 (NCL)
---------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                              --        15.18      14.9900          1.75        3.45
2004                                 --        15.12      15.1800         12.71       10.02
2003                                 --        14.60      14.3200          2.69        2.71
2002                                 --        15.08      14.8000          5.57        6.29
2001                                 --        15.01      14.8300         11.99       12.45
2000                                 --        14.09      14.0000          3.58        9.21

CALIFORNIA PREMIUM
INCOME (NCU)
---------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                              --        14.81      14.2000          7.20        5.14
2004                                 --        14.51      13.6700         12.04       12.94
2003                                 --        13.66      13.0200          (.91)        .69
2002                                 --        14.42      14.0000          4.84        7.48
2001                                 --        14.22      14.1700         12.84       12.92
2000                                 --        13.34      13.3125          5.93        7.63
=============================================================================================
                                                                  Ratios/Supplemental Data
                             -------------------------------------------------------------------------------------------------
                                                Before Credit/Reimbursement        After Credit/Reimbursement***
                                              -------------------------------    -------------------------------
                                                               Ratio of Net                       Ratio of Net
                                                Ratio of         Investment        Ratio of         Investment
                                  Ending        Expenses          Income to        Expenses          Income to
                                     Net      to Average            Average      to Average            Average
                                  Assets      Net Assets         Net Assets      Net Assets         Net Assets
                              Applicable      Applicable         Applicable      Applicable         Applicable      Portfolio
                               to Common       to Common          to Common       to Common          to Common       Turnover
                             Shares (000)         Shares++           Shares++        Shares++           Shares++         Rate
==============================================================================================================================
INSURED CALIFORNIA
PREMIUM INCOME (NPC)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                         $103,478            1.13%*             5.95%*          1.13%*             5.95%*            6%
2004                             104,618            1.17               6.17            1.16               6.17             25
2003                             100,427            1.17               6.13            1.16               6.14             26
2002                             104,137            1.21               6.65            1.19               6.66             30
2001                             103,068            1.22               6.77            1.21               6.79             21
2000                              96,903            1.25               7.65            1.24               7.66             27

INSURED CALIFORNIA
PREMIUM INCOME 2 (NCL)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                          192,936            1.18*              6.09*           1.17*              6.10*             4
2004                             192,035            1.19               6.38            1.19               6.38             35
2003                             185,181            1.20               6.53            1.19               6.54             22
2002                             190,870            1.23               6.83            1.22               6.84              6
2001                             189,633            1.24               7.01            1.24               7.02             18
2000                             177,977            1.28               7.65            1.26               7.66             26

CALIFORNIA PREMIUM
INCOME (NCU)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                           85,499            1.22*              6.16*           1.21*              6.17*             6
2004                              83,772            1.23               6.62            1.22               6.63             19
2003                              78,859            1.24               6.72            1.24               6.72             24
2002                              83,249            1.27               7.07            1.26               7.08             10
2001                              82,067            1.32               7.36            1.30               7.38             18
2000                              76,878            1.38               8.09            1.36               8.10             19
==============================================================================================================================
                                  Preferred Shares at End of Period
                              ----------------------------------------
                                Aggregate     Liquidation
                                   Amount      and Market        Asset
                              Outstanding           Value     Coverage
                                     (000)      Per Share    Per Share
======================================================================
INSURED CALIFORNIA
PREMIUM INCOME (NPC)
----------------------------------------------------------------------
Year Ended 8/31:
2005(a)                           $45,000         $25,000      $82,488
2004                               45,000          25,000       83,121
2003                               45,000          25,000       80,793
2002                               45,000          25,000       82,854
2001                               45,000          25,000       82,260
2000                               45,000          25,000       78,835

INSURED CALIFORNIA
PREMIUM INCOME 2 (NCL)
----------------------------------------------------------------------
Year Ended 8/31:
2005(a)                            95,000          25,000       75,773
2004                               95,000          25,000       75,535
2003                               95,000          25,000       73,732
2002                               95,000          25,000       75,229
2001                               95,000          25,000       74,903
2000                               95,000          25,000       71,836

CALIFORNIA PREMIUM
INCOME (NCU)
----------------------------------------------------------------------
Year Ended 8/31:
2005(a)                            43,000          25,000       74,709
2004                               43,000          25,000       73,704
2003                               43,000          25,000       70,848
2002                               43,000          25,000       73,400
2001                               43,000          25,000       72,714
2000                               43,000          25,000       69,696
======================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a)  For the six months ended February 28, 2005.

                                 See accompanying notes to financial statements.

                                  74-75 SPREAD


                        Financial HIGHLIGHTS (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:
                                                           Investment Operations                            Less Distributions
                                   ----------------------------------------------------------------  -------------------------------
                                                             Distributions   Distributions
                                                                  from Net            from                  Net
                        Beginning                               Investment         Capital           Investment    Capital
                           Common                      Net       Income to        Gains to            Income to   Gains to
                            Share         Net    Realized/       Preferred       Preferred               Common     Common
                        Net Asset  Investment   Unrealized          Share-          Share-               Share-     Share-
                            Value      Income   Gain (Loss)        holders+        holders+   Total     holders    holders    Total
====================================================================================================================================
CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(e)                    $15.59       $ .52        $ .26           $(.05)           $ --    $ .73       $(.49)     $(.05)  $ (.54)
2004                        14.82        1.05          .76            (.06)             --     1.75        (.98)        --     (.98)
2003                        15.24        1.06         (.47)           (.07)             --      .52        (.94)        --     (.94)
2002                        15.13        1.07           --            (.10)             --      .97        (.86)        --     (.86)
2001                        13.82        1.07         1.28            (.23)             --     2.12        (.81)        --     (.81)
2000                        13.33        1.07          .52            (.26)             --     1.33        (.84)        --     (.84)

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(e)                     14.97         .49          .36            (.05)             --      .80        (.46)        --     (.46)
2004                        14.18         .99          .77            (.06)             --     1.70        (.91)        --     (.91)
2003                        14.79        1.00         (.62)           (.07)             --      .31        (.89)      (.03)    (.92)
2002                        15.11        1.06         (.40)           (.11)             --      .55        (.87)        --     (.87)
2001(a)                     14.33         .34          .90            (.05)             --     1.19        (.29)        --     (.29)

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(e)                     14.65         .49          .30            (.05)             --      .74        (.43)        --     (.43)
2004                        13.72         .98          .88            (.07)             --     1.79        (.86)        --     (.86)
2003                        14.33         .98         (.66)           (.08)             --      .24        (.86)        --     (.86)
2002(b)                     14.33         .83          .09            (.08)             --      .84        (.72)        --     (.72)

INSURED CALIFORNIA
DIVIDEND ADVANTAGE (NKL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(e)                     15.35         .51          .27            (.05)             --      .73        (.46)      (.05)    (.51)
2004                        14.60        1.02          .84            (.06)           (.01)    1.79        (.91)      (.13)   (1.04)
2003                        15.14         .99         (.49)           (.07)           (.01)     .42        (.91)      (.05)    (.96)
2002(c)                     14.33         .34          .92            (.03)             --     1.23        (.30)        --     (.30)

INSURED CALIFORNIA
TAX-FREE ADVANTAGE (NKX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(e)                     14.62         .48          .31            (.05)             --      .74        (.44)        --     (.44)
2004                        13.79         .96          .84            (.06)             --     1.74        (.91)        --     (.91)
2003(d)                     14.33         .64         (.33)           (.04)             --      .27        (.60)        --     (.60)
====================================================================================================================================
                                                                             Total Returns
                                                                         --------------------
                                                                                      Based
                               Offering                                                  on
                              Costs and       Ending                                 Common
                              Preferred       Common                      Based       Share
                                  Share        Share       Ending            on         Net
                           Underwriting    Net Asset       Market        Market       Asset
                              Discounts        Value        Value         Value**     Value**
=============================================================================================
CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
---------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(e)                            $ --       $15.78     $15.0100          3.71%       4.74%
2004                                 --        15.59      15.0000         12.07       12.11
2003                                 --        14.82      14.3000          4.79        3.37
2002                                 --        15.24      14.5500          3.67        6.75
2001                                 --        15.13      14.8900         15.06       15.85
2000                                 --        13.82      13.7500        (2.18)       10.80

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
---------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(e)                              --        15.31      14.0900          3.38        5.38
2004                                 --        14.97      14.0800         13.60       12.11
2003                                 --        14.18      13.2400          (.95)       2.16
2002                                 --        14.79      14.2800          (.27)       3.90
2001(a)                            (.12)       15.11      15.2100          3.40        7.55

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
---------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(e)                              --        14.96      13.6500          5.73        5.12
2004                                 --        14.65      13.3300         11.97       13.36
2003                                .01        13.72      12.7100         (3.20)       1.68
2002(b)                            (.12)       14.33      14.0000         (1.68)       5.32

INSURED CALIFORNIA
DIVIDEND ADVANTAGE (NKL)
---------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(e)                              --        15.57      14.6100          3.07        4.79
2004                                 --        15.35      14.6700         12.54       12.53
2003                                 --        14.60      14.0000          (.35)       2.70
2002(c)                            (.12)       15.14      15.0000          2.05        7.84

INSURED CALIFORNIA
TAX-FREE ADVANTAGE (NKX)
---------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(e)                              --        14.92      14.7400          7.09        5.15
2004                                 --        14.62      14.1900         11.54       12.86
2003(d)                            (.21)       13.79      13.5600         (5.79)        .34
=============================================================================================
                                                                  Ratios/Supplemental Data
                             -------------------------------------------------------------------------------------------------
                                                Before Credit/Reimbursement        After Credit/Reimbursement***
                                              -------------------------------    -------------------------------
                                                               Ratio of Net                       Ratio of Net
                                                Ratio of         Investment        Ratio of         Investment
                                  Ending        Expenses          Income to        Expenses          Income to
                                     Net      to Average            Average      to Average            Average
                                  Assets      Net Assets         Net Assets      Net Assets         Net Assets
                              Applicable      Applicable         Applicable      Applicable         Applicable      Portfolio
                               to Common       to Common          to Common       to Common          to Common       Turnover
                             Shares (000)         Shares++           Shares++        Shares++           Shares++         Rate
==============================================================================================================================
CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(e)                         $369,416            1.12%*             6.29%*           .75%*             6.66%*            1%
2004                             365,066            1.14               6.38             .70               6.83             12
2003                             346,918            1.15               6.44             .70               6.88             11
2002                             356,821            1.18               6.76             .72               7.22             33
2001                             354,197            1.19               7.03             .72               7.50             17
2000                             323,326            1.24               7.93             .75               8.43             25

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(e)                          226,385            1.16*              6.02*            .70*              6.48*             1
2004                             221,395            1.18               6.24             .72               6.70             13
2003                             209,722            1.18               6.30             .73               6.75             40
2002                             218,814            1.19               6.82             .73               7.28             32
2001(a)                          223,440            1.05*              5.23*            .62*              5.65*            40

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(e)                          360,724            1.17*              6.15*            .70*              6.61*             1
2004                             353,360            1.20               6.32             .73               6.78             13
2003                             330,829            1.20               6.33             .73               6.79             48
2002(b)                          345,470            1.15*              6.01*            .69*              6.47*            49

INSURED CALIFORNIA
DIVIDEND ADVANTAGE (NKL)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(e)                          237,559            1.17*              6.15*            .71*              6.60*             2
2004                             234,186            1.18               6.28             .72               6.74             14
2003                             222,751            1.18               6.00             .72               6.46             71
2002(c)                          231,062            1.10*              4.98*            .60*              5.47*            12

INSURED CALIFORNIA
TAX-FREE ADVANTAGE (NKX)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(e)                           87,764            1.22*              6.06*            .73*              6.55*             1
2004                              86,008            1.23               6.17             .73               6.67             20
2003(d)                           81,141            1.14*              5.25*            .67*              5.72*            45
==============================================================================================================================
                                  Preferred Shares at End of Period
                              ----------------------------------------
                                Aggregate     Liquidation
                                   Amount      and Market        Asset
                              Outstanding           Value     Coverage
                                     (000)      Per Share    Per Share
======================================================================
CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
----------------------------------------------------------------------
Year Ended 8/31:
2005(e)                          $175,000         $25,000      $77,774
2004                              175,000          25,000       77,152
2003                              175,000          25,000       74,560
2002                              175,000          25,000       75,974
2001                              175,000          25,000       75,600
2000                              175,000          25,000       71,189

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
----------------------------------------------------------------------
Year Ended 8/31:
2005(e)                           110,000          25,000       76,451
2004                              110,000          25,000       75,317
2003                              110,000          25,000       72,664
2002                              110,000          25,000       74,731
2001(a)                           110,000          25,000       75,782

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
----------------------------------------------------------------------
Year Ended 8/31:
2005(e)                           187,000          25,000       73,225
2004                              187,000          25,000       72,241
2003                              187,000          25,000       69,229
2002(b)                           187,000          25,000       71,186

INSURED CALIFORNIA
DIVIDEND ADVANTAGE (NKL)
----------------------------------------------------------------------
Year Ended 8/31:
2005(e)                           118,000          25,000       75,330
2004                              118,000          25,000       74,616
2003                              118,000          25,000       72,193
2002(c)                           118,000          25,000       73,954

INSURED CALIFORNIA
TAX-FREE ADVANTAGE (NKX)
----------------------------------------------------------------------
Year Ended 8/31:
2005(e)                            45,000          25,000       73,758
2004                               45,000          25,000       72,782
2003(d)                            45,000          25,000       70,078
======================================================================

*    Annualized.

** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) For the period March 27, 2001 (commencement of operations) through August 31, 2001.

(b) For the period September 25, 2001 (commencement of operations) through August 31, 2002.

(c) For the period March 25, 2002 (commencement of operations) through August 31, 2002.

(d) For the period November 21, 2002 (commencement of operations) through August 31, 2003.

(e)  For the six months ended February 28, 2005.


                                 See accompanying notes to financial statements.

                                  76-77 SPREAD

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the sensitivity of a bond or bond Fund's value to changes when interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
         For GENERATIONS


Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                o Share prices
           Learn more           o Fund details
about Nuveen Funds at           o Daily financial news
   WWW.NUVEEN.COM/ETF           o Investor education
                                o Interactive planning tools


Logo: NUVEEN Investments

                                                                     ESA-B-0205D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen California Dividend Advantage Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: May 6, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: May 6, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: May 6, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.